As filed with the Securities and Exchange Commission on April 1, 2011

Securities Act File No.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762 (Area Code and Telephone Number)

John Perlowski

President and Chief Executive Officer

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of Beneficial Interest, par value $0.001 per Share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective May 1, 2011, pursuant to Rule 488 under the Securities Act of 1933.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock High Income Fund, a series of BlackRock Bond Fund, Inc. and High Income Portfolio, a series of Managed Account Series

2.	Questions and Answers for Shareholders of BlackRock High Income Fund, a series of BlackRock Bond Fund, Inc. and High Income Portfolio, a series of Managed Account Series

3.	Notice of Joint Special Meeting of Shareholders of BlackRock High Income Fund, a series of BlackRock Bond Fund, Inc. and High Income Portfolio, a series of Managed Account Series

4.	Combined Prospectus/Proxy Statement regarding the proposed reorganizations of BlackRock High Income Fund, a series of BlackRock Bond Fund, Inc. into the BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II and High Income Portfolio, a series of Managed Account Series, into the BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II

5.	Statement of Additional Information regarding the proposed reorganizations of BlackRock High Income Fund, a series of BlackRock Bond Fund, Inc. into the BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II and High Income Portfolio, a series of Managed Account Series, into the BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II

6.	Part C Information

7.	Exhibits

[                    ], 2011

Dear Shareholder:

You are cordially invited to attend a joint special meeting of shareholders (the “Special Meeting”) of BlackRock High Income Fund (“High Income Fund”), a series of BlackRock Bond Fund, Inc., a Maryland corporation (the “Corporation”), and High Income Portfolio (“MAS: High Income Portfolio” and together with the High Income Fund, the “Target Funds” and each, a “Target Fund”), a series of Managed Account Series, a Delaware statutory trust (the “MAS Target Trust”), to be held on Friday, June 24, 2011. Before the Special Meeting, I would like to provide you with additional background and ask for your vote on an important proposal affecting your Target Fund.

The proposal you will be asked to consider at the Special Meeting, as described in the enclosed Combined Prospectus/Proxy Statement, is a proposed reorganization of your Target Fund with the BlackRock High Yield Bond Portfolio (“High Yield Portfolio” or the “Acquiring Fund”), a series of BlackRock Funds II, a Massachusetts business trust (the “Acquiring Trust”). In this reorganization, your Target Fund shares would be exchanged for the same class of shares of the Acquiring Fund, with the exception of Investor B shares of the High Income Fund, which will be exchanged for the Investor B1 shares of the Acquiring Fund and shares of the MAS: High Income Portfolio, which will be exchanged for the Institutional shares of the Acquiring Fund. The Acquiring Fund shares that you receive in the Reorganization involving your Target Fund will have the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will be effected on a tax-free basis for federal income tax purposes.

BlackRock Advisors, LLC (“BlackRock Advisors”), each fund’s investment adviser, has proposed the reorganization involving your Target Fund, as well as a number of other reorganizations involving other funds advised by BlackRock Advisors or an affiliate, to eliminate certain redundancies and in an effort to achieve certain operating efficiencies.

The reorganization of each Target Fund is being proposed because BlackRock Advisors believes that the shareholders of each Target Fund generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Target Fund’s assets in the respective reorganization, than by continuing to operate the Target Funds separately. Each of the Board of Directors of the Corporation and the Board of Trustees of the MAS Target Trust, as applicable, believes each reorganization is in the best interests of the respective Target Fund, and recommends that you vote For the proposed reorganization.

I encourage you to carefully review the enclosed materials, which explain this proposal in more detail. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote using one of the methods below by following the instructions on your proxy card:

•	By touchtone telephone;

•	By Internet;

•	By returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

If you do not vote using one of these methods, you may be called by [                    ] our proxy solicitor, to vote your shares.

As always, we appreciate your support.

Sincerely,

JOHN PERLOWSKI

President and Chief Executive Officer

BlackRock High Income Fund

BlackRock Bond Fund, Inc.

High Income Portfolio

Managed Account Series

100 Bellevue Parkway Wilmington, DE 19809

(800) 441-7762

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your voting instructions on the enclosed proxy card, date and sign it and return it in the envelope provided (or vote by touchtone telephone or through the Internet, following the instructions on the enclosed proxy card), no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted For the reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to submit your vote at the Special Meeting.

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issues to be voted on.

Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve one or both of the following: (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between BlackRock Bond Fund, Inc., a Maryland corporation (the “Corporation”), on behalf of the BlackRock High Income Fund (the “High Income Fund” or “Target Fund”), and BlackRock Funds II, a Massachusetts business trust (the “Acquiring Trust”), on behalf of the BlackRock High Yield Bond Portfolio (the “High Yield Portfolio” or “Acquiring Fund” ); and/or (ii) a Reorganization Agreement between Managed Account Series, a Delaware statutory trust (the “MAS Target Trust”), on behalf of the High Income Portfolio (the “MAS: High Income Portfolio” and together with the High Income Fund, the “Target Funds” and each, a “Target Fund”), and the Acquiring Trust, on behalf of the High Yield Portfolio (together with the Target Funds, the “Funds” and each, a “Fund”). Each Fund pursues a similar investment objective. Each Fund also employs similar investment strategies to achieve its respective investment objective. If the proposed reorganization (“Reorganization”) relating to your Target Fund is approved and completed, an account at the Acquiring Fund will be set up in your name, you will become a shareholder of the Acquiring Fund, and your Target Fund will be terminated as a series of the Corporation or the MAS Target Trust, as applicable. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to the Target Fund and for a more complete description of the Acquiring Fund.

Q:	How does the Board suggest that I vote?

A:	After careful consideration, each of the Board of Directors of the Corporation (the “Board of Directors”) and the Board of Trustees of the MAS Target Trust (the “MAS Board of Trustees” and together with the Board of Directors, the “Boards” and each, a “Board”), including all of the Directors and Trustees who are not “interested persons” of the Corporation and the MAS Target Trust (as defined in the 1940 Act) (the “Independent Board Members”), has determined that the respective proposed Reorganization is in the best interests of the relevant Target Fund and that the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. Each Board has determined that shareholders of the respective Target Fund may benefit from the following:

(i) Shareholders of the respective Target Fund will remain invested in a diversified, open-end fund that has greater net assets;

(ii) The larger net asset size of the combined fund (the “Combined Fund”) is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund);

(iii) In the case of the Reorganization involving the High Income Fund, assuming the Reorganization had occurred on September 30, 2010, the Combined Fund will have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganization, except in the case of Institutional shares. However, assuming the Reorganization had occurred on September 30, 2010, the Combined Fund will have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganization as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock

Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization.

In the case of the Reorganization involving the MAS: High Income Portfolio, assuming the Reorganization had occurred on September 30, 2010, the Combined Fund will have (i) total annual fund operating expenses for Institutional shares that are expected to be lower than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization. However, BlackRock Advisors intends to offset fees with respect to current shareholders of the MAS: High Income Portfolio following the closing of Reorganization in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund, as described below in more detail.

(iv) The contractual management fee rate for the Combined Fund is expected to be, depending on asset levels, higher or lower than the contractual management fee rate for the High Income Fund, which includes breakpoints, and the MAS: High Income Portfolio, which does not have breakpoints, although the effective management fee rate for the Combined Fund is expected to be higher than the effective management fee rate for the High Income Fund and the MAS: High Income Portfolio.

(v) The compatibility of the types of portfolio securities held by each of the Funds, the similar investment objectives and principal investment strategies of each Fund, and the similarities between the risk profiles of each Fund.

Q:	How will the Reorganization affect me?

A:	If shareholders of a Target Fund approve the proposed Reorganization relating to that Target Fund, all of the assets and certain stated liabilities of the Target Fund will be combined with those of the Acquiring Fund. You will receive the same class of shares of the Acquiring Fund as you currently hold of the Target Fund, with the exception of shareholders of Investor B shares of the High Income Fund, which will receive Investor B1 shares of the Acquiring Fund and shareholders of the MAS: High Income Portfolio, which will receive the Institutional shares of the Acquiring Fund. The aggregate net asset value of the shares you receive in the Reorganization will equal the aggregate net asset value of the Target Fund shares you own immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder’s interest will represent a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

Q:	In the Reorganization, will I receive the same class of shares of the Acquiring Fund as the shares of the Target Fund that I now hold?

A:	You will receive the same class of shares of the Acquiring Fund as the shares you own of your Target Fund, with the exception of shareholders of Investor B shares of the High Income Fund, which will receive Investor B1 shares of the Acquiring Fund and shareholders of the MAS: High Income Portfolio, which will receive the Institutional shares of the Acquiring Fund.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?

A:

No. You will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization relating to your Target Fund. However, the number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Fund and the Acquiring Fund as of the close of trading on the New York Stock Exchange on the business day immediately before the closing of the Reorganization (“Valuation Time”). Thus, if as of the Valuation Time

the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share class of the relevant Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share class of the relevant Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Combined Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Target Fund shares immediately prior to the Reorganization.

Q:	Who will advise the Acquiring Fund once one or both Reorganizations are completed?

A:	Each Target Fund is advised by BlackRock Advisors, LLC (“BlackRock Advisors”). The Acquiring Fund is also advised by BlackRock Advisors and is expected to continue to be advised by BlackRock Advisors after the completion of one or both Reorganizations. Each Target Fund is sub-advised by BlackRock Financial Management, Inc. The Acquiring Fund is also sub-advised by BlackRock Financial Management, Inc. and is expected to continue to be sub-advised by BlackRock Financial Management, Inc. after the completion of one or both Reorganizations. The same portfolio management team currently manages the Funds and is expected to continue to manage the Acquiring Fund after the completion of one or both Reorganizations. James Keenan, Mitchell Garfin and Derek Schoenhofen will be the portfolio managers of the Combined Fund.

Q:	How will the Reorganization(s) affect Fund fees and expenses?

High Income Fund into High Yield Portfolio

A:	Assuming the Reorganization involving the High Income Fund had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganization, except in the case of Institutional shares. However, assuming the Reorganization had occurred on September 30, 2010, the Combined Fund would have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganization as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization.

MAS: High Income Portfolio into High Yield Portfolio

A:

The MAS: High Income Portfolio is an investment option for certain “wrap-fee” or other separately managed account program clients who have retained BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) to manage their accounts, or who have requested that their investment adviser implement investment recommendations provided by BIM LLC in connection with the management of their accounts. Because BlackRock Advisors has contractually agreed to waive all fees and pay or reimburse all expenses of the MAS: High Income Portfolio, shareholders of the MAS: High Income Portfolio currently only pay a “wrap” fee to the sponsor and are not subject to any fund level expenses as a result of their investment in the MAS: High Income Portfolio. Assuming the Reorganization involving the MAS: High Income Portfolio had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for Institutional shares that are expected to be lower than those of the shares of the MAS: High Income Portfolio prior to the

Reorganization as of April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization and therefore, current shareholders of the MAS: High Income Portfolio, as shareholders of the Institutional shares of the Combined Fund, would be subject to the net annual fund operating expenses for such Institutional shares. However, BlackRock Advisors intends to offset fees at the wrap program level with respect to current shareholders of the MAS: High Income Portfolio following the closing of the Reorganization in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund. As a result, current shareholders of the MAS: High Income Portfolio, who are currently bearing those expenses directly as part of their wrap fee, will continue to bear those expenses following the closing of the Reorganization, but indirectly as shareholders of the Combined Fund.

High Income Fund and MAS: High Income Portfolio into High Yield Portfolio

A:	Assuming the Reorganizations had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganizations as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganizations as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganizations, except in the case of Institutional shares. However, assuming the Reorganizations had occurred on September 30, 2010, the Combined Fund would have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganizations as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganizations.

Assuming the Reorganizations had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for Institutional shares that are expected to be the same as those of the shares of the MAS: High Income Portfolio prior to the Reorganizations as of April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganizations as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganizations and therefore, current shareholders of the MAS: High Income Portfolio, as shareholders of the Institutional shares of the Combined Fund, would be subject to the net annual fund operating expenses for such Institutional shares. However, BlackRock Advisors intends to offset fees at the wrap program level with respect to current shareholders of the MAS: High Income Portfolio following the closing of the Reorganizations in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund. As a result, current shareholders of the MAS: High Income Portfolio, who are currently bearing those expenses directly as part of their wrap fee, will continue to bear those expenses following the closing of the Reorganizations, but indirectly as shareholders of the Combined Fund.

In addition, the contractual management fee rate for the Combined Fund is expected to be, depending on asset levels, higher or lower than the contractual management fee rates for the High Income Fund, which includes breakpoints, and the MAS: High Income Portfolio, which does not have breakpoints, and the effective management fee rate for the Combined Fund is expected to be higher than the effective management fee rates for the High Income Fund and MAS: High Income Portfolio.

Q:	Are there any differences in front-end sales loads or contingent deferred sales charges?

A:	The distribution and service fees and sales charges (including contingent deferred sales charges (“CDSCs”)) on the shares of the Acquiring Fund to be issued in the Reorganizations (Investor A, Investor B1, Investor C, Investor C1 and Institutional) to the holders of shares of the Target Funds will be the same as those of the corresponding charges on the shares of the Target Funds held by such shareholders immediately prior to the Reorganizations. Note that shareholders of Investor B shares of the High Income Fund will be issued Investor B1 shares of the Acquiring Fund and shareholders of the MAS: High Income Portfolio will be issued Institutional shares of the Acquiring Fund.

Q:	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganizations?

A:	No, you will not pay any sales load, commission or other similar fee in connection with the Reorganizations. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of the Acquiring Fund acquired by you in a Reorganization will be measured from the earlier of the time (i) you purchased your Target Fund shares or (ii) you purchased your shares of any other fund advised by BlackRock Advisors and subsequently exchanged them for shares of the Target Fund.

Q:	What happens to my shares if the Reorganization is approved? Will I have to take any action if the Reorganization is approved?

A:	If the Reorganization relating to your Target Fund is approved, your shares automatically will be converted into shares of the Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganizations. If you currently hold certificates representing your shares of the Target Fund, it is not necessary to surrender such certificates. You will receive the same class of shares of the Acquiring Fund as you currently hold of your Target Fund, with the exception of Investor B shares of the High Income Fund, which will be exchanged for the Investor B1 shares of the Acquiring Fund and shares of the MAS: High Income Portfolio, which will be exchanged for the Institutional shares of the Acquiring Fund. The aggregate net asset value of the Acquiring Fund shares you receive in the Reorganization relating to your Target Fund will be equal to the aggregate net asset value of the shares you own in the Target Fund immediately prior to the Reorganization.

Q:	What happens if a Reorganization is not approved?

A:	If a Reorganization is not approved by shareholders of the relevant Target Fund, the Reorganization will not occur, and the Board will consider other alternatives.

Q:	What happens if shareholders of one Target Fund approve their Reorganization, while shareholders of the other Target Fund do not?

A:	Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.

Q:	Will the Reorganization create a taxable event for me?

A:

Each Reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, a Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and

v

certain stated liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt of shares of the Acquiring Fund in connection with the Reorganization.

The portfolio managers of the Acquiring Fund have reviewed the portfolio holdings of each Target Fund and do not anticipate disposing of or requesting the disposition of any material portion of the holdings of either Target Fund in preparation for, or as a result of, the applicable Reorganization. Consequently, no material transaction costs in restructuring the portfolio holdings of the Combined Fund are anticipated to be incurred in connection with any Reorganization. The portfolio managers will, however, need to evaluate the portfolio of the Combined Fund on a continuing basis and the foregoing statement is not intended to be a representation that portfolio holdings of each Target Fund or the Acquiring Fund will not be disposed of in the future. If there are any sales of portfolio assets, the tax impact of any such sales will depend on the difference between the price at which such portfolio assets are sold and a Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to a Target Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. In addition, prior to the Reorganization, a Target Fund will distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.

Q:	What if I redeem my shares before the Reorganization takes place?

A:	If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable CDSC.

Q:	Who will pay for the Reorganizations?

A:	BlackRock Advisors and its affiliates have agreed to bear all expenses associated with the Reorganizations. The estimated expenses of the Reorganizations are $648,402. The foregoing estimated expenses will be borne by BlackRock Advisors or its affiliates regardless of whether the Reorganizations are consummated.

Q:	How do I vote my shares?

A:	You can vote shares beneficially held through your account by mail, telephone or Internet or in person at the joint special meeting of the Target Funds (“Special Meeting”). To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the Internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the card and follow the instructions. To vote at the Special Meeting, please attend the Special Meeting in person and have the proxy card on hand.

Q:	Why are multiple proxy cards enclosed?

A:	If you are a shareholder of more than one Target Fund, you will receive a proxy card for each Fund. If you are a shareholder of other BlackRock-advised funds, you may have separately received one or more other combined prospectuses/proxy statements and proxy cards relating to other reorganizations. Please read those documents carefully as well and cast your vote.

Q:	I have received other combined prospectus/proxy statements from other funds in the BlackRock mutual fund complex. Is this a duplicate combined prospectus/proxy statement?

A:	This is not a duplicate combined prospectus/proxy statement. You are being asked to vote separately for each fund in which you own shares that is a target fund in a reorganization. The proposals included here were not included in any other combined prospectus/proxy statement.

Q:	When will the Reorganizations occur?

A:	If approved by shareholders, each Reorganization is expected to occur during the third quarter of 2011. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Fund’s shareholders.

Q:	How does the Board recommend that I vote?

A:	The Board recommends that shareholders vote “For” the proposal.

Q:	Whom do I contact if I have questions?

A:	You can contact your financial advisor for further information. Direct shareholders may contact the Funds at (800) 441-7762.

Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

BLACKROCK BOND FUND, INC

BlackRock High Income Fund

MANAGED ACCOUNT SERIES

High Income Portfolio

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 24, 2011

To the Shareholders of each of the BlackRock High Income Fund and the High Income Portfolio:

This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the BlackRock High Income Fund (the “High Income Fund”), a series of BlackRock Bond Fund, Inc., a Maryland corporation (the “Corporation”), and the High Income Portfolio (the “MAS: High Income Portfolio” and together with the High Income Fund, the “Target Funds” and each a, “Target Fund”), a series of the Managed Account Series, a Delaware statutory trust (the “MAS Target Trust”), will be held on Friday, June 24, 2011, at 12:30 p.m., Eastern Time, at the offices of BlackRock Advisors, LLC at 800 Scudders Mill Road, Plainsboro, NJ 08536, for the following purposes:

1.	The shareholders of each Target Fund are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Target Fund. Pursuant to the Reorganization Agreement, a Target Fund would transfer all of its assets to the BlackRock High Yield Bond Portfolio (the “High Yield Portfolio” or the “Acquiring Fund”), a series of BlackRock Funds II, a Massachusetts business trust (the “Acquiring Trust”), in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and shares of the Acquiring Fund, after which those shares will be distributed by the Target Fund to the holders of its shares; and

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

Each of the Board of Directors of the Corporation and the Board of Trustees of the MAS Target Trust has fixed the close of business on April 27, 2011 as the record date (the “Record Date”) for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.

Your vote is important regardless of the size of your holdings in the Target Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. You may also vote by telephone or over the Internet; please see pages [            ] of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Directors and the Board of Trustees,

/s/ IRA P. SHAPIRO

IRA P. SHAPIRO

Secretary

[Wilmington, Delaware]

[            ], 2011

COMBINED PROSPECTUS/PROXY STATEMENT

BLACKROCK BOND FUND, INC.

BlackRock High Income Fund

MANAGED ACCOUNT SERIES

High Income Portfolio

BLACKROCK FUNDS II

BlackRock High Yield Bond Portfolio

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the BlackRock High Income Fund (the “High Income Fund”), a series of BlackRock Bond Fund, Inc., a Maryland corporation (the “Corporation”) and/or the High Income Portfolio (the “MAS: High Income Portfolio” and together with the High Income Fund, the “Target Funds” and each, a “Target Fund”), a series of Managed Account Series, a Delaware statutory trust (the “MAS Target Trust”). A joint special meeting of shareholders of each of the Target Funds (the “Special Meeting”) will be held at the offices of BlackRock Advisors, LLC at 800 Scudders Mill Road, Plainsboro, NJ 08536, on Friday, June 24, 2011 at 12:30 p.m., Eastern Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on April 27, 2011 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of each Target Fund on or about             , 2011. The Board of Directors of the Corporation (the “Board of Directors”) and the Board of Trustees of the MAS Target Trust (the “MAS Board of Trustee” and together with the Board of Directors, the “Boards” and each, a “Board”) requests that shareholders vote their shares by completing and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

The purposes of the Special Meeting are:

1. The shareholders of each Target Fund are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Target Fund. Pursuant to the Reorganization Agreement, a Target Fund would transfer all of its assets to the BlackRock High Yield Bond Portfolio (the “High Yield Portfolio” or “Acquiring Fund” and together with the High Income Fund and the MAS: High Income Portfolio, the “Funds” and each, a “Fund”), a series of BlackRock Funds II, a Massachusetts business trust (the “Acquiring Trust”), in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and shares of the Acquiring Fund, after which those shares will be distributed by the Target Fund to the holders of its shares; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

Each Board has approved the reorganization (“Reorganization”) with respect to the relevant Target Fund by which the Target Fund, a series of the Corporation or the MAS Target Trust, as applicable, an open-end management investment company, would be acquired by the Acquiring Fund. The Acquiring Fund pursues an investment objective similar to that of each of the Target Funds. The investment objective of the Acquiring Fund is to seek to maximize total return, consistent with income generation and prudent investment management. The High Income Fund seeks to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and as a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The MAS: High Income Portfolio seeks to provide shareholders with a high level of current income and as a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Acquiring Fund also has principal investment strategies that are similar to those of each of the Target Funds. Each Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Fund’s investment strategies see “Summary – Investment Objectives and Principal Investment Strategies” below.

If a Target Fund’s shareholders approve the Reorganization relating to their Fund, the Target Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume certain stated liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the Corporation or the MAS Target Trust, as applicable. When the Reorganization is complete, the High Income Fund’s shareholders will hold the same class of shares of the Acquiring Fund as they currently hold of the Target Fund, with the exception of shareholders of Investor B shares, which will receive Investor B1 shares of the Acquiring Fund. When the Reorganization is complete, the MAS: High Income Portfolio’s shareholders will hold the Institutional shares of the Acquiring Fund. The aggregate net asset value of the Acquiring Fund shares received in the Reorganization will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder’s interest will represent a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on the Reorganization relating to their Fund and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Acquiring Fund and the Target Funds (together, the “Funds”), each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information dated [ ], 2011 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;

•	the Prospectuses relating to Investor A, Investor B, Investor C, Investor C1, and Institutional shares of the High Income Fund, dated January 28, 2011, as supplemented;

•	the Prospectus relating to the MAS: High Income Portfolio, dated August 27, 2010, as supplemented;

•	the Statement of Additional Information relating to the High Income Fund, dated January 28, 2010, as supplemented (the “High Income Fund SAI”);

•

the Statement of Additional Information relating to the MAS: High Income Portfolio, dated August 27, 2010, as supplemented (the “MAS: High Income Portfolio SAI,” and together with the High Income Fund SAI, the “Target Fund SAIs”);

•	the Annual Report to shareholders of the High Income Fund for the fiscal year ended September 30, 2010;

•	the Annual Report to shareholders of the MAS: High Income Portfolio for the fiscal year ended April 30, 2010;

•	the Semi-Annual Report to shareholders of the MAS: High Income Portfolio for the fiscal period ended October 31, 2010;

•	the Statement of Additional Information relating to the Acquiring Fund, dated January 28, 2011, as supplemented (the “Acquiring Fund SAI”).

The following documents each have been filed with the SEC, and are incorporated herein by reference into (each legally forms a part of) and also accompany this Combined Prospectus/Proxy Statement:

•	the Prospectuses relating to Investor A, Investor B1, Investor C, Investor C1 and Institutional shares of the Acquiring Fund each dated January 28, 2011, as supplemented; and

•	the Annual Report to shareholders of the Acquiring Fund for the fiscal year ended September 30, 2010.

ii

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Acquiring Fund’s Prospectuses (collectively, the “Acquiring Fund Prospectus”) will apply to the shares issued by the Acquiring Fund in connection with the Reorganizations. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

BlackRock High Income Fund	BlackRock High Yield Bond Portfolio
BlackRock Bond Fund, Inc.	BlackRock Funds II
100 Bellevue Parkway	100 Bellevue Parkway
Wilmington, Delaware 19809	Wilmington, Delaware 19809
(800) 441-7762	(800) 441-7762

High Income Portfolio
Managed Account Series
100 Bellevue Parkway
Wilmington, Delaware 19809
(800) 441-7762

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” The Reorganization SAI may also be obtained without charge, upon request, by calling (800) 441-7762.

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.
By Phone:	(202) 551-8090
By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)
By E-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

Each Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is [                    ], 2011.

iii

iv

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

Each of the Corporation, the MAS Target Trust and the Acquiring Trust is an open-end management investment company registered with the SEC. Each of the High Income Fund, the MAS: High Income Portfolio and the Acquiring Fund is classified as a diversified fund for purposes of the 1940 Act and is a series of the Corporation, the MAS Target Trust and the Acquiring Trust, respectively. The Corporation is organized as a corporation under the laws of the State of Maryland. The MAS Target Trust is organized as a statutory trust under the law of the State of Delaware. The Acquiring Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. The investment objective of each Fund is similar. The High Income Fund seeks to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and as a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The MAS: High Income Portfolio seeks to provide shareholders with a high level of current income and as a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The investment objective of the Acquiring Fund is to seek to maximize total return, consistent with income generation and prudent investment management. The investment objective of each of the Target Funds is fundamental, which means that it may not be changed without approval of a majority of the respective Fund’s outstanding voting securities, as defined in the 1940 Act. The investment objective of the Acquiring Fund is a non-fundamental objective, which means it may be changed without the approval of the Fund’s shareholders. Should the Acquiring Trust’s Board determine that the investment objective of the High Yield Portfolio should be changed, High Yield Portfolio shareholders must be given at least 30 days notice before any such change is implemented.

The Acquiring Fund, following completion of one or both of the Reorganizations, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement.

BlackRock Advisors, LLC (“BlackRock Advisors” or the “Adviser”) serves as the investment adviser of each of the Funds. The portfolio managers of each of the Funds are James Keenan, Mitchell Garfin and Derek Schoenhofen, and they are expected to continue to be the portfolio managers of the Combined Fund following the closing of the Reorganizations. Each of the Funds publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor, BlackRock Investments, LLC (“BRIL” or the Distributor”), and numerous intermediaries.

High Income Fund, MAS: High Income Portfolio and High Yield Portfolio. The High Income Fund, the MAS: High Income Portfolio and the High Yield Portfolio employ similar investment strategies to achieve their respective objectives. All Funds primarily invest in fixed-income securities and under normal circumstances invest at least 80% of their respective assets in high yield bonds. The material differences in principal investment strategies are:

•

The High Yield Portfolio primarily invests in non-investment grade bonds with maturities of ten years or less, while the High Income Fund and the MAS: High Income Portfolio may invest in non-investment grade bonds of any duration or maturity.

•

Each of the High Income Fund and the MAS: High Income Portfolio may invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interest in fixed income securities, while the High Yield Portfolio does not have similar investment strategies. In addition, each of the High Income Fund and the MAS: High Income Portfolio may invest up to 15% of its net assets in secondary market purchases of corporate loans. While the High Yield Portfolio also permits investments in corporate loans, it does not have a similar threshold.

•

Each Fund may invest in distressed securities but the MAS: High Income Portfolio may make such investments only as a non-principal strategy. The High Yield Portfolio may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States and such investments may be on a currency hedged or unhedged basis, while the High Income Fund and the MAS: High Income Portfolio may invest up to 30% of their respective assets in fixed-income securities of issuers outside the United States.

•

Each Fund may invest in derivatives. However, the High Yield Portfolio explicitly includes foreign currency transactions as one of its principal investment strategies, while the High Income Fund and the MAS: High Income Portfolio may invest in foreign currency transactions as a non-principal strategy. Also, each Fund may invest as a principal investment strategy in derivatives for hedging purposes, but the High Income Fund and the MAS: High Income Portfolio may invest in derivatives to increase the return on their respective portfolio investments as well, while the High Yield Portfolio may invest in derivatives to enhance returns only as a non-principal investment strategy.

•

The High Yield Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies, while the High Income Fund and the MAS: High Income Portfolio do not have a similar investment strategy.

Each Board, including all of the Directors and Trustees who are not “interested persons” of the Corporation and the MAS Target Trust (as defined in the 1940 Act) (the “Independent Board Members”), as applicable, has approved each Reorganization, on behalf of each of the High Income Fund and the MAS: High Income Portfolio, as applicable. Subject to approval by the relevant Target Fund shareholders, each Reorganization provides for:

•

the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such shares of the Acquiring Fund to the relevant Target Fund’s shareholders; and

•	the termination of each Target Fund as a series of the Corporation or the MAS Target Trust, as applicable.

If a proposed Reorganization is approved and completed, the Target Fund’s shareholders would hold shares of the same class of the Combined Fund as they currently hold of the Target Fund, with the exception of shareholders of Investor B shares of the High Income Fund, which will receive Investor B1 shares of the Acquiring Fund and shareholders of the MAS: High Income Portfolio, which will receive the Institutional shares of the Acquiring Fund. The Acquiring Fund shares that shareholders of the Target Fund will receive in the Reorganization will have the same aggregate net asset value of the Target Fund shares that they owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganizations

BlackRock Advisors believes that the shareholders of each Fund generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganizations, than by continuing to operate the Funds separately. BlackRock Advisors believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the BlackRock-advised complex for a reorganization with each Target Fund. As a result of the similar investment objectives and strategies of the Funds, there is substantial overlap in the portfolio securities currently owned by the Funds. Consistent with the flexibility permitted by each Fund’s investment strategies, the portfolio management team is generally managing each of the High Income Fund and the MAS: High Income Portfolio in a substantially similar manner as the High Yield Portfolio. In particular, as of September 30, 2010, 99% of the High Income Fund’s portfolio is invested in securities that are also held by the High Yield Portfolio and 90% of the High Yield

Portfolio’s portfolio is invested in securities that are also held by the High Income Fund, and 98% of the MAS: High Income Portfolio’s portfolio is invested in securities that are also held by the High Yield Portfolio and 88% of the High Yield Portfolio’s portfolio is invested in securities that are also held by the MAS: High Income Portfolio.

In approving each Reorganization, each Board, including all of the Independent Board Members, determined that participation in the Reorganization is in the best interests of the relevant Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. Each Board considered the Reorganization proposals at meetings held on February 8-9, 2011 and March 18, 2011, and the entire Board, including all of the Independent Board Members, approved each Reorganization. The approval determinations were made on the basis of each Board member’s judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:

•

that the investment objectives of the Target Funds and Acquiring Fund are similar. The fact that certain strategies of the relevant Target Fund and the Acquiring Fund are similar and compatible, while others are different. The Board considered the principal differences in investment strategies between the relevant Target Fund and the Acquiring Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

that assuming the Reorganization involving the High Income Fund had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganization, except in the case of Institutional shares. However, assuming the Reorganization had occurred on September 30, 2010, the Combined Fund would have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganization as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization. BlackRock Advisors has agreed to implement contractual waivers and/or reimbursements with respect to Investor A, Investor B1, Investor C and Investor C1 shares until February 1, 2014 following the closing of the Reorganization. In addition, BlackRock Advisors has agreed to keep in effect the Acquiring Fund’s existing contractual fee waivers and/or expense reimbursements with respect to Institutional shares until February 1, 2012.

•

that the MAS: High Income Portfolio is an investment option for certain “wrap-fee” or other separately managed account program clients who have retained BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) to manage their accounts, or who have requested that their investment adviser implement investment recommendations provided by BIM LLC in connection with the management of their accounts. Because BlackRock Advisors has contractually agreed to waive all fees and pay or reimburse all expenses of the MAS: High Income Portfolio, shareholders of the MAS: High Income Portfolio currently only pay a “wrap” fee to the sponsor and are not subject to any fund level expenses as a result of their investment in the MAS: High Income Portfolio. Assuming the Reorganization involving the MAS: High Income

Portfolio had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for Institutional shares that are expected to be lower than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization. Therefore, current shareholders of the MAS: High Income Portfolio, as shareholders of the Institutional shares of the Combined Fund, would be subject to the net annual fund operating expenses for such Institutional shares. However, BlackRock Advisors intends to offset fees at the wrap program level with respect to current shareholders of the MAS: High Income Portfolio following the closing of the Reorganization in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund. As a result, current shareholders of the MAS: High Income Portfolio, who are currently bearing those expenses directly as part of their wrap fee, will continue to bear those expenses following the closing of the Reorganization, but indirectly as shareholders of the Combined Fund. BlackRock Advisors has agreed to keep in effect the Acquiring Fund’s existing contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) with respect to Institutional shares until February 1, 2012.

•

that assuming both Reorganizations had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganizations as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganizations as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganizations, except in the case of Institutional shares. However, assuming the Reorganizations had occurred on September 30, 2010, the Combined Fund would have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganization as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganizations. In addition, assuming both Reorganizations had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for Institutional shares that are expected to be the same as those of the shares of the MAS: High Income Portfolio prior to the Reorganizations as of April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganizations as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganizations. Therefore, current shareholders of the MAS: High Income Portfolio, as shareholders of the Institutional shares of the Combined Fund, would be subject to the net annual fund operating expenses for such Institutional shares. However, BlackRock Advisors intends to offset fees at the wrap program level with respect to current shareholders of the MAS: High Income Portfolio following the closing of the Reorganizations in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund. As a result, current shareholders of the MAS: High Income Portfolio, who are currently bearing those expenses directly as part of their wrap fee, will continue to bear those expenses following the closing of the Reorganizations, but indirectly as shareholders of the Combined Fund. BlackRock Advisors has agreed to implement contractual waivers and/or reimbursements with respect to Investor A, Investor B1, Investor C and Investor C1 shares until February 1, 2014 following the closing of the Reorganizations. In addition, BlackRock Advisors has agreed to keep in effect the Acquiring Fund’s existing contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) with respect to Institutional shares until February 1, 2012.

•

that the contractual management fee rate for the Combined Fund is expected to be, depending on asset levels, higher or lower than the contractual management fee rates for the High Income Fund, which includes breakpoints, and the MAS: High Income Portfolio, which does not have breakpoints, and the effective management fee rate for the Combined Fund is expected to be higher than the effective management fee rates for the High Income Fund and the MAS: High Income Portfolio.

•

the expectation that the Combined Fund will achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain fixed costs over a larger asset base.

•

that the same portfolio management team (as described below under “Comparison of the Funds—Management of the Funds) that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganizations.

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information.”

•	that each Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of each Target Fund will receive shares of the Acquiring Fund.

•

that there is expected to be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction. In addition, prior to a Reorganization, each Target Fund will distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.

•

that the aggregate net asset value of the shares that shareholders of the relevant Target Fund will receive in the Reorganization is expected to equal the aggregate net asset value of the shares that shareholders of the relevant Target Fund own immediately prior to the Reorganization, and that shareholders of the relevant Target Fund will not be diluted as a result of the Reorganization.

•

that the costs associated with each Reorganization will be paid by BlackRock Advisors or its affiliates regardless of whether the Reorganizations are consummated, and will not be borne by shareholders of the Funds.

Each Board, including all of the Independent Board Members, concluded that, based upon the factors and determinations summarized above, completion of each Reorganization is advisable and in the best interests of each Target Fund and that the interests of the shareholders of the Target Fund will not be diluted with respect to net asset value as a result of the Reorganization. The Board of Trustees of the Acquiring Fund concluded that completion of each Reorganization is advisable and in the best interests of the Acquiring Fund and that the interests of the shareholders of the Acquiring Fund will not be diluted with respect to net asset value as a result of the Reorganization. The determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

If a Reorganization is not approved by shareholders of the relevant Target Fund, the Board will consider other alternatives.

The Board, including all of the Independent Board Members, recommends that you vote For the Reorganization relating to your Target Fund.

Investment Objectives and Principal Investment Strategies

Comparison of the High Income Fund, the MAS: High Income Portfolio and the High Yield Portfolio

Investment Objectives. The investment objectives of the Funds are similar. The investment objective of High Income Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The investment objective of the MAS: High Income Portfolio is to provide shareholders with a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. This means that the main objective of the Fund is current income—that is, it looks for securities that pay interests or dividends. The investment objective of each of the High Income Fund and the MAS: High Income Portfolio is fundamental, which means it may not be changed without approval of a majority of the respective Fund’s outstanding voting securities, as defined in the 1940 Act. The investment objective of High Yield Portfolio is to seek to maximize total return, consistent with income generation and prudent investment management. The investment objective of the High Yield Portfolio is non-fundamental, which means it may be changed without the approval of the Fund’s shareholders. Should the Acquiring Trust’s Board determine that the investment objective of the High Yield Portfolio should be changed, High Yield Portfolio shareholders must be given at least 30 days notice before any such change is implemented.

Principal Investment Strategies. The High Income Fund, the MAS: High Income Portfolio and the High Yield Portfolio employ similar principal strategies in achieving their respective objectives. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

High Income Fund (Target Fund)	MAS: High Income Portfolio (Target Fund)	High Yield Portfolio (Acquiring Fund)

•   Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are rated in the lower rating categories by at least one of the recognized rating agencies (including Baa or lower by Moody’s or BBB or lower by S&P or Fitch), or in unrated securities that Fund management believes are of comparable quality. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days prior notice to shareholders.

•   Securities rated below Baa or BBB are commonly known as “junk bonds.” The Fund may invest up to 100% of its assets in junk bonds.

•   Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities rated below investment grade or in unrated securities that Fund management believes are of comparable quality. Fixed-income securities rated below investment grade are those that are rated in the lower rating categories by at least one of the recognized rating agencies including Baa or lower by Moody’s or BBB or lower by S&P or Fitch. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days prior notice to shareholders.

• The Fund normally invests
at least 80% of its assets in
high yield bonds. The high
yield securities (commonly
called “junk bonds”)
acquired by the Fund will
generally be in the lower
rating categories of the
major rating agencies (BB
or lower by S&P or Ba or
lower by Moody’s) or will
be determined by the Fund
management team to be of
similar quality. Split rated
bonds will be considered to
have the higher credit
rating. This policy is a non-
fundamental policy of the
Fund and may not be
changed without 60 days
prior notice to
shareholders.

High Income Fund (Target Fund)	MAS: High Income Portfolio (Target Fund)	High Yield Portfolio (Acquiring Fund)

•  Although the Fund will invest primarily in lower-rated securities, other than with respect to distressed securities, it will not invest in securities rated at the time of purchase in the lowest rating categories by each of the recognized rating agencies (including Ca or below for Moody’s and CC or below for S&P or Fitch) unless the Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.

• Securities rated below Baa or BBB are commonly known as “junk bonds.” The Fund may invest up to 100% of its assets in junk bonds.

• The Fund may invest in junk bonds of any duration or maturity.	• The Fund may invest in junk bonds of any duration or maturity.	• The Fund invests primarily in non-investment grade bonds with maturities of ten years or less.

•  The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Both U.S. and foreign companies and governments may issue these securities.

•  The Fund normally invests more than 90% of its assets in fixed-income securities. The Fund invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. Both U.S. and foreign companies and governments may issue these securities.

• The Fund can invest in a
wide range of securities
including corporate bonds,
mezzanine investments,
collateralized bond
obligations, bank loans and
mortgage-backed and asset-
backed securities.

•  The Fund may invest in
convertible and preferred
securities.

• The Fund may also invest up to 15% of its net assets in secondary market purchases of corporate loans.	• The Fund may also invest up to 15% of its net assets in secondary market purchases of corporate loans.	• The Fund may invest in corporate bonds and bank loans as discussed above.

• The Fund may invest up to 10% of its net assets in distressed securities.

•  The Fund may, as a non-principal strategy, invest up to 10% of its assets in distressed securities. Distressed securities are securities that are subject to bankruptcy proceedings or are in default or at imminent risk of being in default.

• The Fund may invest in
securities of any rating, and
may invest up to 10% of its
assets (measured at the
time of investment) in
distressed securities that
are in default or the issuers
of which are in bankruptcy.

High Income Fund (Target Fund)	MAS: High Income Portfolio (Target Fund)	High Yield Portfolio (Acquiring Fund)

•   The Fund may invest up to 30% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the Fund’s investments in foreign issuers will primarily be in issuers in Canada, Australia and the developed markets of Europe, although the Fund may also invest in issuers in emerging markets as a non-principal investment strategy.

•   The Fund may invest up to 30% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the Fund’s investments in foreign issuers will primarily be in issuers in Canada, Australia and the developed markets of Europe, although the Fund may also invest in issuers in emerging markets as a non-principal investment strategy.

• The Fund may invest up to
30% of its assets in non-
dollar denominated bonds
of issuers located outside of
the United States. The
Fund’s investment in non-
dollar denominated bonds
may be on a currency
hedged or unhedged basis.

•   The Fund can also invest,
to the extent consistent
with its investment goal, in
non-U.S. and emerging
market securities and
currencies.

Comparison. The principal differences between the principal strategies of the High Income Fund, the MAS: High Income Portfolio and the High Yield Portfolio are that:

•

The High Yield Portfolio primarily invests in non-investment grade bonds with maturities of ten years or less, while the High Income Fund and the MAS: High Income Portfolio may invest in non-investment grade bonds of any duration or maturity. Other than with respect to distressed securities, the High Income Fund may not invest in securities rated in the lowest rating categories by each of the recognized rating agencies unless Fund management believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. There is no similar restriction for the MAS: High Income Portfolio and the High Yield Portfolio.

•

The High Income Fund and the MAS: High Income Portfolio may also invest up to 15% of their respective net assets in secondary market purchases of corporate loans, while the High Yield Portfolio does not have a similar threshold. Investments in mezzanine securities and collateralized bond obligations are principal investment strategies of the High Yield Portfolio, while the High Income Fund and the MAS: High Income Portfolio do not list such investments as their investment strategies.

•

Each of the High Income Fund and the High Yield Portfolio may invest its assets in distressed securities as a principal strategy, while an investment in distressed securities is a non-principal investment strategy of the MAS: High Income Portfolio; however, each Fund currently limits such investments to 10% of its assets in any event. The High Yield Portfolio may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States and such investments may be on a currency hedged or unhedged basis, while the High Income Fund and the MAS: High Income Portfolio may invest up to 30% of their respective assets in fixed-income securities of issuers outside the United States. Fund management of each of the High Income Fund and the MAS: High Income Portfolio anticipates that the Fund’s investments in foreign issuers will primarily be in Canada, Australia and the developed markets of Europe. The High Yield Portfolio may, as a principal investment strategy, invest in emerging market securities and currencies to the extent consistent with its investment goal, while the High Income Fund and the MAS: High Income Portfolio may only invest in emerging markets as a non-principal strategy.

•

Each Fund may invest in derivatives. However, the High Yield Portfolio explicitly includes foreign currency transactions as one of its principal investment strategies, while the High Income Fund and the MAS: High Income Portfolio may invest in foreign currency transactions as a non-principal strategy.

Each Fund may invest as a principal investment strategy in derivatives for hedging purposes, as well as to increase the return on its portfolio investments, except that High Yield Portfolio may invest in derivatives to enhance returns only as a non-principal investment strategy. The High Income Fund and the MAS: High Income Portfolio may invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities, while the High Yield Portfolio has no such investment strategy. The High Yield Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls), while the High Income Fund and the MAS: High Income Portfolio may, as part of its non-principal strategies, enter into repurchase agreements and purchase and sale contracts. The MAS: High Income Portfolio may also, as part of its non-principal investment strategies, enter into reverse purchase agreements.

•

The High Yield Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies, while the High Income Fund and the MAS: High Income Portfolio do not have a similar investment strategy.

Notwithstanding the differences in the investment strategies of the Funds, as noted above, because of the similar investment objectives and strategies there is substantial overlap in the portfolio securities currently owned by the Funds. Consistent with the flexibility permitted by each Fund’s investment strategies, the portfolio management team is generally managing the Funds in a substantially similar manner and the same portfolio management team is also expected to manage the Combined Fund after the Reorganizations. In particular, as noted above, as of September 30, 2010, 99% of the High Income Fund’s portfolio is invested in securities that are also held by the High Yield Portfolio and 90% of the High Yield Portfolio’s portfolio is invested in securities that are also held by the High Income Fund, and 98% of the MAS: High Income Portfolio’s portfolio is invested in securities that are also held by the High Yield Portfolio and 88% of the High Yield Portfolio’s portfolio is invested in securities that are also held by the MAS: High Income Portfolio. Thus, neither of the proposed Reorganizations is expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by the Target Funds.

Fees and Expenses

If a Reorganization is approved and completed, holders of Target Fund shares will receive the class of shares indicated in the following chart:

High Income Fund (Target Fund)	MAS: High Income Portfolio (Target Fund)	High Yield Portfolio (Combined Fund)
Institutional	Shares of Beneficial Interest*	Institutional
Investor A	N/A	Investor A
Investor B**	N/A	Investor B1
Investor C	N/A	Investor C
Investor C1	N/A	Investor C1

*	Shareholders of the MAS: High Income Portfolio will receive Institutional shares of the Combined Fund in connection with the Reorganization involving the MAS: High Income Portfolio.
**	Shareholders of Investor B shares of the High Income Fund will receive Investor B1 shares of the Combined Fund in connection with the Reorganization involving the High Income Fund.

Fee Tables as of September 30, 2010 (unaudited)

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Funds, assuming the Reorganization(s) had taken place on September 30, 2010 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended September 30, 2010. Future fees and expenses may be greater or less than those indicated below. For information concerning the net assets of each Fund as of September 30, 2010, see “Other Information—Capitalization.” You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section of the Acquiring Fund Prospectus, which accompanies this Combined Prospectus/Information Statement and is incorporated herein by reference and in the “Purchase of Shares” section of the Acquiring Fund SAI, which is incorporated herein by reference.

Fee Tables of the High Income Fund, the High Yield Portfolio and the Pro Forma Combined Fund (as of September 30, 2010 (unaudited))

	High Income Fund (Target Fund) Investor A	High Yield Portfolio (Acquiring Fund) Investor A	Pro Forma Combined Fund Investor A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.26%	0.33%	0.31%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.25%	0.33%	0.31%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	0.93%	1.06%[2]	1.02%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.09)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	1.06%[3]	0.93%[4]

	High Income Fund (Target Fund) Investor B*	High Yield Portfolio (Acquiring Fund) Investor B1	Pro Forma Combined Fund Investor B1
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	4.00%[5]	4.00%[5]	4.00%[5]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%	0.75%
Other Expenses	0.38%	0.24%	0.37%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.37%	0.24%	0.37%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.55%	1.47%[2]	1.58%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.11)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.55%	1.47%[3]	1.47%[4]

	High Income Fund (Target Fund) Investor C	High Yield Portfolio (Acquiring Fund) Investor C	Pro Forma Combined Fund Investor C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[6]	1.00%[6]	1.00%[6]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.50%	0.25%	0.38%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.49%	0.25%	0.38%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.92%	1.73%[2]	1.84%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.11)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.92%	1.73%[3]	1.73%[4]

	High Income Fund (Target Fund) Investor C1	High Yield Portfolio (Acquiring Fund) Investor C1	Pro Forma Combined Fund Investor C1
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[6]	1.00%[6]	1.00%[6]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	0.80%	0.80%	0.80%
Other Expenses	0.37%	0.29%	0.38%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.36%	0.29%	0.38%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.59%	1.57%[2]	1.64%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.07)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.59%	1.57%[3]	1.57%[4]

	High Income Fund (Target Fund) Institutional	High Yield Portfolio (Acquiring Fund) Institutional	Pro Forma Combined Fund Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.24%	0.27%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.27%	0.24%	0.27%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	0.70%	0.72%[2]	0.73%
Fee Waivers and/or Expense Reimbursements	—	(0.01)%[3]	(0.02)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.71%[3]	0.71%[4]

*	Shareholders of Investor B shares of the High Income Fund will receive Investor B1 shares of the Combined Fund in connection with the Reorganization involving the High Income Fund.
1.	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
2.	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3.	BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit High Yield Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.05% (for Investor A shares), 1.87% (for Investor C shares) and 0.70% (for Institutional shares) of average daily net assets until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Fund. BlackRock Advisors has also agreed to waive fees and/or reimburse expenses on a voluntary basis in order to limit the High Yield Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquiring Fund Fees and Expenses and certain other Fund expenses) to 1.58% (for Investor B1 shares), 1.63% (for Investor C1 shares) and 0.67% (for Institutional shares) of average daily net assets. This voluntary waiver or reimbursement may be reduced or discontinued at any time without notice to shareholders.
4.	If the Reorganization relating to High Income Fund is approved, the High Yield Portfolio’s contractual fee waiver and/or expense limitation agreements will remain in place with respect to Institutional shares following the closing of the Reorganization until February 1, 2012. In addition, if the Reorganization relating to High Income Fund is approved, BlackRock Advisors has agreed to contractually waive and/or reimburse fees or expenses in order to limit the Combined Fund’s Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A shares), 1.72% (for Investor C shares), 1.46% (for Investor B1 shares) and 1.56% (for Investor C1 shares) of average daily net assets until February 1, 2014. The Combined Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Combined Fund.

5.	The CDSC is 4.00% if shares are redeemed within two years. The CDSC for High Income Fund Investor B shares, High Yield Portfolio Investor B1 shares and the Pro Forma Combined Fund Investor B1 shares decreases for redemptions made in subsequent years. After six years, there is no CDSC on the respective share classes.
6.	There is no CDSC on Investor C or Investor C1 shares after one year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated (for the periods ended September 30, 2010) and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

High Income Fund into High Yield Portfolio

	One Year	Three Years	Five Years	Ten Years
High Income Fund A Shares	$491	$685	$894	$1,497
High Yield Portfolio A Shares	$504	$724	$961	$1,642
Pro-Forma Combined Fund A Shares	$491	$694	$923	$1,582

High Income Fund B Shares	$558	$790	$1,045	$1,845
High Yield Portfolio B1 Shares	$550	$765	$1,003	$1,757
Pro-Forma Combined Fund B1 Shares	$550	$777	$1,039	$1,859

High Income Fund C Shares	$295	$603	$1,037	$2,243
High Yield Portfolio C Shares	$276	$545	$939	$2,041
Pro-Forma Combined Fund C Shares	$276	$557	$975	$2,140

High Income Fund C1 Shares	$262	$502	$866	$1,889
High Yield Portfolio C1 Shares	$260	$496	$855	$1,867
Pro-Forma Combined Fund C1 Shares	$260	$503	$878	$1,932

High Income Fund Institutional Shares	$72	$224	$390	$871
High Yield Portfolio Institutional Shares	$73	$229	$400	$894
Pro-Forma Combined Fund Institutional Shares	$73	$231	$404	$905

You would pay the following expenses if you did not redeem your shares:
High Income Fund B Shares	$158	$490	$845	$1,845
High Yield Portfolio B1 Shares	$150	$465	$803	$1,757
Pro-Forma Combined Fund B1 Shares	$150	$477	$839	$1,859

High Income Fund C Shares	$195	$603	$1,037	$2,243
High Yield Portfolio C Shares	$176	$545	$939	$2,041
Pro-Forma Combined Fund C Shares	$176	$557	$975	$2,140

High Income Fund C1 Shares	$162	$502	$866	$1,889
High Yield Portfolio C1 Shares	$160	$496	$855	$1,867
Pro-Forma Combined Fund C1 Shares	$160	$503	$878	$1,932

Fee Tables of the MAS: High Income Portfolio (as of April 30, 2010), the High Yield Portfolio and the Pro Forma Combined Fund (as of September 30, 2010) (unaudited)

	MAS: High Income Portfolio (Target Fund) Shares of Beneficial Interest*	High Yield Portfolio (Acquiring Fund) Institutional Shares	Pro-Forma Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.41%	0.47%	0.47%
Other Expenses	0.31%	0.24%	0.23%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.30%	0.24%	0.23%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	0.72%	0.72%[2]	0.71%
Fee Waivers and/or Expense Reimbursements	(0.71)%[1]	(0.01)%[3]	— [4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.01%[1]	0.71%[3]	0.71%[4]

*	Shareholders of the MAS: High Income Portfolio will receive Institutional shares of the Combined Fund in connection with the Reorganization involving the MAS: High Income Portfolio.
1.	BlackRock has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.
2.	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3.	BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses in order to limit High Yield Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.70% (for Institutional Shares) of average daily net assets until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Fund. BlackRock Advisors has also agreed to waive fees and/or reimburse expenses on a voluntary basis in order to limit the High Yield Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquiring Fund Fees and Expenses and certain other Fund expenses) to 0.67% (Institutional shares) of average daily net assets. This voluntary waiver or reimbursement may be reduced or discontinued at any time without notice to shareholders.
4.	If the Reorganization relating to MAS: High Income Portfolio is approved, High Yield Portfolio’s contractual fee waiver and/or expense limitation agreement will remain in place with the Combined Fund following the closing of the Reorganization until February 1, 2012.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated (for the periods ended April 30, 2010 for the MAS: High Income Portfolio and September 30, 2010 for

the High Yield Portfolio and the Pro Forma Combined Fund) and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	One Year	Three Years	Five Years	Ten Years
MAS: High Income Portfolio Shares of Beneficial Interest	$1	$3	$6	$13
High Yield Portfolio Institutional Shares	$73	$229	$400	$894
Pro-Forma Combined Fund Institutional Shares	$73	$227	$395	$883

Fee Tables of the High Income Fund (as of September 30, 2010), the MAS: High Income Portfolio (as of April 30, 2010), the High Yield Portfolio and the Pro Forma Combined Fund (as of September 30, 2010) (unaudited)

	High Income Fund (Target Fund) Investor A Shares	High Yield Portfolio (Acquiring Fund) Investor A Shares	Pro-Forma Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None [1]	None [1]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.26%	0.33%	0.31%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.25%	0.33%	0.31%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	0.93%	1.06%[2]	1.02%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.09)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	1.06%[3]	0.93%[4]

	High Income Fund (Target Fund) Investor B Shares*	High Yield Portfolio (Acquiring Fund) Investor B1 Shares	Pro-Forma Combined Fund Investor B1 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	4.00%[7]	4.00%[7]	4.00%[7]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%	0.75%
Other Expenses	0.38%	0.24%	0.37%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.37%	0.24%	0.37%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.55%	1.47%[2]	1.58%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.11)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.55%	1.47%[3]	1.47%[4]

	High Income Fund (Target Fund) Investor C Shares	High Yield Portfolio (Acquiring Fund) Investor C Shares	Pro-Forma Combined Fund Investor C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[5]	1.00%[5]	1.00%[5]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.50%	0.25%	0.38%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.49%	0.25%	0.38%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.92%	1.73%[2]	1.84%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.11)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.92%	1.73%[3]	1.73%[4]

	High Income Fund (Target Fund) Investor C1 Shares	High Yield Portfolio (Acquiring Fund) Investor C1 Shares	Pro-Forma Combined Fund Investor C1 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[5]	1.00%[5]	1.00%[5]
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	0.80%	0.80%	0.80%
Other Expenses	0.37%	0.29%	0.38%
Interest Expense	0.01%	—	—
Miscellaneous Other Expenses	0.36%	0.29%	0.38%
Acquired Fund Fees and Expenses	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.59%	1.57%[2]	1.64%
Fee Waivers and/or Expense Reimbursements	—	— [3]	(0.07)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.59%	1.57%[3]	1.57%[4]

	MAS: High Income Portfolio (Target Fund) Shares of Beneficial Interest**	High Income Fund (Target Fund) Institutional Shares	High Yield Portfolio (Acquiring Fund) Institutional Shares	Pro-Forma Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.41%	0.42%	0.47%	0.45%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses	0.31%	0.28%	0.24%	0.26%
Interest Expense	0.01%	0.01%	—	—
Miscellaneous Other Expenses	0.30%	0.27%	0.24%	0.26%
Acquired Fund Fees and Expenses	—	—	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	0.72%	0.70%	0.72%[2]	0.72%
Fee Waivers and/or Expense Reimbursements	(0.71)%[6]	—	(0.01)%[3]	(0.01)%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.01%[6]	0.70%	0.71%[3]	0.71%[4]

*	Shareholders of Investor B shares of the High Income Fund will receive Investor B1 shares of the Combined Fund in connection with the Reorganizations.
**	Shareholders of the MAS: High Income Portfolio will receive Institutional shares of the Combined Fund in connection with the Reorganizations.
1.	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
2.	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
3.	BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit High Yield Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.05% (for Investor A Shares), 1.87% (for Investor C Shares) and 0.70% (for Institutional Shares) of average daily net assets until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Fund. BlackRock Advisors has also agreed to waive fees and/or reimburse expenses on a voluntary basis in order to limit the High Yield Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquiring Fund Fees and Expenses and certain other Fund expenses) to 1.58% (for Investor B1 shares), 1.63% (for Investor C1 shares) and 0.67% (for Institutional shares) of average daily net assets. This voluntary waiver or reimbursement may be reduced or discontinued at any time without notice to shareholders.
4.

If the Reorganizations are approved, High Yield Portfolio’s contractual fee waiver and/or expense limitation agreements will remain in place with respect to Institutional shares following the closing of the Reorganizations until February 1, 2012. In addition, BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.72% (for Investor C Shares), 1.46% (for Investor B1 Shares) and 1.56% (for Investor C1 Shares) of

average daily net assets until February 1, 2014. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Fund.

5.	There is no CDSC on Investor C or Investor C1 Shares after one year.
6.	BlackRock Advisors has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.
7.	The CDSC is 4.00% if redeemed within two years. The CDSC decreases for redemptions made in subsequent years. After six years, there is no CDSC on the respective share classes.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated (for the periods ended April 30, 2010 for the MAS: High Income Portfolio and September 30, 2010 for the High Income Fund, High Yield Portfolio and the Pro Forma Combined Fund) and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	One Year	Three Years	Five Years	Ten Years
High Income Fund A Shares	$491	$685	$894	$1,497
High Yield Portfolio A Shares	$504	$724	$961	$1,642
Pro-Forma Combined Fund A Shares	$491	$694	$923	$1,582

High Income Fund C Shares	$295	$603	$1,037	$2,243
High Yield Portfolio C Shares	$276	$545	$939	$2,041
Pro-Forma Combined Fund C Shares	$276	$557	$975	$2,140

High Income Fund Institutional Shares	$72	$224	$390	$871
MAS: High Income Portfolio Shares of Beneficial Interest	$1	$3	$6	$13
High Yield Portfolio Institutional Shares	$73	$229	$400	$894
Pro-Forma Combined Fund Institutional Shares	$73	$229	$400	$894

High Income Fund B Shares	$558	$790	$1,045	$1,845
High Yield Portfolio B1 Shares	$550	$765	$1,003	$1,757
Pro-Forma Combined Fund B1 Shares	$550	$777	$1,039	$1,859

High Income Fund C1 Shares	$262	$502	$866	$1,889
High Yield Portfolio C1 Shares	$260	$496	$855	$1,867
Pro-Forma Combined Fund C1 Shares	$260	$503	$878	$1,932

You would pay the following if you did not redeem your shares:
High Income Fund C Shares	$195	$603	$1,037	$2,243
High Yield Portfolio C Shares	$176	$545	$939	$2,041
Pro-Forma Combined Fund C Shares	$176	$557	$975	$2,140

High Income Fund B Shares	$158	$490	$845	$1,845
High Yield Portfolio B1 Shares	$150	$465	$803	$1,757
Pro-Forma Combined Fund B1 Shares	$150	$477	$839	$1,859

High Income Fund C1 Shares	$162	$502	$866	$1,889
High Yield Portfolio C1 Shares	$160	$496	$855	$1,867
Pro-Forma Combined Fund C1 Shares	$160	$503	$878	$1,932

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During its most recent fiscal year, each Fund had the following portfolio turnover rate:

Fund	Fiscal Year End	Rate
High Income Fund	9/30/10	97%
MAS: High Income Portfolio	4/30/10	106%
High Yield Portfolio	9/30/10	113%

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the relevant Target Fund and the Acquiring Fund will not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of a Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). As a condition to the closing of the Reorganization, the Acquiring Trust, on behalf of the Acquiring Fund, and the Corporation and the MAS Target Trust, on behalf of the relevant Target Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

If any of the portfolio assets of either Target Fund are sold (or deemed sold by reason of marking to market of certain assets upon the termination of the Target Fund’s taxable year or as a result of a transfer of an interest in a passive foreign investment company) by the Target Fund in connection with the Reorganization, the tax impact of such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any gains will be distributed to the Target Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale (or deemed sale), and such distributions will be taxable to shareholders.

At any time prior to the consummation of the Reorganization, a shareholder may redeem shares of the Target Fund, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of each Target Fund and the Acquiring Fund are identical, except that shares of the MAS: High Income Portfolio may be purchased and held only by or on behalf of separately managed account clients who have retained BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) to manage their accounts, or who have requested that their investment adviser implement investment recommendations provided by BIM LLC in connection with the management of their accounts.

COMPARISON OF THE FUNDS

Because of their similar investment objectives and investment strategies, the Target Funds and the Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund (including any corresponding non-principal risk in the other Fund) are set out in the table below.

Principal Investment Risks

Risk	High Income Fund (Target Fund)	MAS: High Income Portfolio (Target Fund)	High Yield Portfolio (Acquiring Fund)
Bank Loan Risk / Corporate Loans Risk	Principal Risk	Principal Risk	Principal Risk
Collateralized Bond Obligation Risk	N/A	N/A	Principal Risk
Credit Risk	Principal Risk	Principal Risk	Principal Risk
Derivatives Risk	Principal Risk	Principal Risk	Principal Risk
Distressed Securities Risk	Non-Principal Risk	Non-Principal Risk	Principal Risk
Dollar Rolls Risk	N/A	N/A	Principal Risk
Emerging Markets Risk	Non-Principal Risk	Non-Principal Risk	Principal Risk
Extension Risk	Principal Risk	Principal Risk	Principal Risk
Foreign Securities Risk	Principal Risk	Principal Risk	Principal Risk
High Portfolio Turnover Risk	Non-Principal Risk	Non-Principal Risk	Principal Risk
Interest Rate Risk	Principal Risk	Principal Risk	Principal Risk
Junk Bonds Risk	Principal Risk	Principal Risk	Principal Risk
Leverage Risk	Non-Principal Risk	Non-Principal Risk	Principal Risk
Liquidity Risk	N/A	Principal Risk	Principal Risk
Market Risk and Selection Risk	Principal Risk	Principal Risk	Principal Risk
Mezzanine Securities Risk	N/A	N/A	Principal Risk
Mortgage- Asset-Backed Securities Risks	Non-Principal Risk	Non-Principal Risk	Principal Risk
Preferred Securities Risk	Principal Risk	Principal Risk	Principal Risk
Prepayment Risk	Principal Risk	Principal Risk	Principal Risk
Repurchase Agreements, Purchase and Sale Contracts Risks	Non-Principal Risk	Non-Principal Risk	Principal Risk
Reverse Repurchase Agreements Risk	N/A	Non-Principal Risk	Principal Risk

Combined Fund

There is no guarantee that shares of the Combined Fund will not lose value. This means that as shareholders of the Combined Fund, the Target Fund shareholders could lose money. Shares of the Combined Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any fund, the value of the Combined Fund’s investments, and, therefore, the value of the Combined Fund’s shares, may fluctuate. In addition, there are specific factors that may affect the value of a particular security. Also, the Combined Fund may invest in securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.

The following discussion describes the principal risks that may affect the Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the Acquiring Fund Prospectus, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

Bank Loan Risk—The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Collateralized Bond Obligation Risk—The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Derivatives Risk—The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Distressed Securities Risk—Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dollar Rolls Risk—A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Emerging Markets Risk—The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Securities Risk—Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States—The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk—Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk—The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards—Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Settlement Risk—Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

High Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor’s tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Interest Rate Risk—Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Junk Bonds Risk—Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

•

Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•

Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

•

Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•

Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Leverage Risk—Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund’s management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mezzanine Securities Risk—Mezzanine Securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower.

Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Mortgage- and Asset-Backed Securities Risks—Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of real-estate values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Preferred Securities Risk—Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements, Purchase and Sale Contracts Risks—If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse Repurchase Agreements Risk—Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Fundamental Investment Restrictions

High Income Fund, MAS: High Income Portfolio and High Yield Portfolio

The Funds have similar fundamental investment restrictions that cannot be changed without shareholder approval, as indicated on Appendix I. Certain investment restrictions are common to all Funds. Generally, the Funds may not (i) purchase or sell real estate (with certain limited exceptions); (ii) underwrite securities of other issuers; (iii) purchase securities of companies for the purpose of exercising control; (iv) make loans (excluding, among other things, the acquisition of debt instruments); and (v) make investments that would be inconsistent with their respective classification as a diversified fund. The differences between the fundamental investment restrictions of the Funds are:

•

Each Fund is restricted from investing more than 25% of its total assets in the securities of issuers in any particular industry, except with respect to obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. In the case of the High Yield Portfolio, such limitation also does not apply with respect to (i) tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities or the instruments described in clause (i). In addition, the High Yield Portfolio will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents and will divide utilities according to their services;

•

Each Fund may not issue senior securities, borrow money or pledge its assets, except that each Fund may borrow from banks in amounts up to 33 1/3% of its total assets and obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund is also authorized to borrow an additional 5% of its total assets for temporary purposes. In addition, the High Yield Portfolio may enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets, while the High Income Fund and the MAS: High Income Portfolio do not have a similar exception to the foregoing investment restriction. Under its non-fundamental investment restrictions, the High Income Fund may not borrow amounts in excess of 5% of its total assets, and then only from banks for the purposes of meeting redemption requests or settlement transactions, and the Fund may not purchase securities while borrowings are outstanding. Under its non-fundamental investment restrictions, the MAS: High Income Portfolio may borrow as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% of its total assets and pledge its assets to secure such borrowing;

•

Under its fundamental investment restrictions, the High Yield Portfolio may not purchase securities on margin, make short sales of securities or maintain a short position, except that this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options or the Fund’s sale of securities short against the box. Each of the High Income Fund and the MAS: High Income Portfolio may not, under its respective fundamental investment restrictions, purchase securities on margin except to the extent permitted by applicable law. In addition, each of the High Income Fund and the MAS: High Income Portfolio may not, under its respective non-fundamental investment restrictions, make short sales of securities or maintain a short position, except to the extent permitted by applicable law and by its respective Prospectus and Statement of Additional Information;

•

Under its fundamental investment restrictions, the High Yield Portfolio may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act. Under its respective non-fundamental investment restrictions, each of the High Income Fund and the MAS: High Income Portfolio may not purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, each of the High Income Fund and the MAS: High Income Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund;

•

The High Yield Portfolio may not write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts. The High Income Fund and the MAS: High Income Portfolio do not have a similar investment restriction; and

•

Each Fund may not purchase or sell commodities or contracts on commodities. Notwithstanding the foregoing, the High Yield Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may engage in currency transactions and enter into futures contracts and related options. Each of the High Income Fund and the MAS: High Income Portfolio may purchase or sell commodities or contracts on commodities to the extent that it may do so in accordance with applicable law and its respective Prospectus and Statement of Additional Information, and without registering as a commodity pool operator under the Commodity Exchange Act.

Performance Information

The following bar charts and tables illustrate the past performance of an investment in each Fund for the periods shown. The information shows you how each Fund’s performance has varied year by year and provides some indication of the risks of investing in each Fund. Past performance is not predictive of future performance.

Prior to October 2, 2006, the High Income Fund Investor C share performance results are those of Institutional shares (which have no distribution or service fees) restated to reflect Investor C share fees. Prior to October 2, 2006, the High Yield Portfolio Investor B1 and Investor C1 share performance results are those of Institutional shares (which have no distribution or service fees) restated to reflect Investor B1 and Investor C1 share fees, respectively. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. For more information concerning the performance of each Fund, please refer to the each Fund’s Prospectus, Annual Report and Semi-Annual Report. As shareholders of a Fund, you have already received a copy of the Prospectus, Annual Report and Semi-Annual Report. You may request a copy of the Prospectus, Annual Report and Semi-Annual Report at no charge by calling (800) 441-7762 or writing the Fund. The returns would have been lower if BlackRock Advisors and its affiliates had not waived or reimbursed certain expenses during these periods.

Investor A Shares

ANNUAL TOTAL RETURNS

BlackRock High Income Fund

(Target Fund)

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 20.39% (quarter ended June 30, 2009) and the lowest return for a quarter was –23.78% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock High Income Fund—Investor A
Return Before Taxes	14.00%	6.76%	7.22%
Return After Taxes on Distributions	10.94%	3.73%	4.02%
Return After Taxes on Distributions and Sale of Shares	8.94%	3.88%	4.14%

BlackRock High Income Fund—Investor B
Return Before Taxes	14.03%	6.71%	7.07%

BlackRock High Income Fund—Investor C
Return Before Taxes	16.87%	6.51%	6.70%

BlackRock High Income Fund—Investor C1
Return Before Taxes	16.99%	6.96%	7.00%

BlackRock High Income Fund—Institutional
Return Before Taxes	19.30%	7.88%	7.92%

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	14.94%	8.90%	9.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A shares only, and the after-tax returns for Investor B, Investor C, Investor C1 and Institutional shares will vary.

ANNUAL TOTAL RETURNS

MAS: High Income Portfolio

(Target Fund)

As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 20.18% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.47% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	Since Inception (July 29, 2005)
MAS: High Income Portfolio
Return Before Taxes	17.86%	9.79%	9.23%
Return After Taxes on Distributions	14.33%	6.31%	5.78%
Return After Taxes on Distributions and Sale of Shares	11.43%	6.21%	5.74%

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	14.94%	8.90%	8.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investor A Shares

ANNUAL TOTAL RETURNS

BlackRock High Yield Portfolio

(Acquiring Fund)

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.28% (quarter ended June 30, 2009) and the lowest return for a quarter was – 20.87% (quarter ended December 31, 2008).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio—Investor A
Return Before Taxes	13.27%	7.16%	8.38%
Return After Taxes on Distributions	10.29%	4.11%	4.99%
Return After Taxes on Distributions and Sale of Shares	8.49%	4.22%	5.04%

BlackRock High Yield Portfolio—Investor B1
Return Before Taxes	13.47%	7.26%	8.36%

BlackRock High Yield Portfolio—Investor C
Return Before Taxes	16.13%	7.28%	8.04%

BlackRock High Yield Portfolio—Investor C1
Return Before Taxes	16.33%	7.46%	8.29%

BlackRock High Yield Portfolio—Institutional
Return Before Taxes	18.36%	8.42%	9.24%

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	14.94%	8.90%	9.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A shares only, and the after-tax returns for Investor B1, Investor C, Investor C1 and Institutional shares will vary.

The accounting survivor of each Reorganization will be the Acquiring Fund. As a result, the Combined Fund will continue the performance history of the Acquiring Fund after the closing of each Reorganization.

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issue represents more than 2% of the index.

Management of the Funds

BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, manages each Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock Advisors is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock Advisors is a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors and its affiliates had approximately $3.56 trillion in investment company and other portfolio assets under management as of December 31, 2010.

James Keenan, CFA, Mitchell Garfin, CFA, and Derek Schoenhofen are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund. Messrs. Keenan, Garfin and Schoenhofen are expected to serve as the portfolio managers of the Combined Fund following the completion of the Reorganizations.

Portfolio Managers of the Combined Fund	Primary Role	Since	Title and Recent Biography
James Keenan, CFA	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2007	Managing Director of BlackRock, Inc. since 2008; Head of the Leveraged Finance Portfolio Team; Director of BlackRock, Inc. from 2006 to 2007; Vice President of BlackRock, Inc. from 2004 to 2005.

Mitchell Garfin, CFA	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2009	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2005 to 2008.

Derek Schoenhofen	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2009	Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2000 to 2005.

The Acquiring Fund’s Statement of Additional Information provides additional information about the compensation of the portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in the Acquiring Fund and other funds managed by BlackRock Advisors.

Investment Advisory and Management Agreements

Each of the Corporation and the Acquiring Trust, on behalf of the High Income Fund and the High Yield Portfolio, respectively, has entered into a management agreement with BlackRock Advisors (the “ High Income Fund Management Agreement” and the “High Yield Portfolio Management Agreement,” respectively), pursuant to which BlackRock Advisors receives for its services to each Fund a management fee at the following annual rates that decrease as the total assets of the relevant Fund increase above the following levels:

High Income Fund (Target Fund)		High Yield Portfolio (Acquiring Fund)
Average daily net assets of the Fund	Management Fee Rate	Average daily net assets of the Fund	Management Fee Rate
First $250 million	0.550%	First $1 billion	0.500%
$250 million—$500 million	0.500%	$1 billion—$2 billion	0.450%
$500 million—$750 million	0.450%	$2 billion—$3 billion	0.425%
Greater than $750 million	0.400%	Greater than $3 billion	0.400%

The MAS Target Trust, on behalf of the MAS: High Income Portfolio, has entered into a management agreement with BlackRock Advisors (the “MAS: High Income Portfolio Management Agreement” and together with the High Income Fund Management Agreement, the “Target Funds Management Agreements” and together with the High Income Fund Management Agreement and the High Yield Portfolio Management, the “Management Agreements”), pursuant to which BlackRock Advisors receives for its services to the Fund an annual management fee rate in the amount of 0.41% of the Fund’s average daily net assets.

BlackRock Advisors has currently agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, if any), of each share class of the High Yield Portfolio at the levels shown below. (Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this Combined Prospectus/Proxy Statement as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.”) To achieve these caps, BlackRock Advisors has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

High Income Fund into High Yield Portfolio

The High Income Fund currently does not have any fee waiver and/or expense limitation agreement in place. With respect to the High Yield Portfolio, BlackRock Advisors has currently agreed to contractually and voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below:

Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund
Operating
Expenses* after giving  effect
to all applicable expense
limitation provisions
(excluding Dividend
Expense, Interest Expense,
Acquired Fund Fees and
Expenses and certain other
			Fund expenses)**
Fund	Contractual Caps	Voluntary Caps
High Income Fund (Target Fund)
Investor A	—	—	0.92%
Investor B	—	—	1.54%
Investor C	—	—	1.91%
Investor C1	—	—	1.58%
Institutional	—	—	0.69%

High Yield Portfolio (Acquiring Fund)(1)(2)
Investor A	1.05%	—	1.04%
Investor B1	—	1.58%	1.46%
Investor C	1.87%	—	1.72%
Investor C1	—	1.63%	1.55%
Institutional	0.70%	0.67%	0.67%

Combined Fund***(2)
Investor A	0.92%	—	0.92%
Investor B1	1.46%	—	1.46%
Investor C	1.72%	—	1.72%
Investor C1	1.56%	—	1.56%
Institutional	0.70%	0.67%	0.67%

*	As a percentage of average daily net assets.
**	Includes expenses net of contractual fee waivers, any class-level voluntary waivers, and waivers that may be imposed upon shares as a result of an equal reduction of fund-level fees for all classes.
***	Assumes the Reorganization had taken place on September 30, 2010.
1	The contractual waiver or reimbursement is in effect until February 1, 2012.
2	If the Reorganization is approved, BlackRock Advisors has agreed to place the contractual waiver or reimbursement in effect for the Combined Fund until February 1, 2014 for the Investor A, Investor B1 Investor C and Investor C1 shares. In addition, the Acquiring Fund’s contractual wavier or reimbursement will remain in effect for the Institutional shares of the Combined Fund until February 1, 2012.

Unlike the Target Fund, the Combined Fund may have to repay some of these contractual waivers and reimbursements to BlackRock Advisors in the following two years. The contractual fee waiver and/or expense reimbursement agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice to shareholders.

MAS: High Income Portfolio into High Yield Portfolio

With respect to each of the MAS: High Income Portfolio and the High Yield Portfolio, BlackRock Advisors has currently agreed to contractually and voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund
Operating
Expenses* after giving  effect
to all applicable expense
limitation provisions
(excluding Dividend
Expense, Interest Expense,
Acquired Fund Fees and
Expenses and certain other
				Fund expenses)**
Fund	Contractual Caps	Voluntary Caps
MAS: High Income Portfolio (Target Fund)
Shares of beneficial interest	—	—		0.00	%(1)

High Yield Portfolio (Acquiring Fund)(2)(3)
Institutional	0.70%	0.67%		0.67%

Combined Fund***(3)
Institutional	0.70%	0.67	%(4)	0.67%

*	As a percentage of average daily net assets.
**	Includes expenses net of contractual fee waivers, any class-level voluntary waivers, and waivers that may be imposed upon shares as a result of an equal reduction of fund-level fees for all classes.
***	Assumes the Reorganization had taken place on September 30, 2010.
1	BlackRock Advisors has contractually agreed to waive all fees and pay or reimburse all expenses of the MAS: High Income Portfolio, except extraordinary expenses. Extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.
2	The contractual waiver or reimbursement is in effect until February 1, 2012.
3	If the Reorganization is approved, the Acquiring Fund’s contractual waiver or reimbursement will remain in effect for the Institutional shares of the Combined Fund until February 1, 2012.

Unlike the Target Fund, the Combined Fund may have to repay some of these contractual waivers and reimbursements to BlackRock Advisors in the following two years. The contractual fee waiver and/or expense reimbursement agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice to shareholders.

High Income Fund and MAS: High Income Portfolio into High Yield Portfolio

The High Income Fund currently does not have any fee waiver and/or expense limitation agreement in place. With respect to each of the MAS: High Income Portfolio and the High Yield Portfolio, BlackRock Advisors has currently agreed to contractually and voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund
Operating
Expenses* after giving effect
to all applicable expense
limitation provisions
(excluding Dividend
Expense, Interest Expense,
Acquired Fund Fees and
Expenses and certain other
			Fund expenses)**
Fund	Contractual Caps	Voluntary Caps
High Income Fund (Target Fund)
Investor A	—	—	0.92%
Investor B	—	—	1.54%
Investor C	—	—	1.91%
Investor C1	—	—	1.58%
Institutional	—	—	0.69%

MAS: High Income Portfolio (Target Fund)
Shares of beneficial interest	—	—	0.00	%(1)

High Yield Portfolio (Acquiring Fund)(2)(3)
Investor A	1.05%	—	1.04%
Investor B1	—	1.58%	1.46%
Investor C	1.87%	—	1.72%
Investor C1	—	1.63%	1.55%
Institutional	0.70%	0.67%	0.67%

Combined Fund***(3)
Investor A	0.92%	—	0.92%
Investor B1	1.46%	—	1.46%
Investor C	1.72%	—	1.72%
Investor C1	1.56%	—	1.56%
Institutional	0.70%	0.67%	0.67%

*	As a percentage of average daily net assets.
**	Includes expenses net of contractual fee waivers, any class-level voluntary waivers, and waivers that may be imposed upon shares as a result of an equal reduction of fund-level fees for all classes.
***	Assumes the Reorganization had taken place on September 30, 2010.
1	BlackRock Advisors has contractually agreed to waive all fees and pay or reimburse all expenses of the MAS: High Income Portfolio, except extraordinary expenses. Extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.
2	The contractual waiver or reimbursement is in effect until February 1, 2012.
3	If the Reorganizations are approved, BlackRock Advisors has agreed to place the contractual waiver or reimbursement in effect for the Combined Fund until February 1, 2014 for the Investor A, Investor B1 Investor C and Investor C1 shares. In addition, the Acquiring Fund’s contractual wavier or reimbursement will remain in effect for the Institutional shares of the Combined Fund until February 1, 2012.

Unlike the Target Funds, the Combined Fund may have to repay some of these contractual waivers and reimbursements to BlackRock Advisors in the following two years. The contractual fee waiver and/or expense reimbursement agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice to shareholders.

The Management Agreement with respect to the Acquiring Fund will remain in place following the Reorganizations and the management fee rate of the Combined Fund under the Management Agreement will be identical to the current management fee rate applicable to the Acquiring Fund.

A discussion of the Board’s approval of the Management Agreement with BlackRock Advisors on behalf of each Fund is included in the Fund’s annual or semi-annual report for the fiscal period ended on the date indicated in the following chart:

Fund	Report for Fiscal Period
Acquiring Fund	9/30/10
High Income Fund	9/30/10
MAS: High Income Portfolio	10/31/10

BlackRock Advisors will manage the Combined Fund as investment manager, pursuant to the Management Agreement, the principal terms of which are described below.

Terms of the Management Agreements. The Management Agreements generally provide that, subject to the oversight of the Board, BlackRock Advisors will (a) act as investment adviser for and supervise and manage the investment and reinvestment of the Funds’ assets, (b) supervise continuously the investment of the Funds, (c) arrange for the purchase and sale of securities and other assets held in the investment portfolio of the Funds; and (d) provide investment research to the Funds. BlackRock Advisors will provide the services in accordance with the Funds’ respective investment objectives, policies and restrictions as stated in their registration statements and the resolutions of the Board. In addition, the Target Funds Management Agreements further provide that BlackRock Advisors will furnish office facilities and equipment and clerical, bookkeeping and administrative services (other than such services, if any, provided by the Funds’ Custodian, Transfer Agent and Dividend Disbursing Agent and other service providers) for the Funds and to the extent requested by the Corporation or the MAS Target Trust, as applicable, BlackRock Advisors will also provide certain administrative services. In connection with the performance of the foregoing administrative services, the Funds will reimburse BlackRock Advisors for all of its out of pocket expenses.

Under the Management Agreements, BlackRock Advisors will comply with (i) the provisions of the 1940 Act and the Investment Advisers Act of 1940 and all applicable rules and regulations of the SEC, (ii) any other applicable provision of law and (iii) the provisions of the Funds’ organizational documents as such are amended from time to time. BlackRock Advisors will place orders either directly with the issuer or with any broker or dealer and will attempt to obtain the best price and the most favorable execution of its orders. In placing orders, BlackRock Advisors will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency.

The Management Agreements provide that BlackRock Advisors may, to the extent permitted by applicable law, appoint one or more sub-advisers, including affiliates of BlackRock Advisors, to perform investment advisory services with respect to the Funds. The High Yield Portfolio Management Agreement further provides that the compensation of sub-advisers) shall be paid by BlackRock Advisors and that BlackRock Advisors shall be as fully responsible to the Fund for the acts and omissions of any sub-adviser as it is for its own acts and omissions.

Under the Management Agreements, BlackRock Advisors is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Management Agreements.

Under the Management Agreements, BlackRock Advisors is liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Management Agreements are terminable as to the Funds by vote of the Board or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days’ written notice to BlackRock Advisors. BlackRock Advisors may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to such Fund. Finally, BlackRock Advisors is liable for the acts and omissions of any sub-adviser as it is for its own acts and omissions.

The Target Funds Management Agreements provide that each of the Corporation and the MAS Target Trust may, in the discretion of the Board of Directors or the Board of Trustees, as applicable, indemnify BlackRock Advisors, and each of BlackRock Advisors’ directors, officers, employees, agents, associates and controlling persons and the directors, partners, members, officers, employees and agents thereof (each such person being an “Indemnitee”) against any liabilities and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding in which such Indemnitee may be or may have been involved as a party or otherwise or with which such Indemnitee may be or may have been threatened, while acting in any capacity set forth in the respective Management Agreement or thereafter by reason of such Indemnitee having acted in any such capacity, except with respect to any matter as to which such Indemnitee shall have been adjudicated not to have acted in good faith in the reasonable belief that such Indemnitee’s action was in the best interest of the Corporation or the MAS Target Trust, as applicable, and furthermore, in the case of any criminal proceeding, so long as such Indemnitee had no reasonable cause to believe that the conduct was unlawful. However, no Indemnitee will be indemnified against any liability to the Corporation or the MAS Target Trust or its respective shareholders or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being referred to herein as “disabling conduct”). As to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Corporation or the MAS Target Trust, as applicable, and that such Indemnitee appears to have acted in good faith in the reasonable belief that such Indemnitee’s action was in the best interest of the Corporation or the MAS Target Trust, as applicable, and did not involve disabling conduct by such Indemnitee. In addition, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of Directors or the full Board of Trustees, as applicable. Each of the Corporation and the MAS Target Trust may also make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought thereunder if certain conditions are met.

Although the High Yield Portfolio Management Agreement does not have a similar indemnification provision, under the Administration Agreement (defined below), BlackRock Advisors is entitled to certain indemnification by the High Yield Portfolio, as discussed below.

BlackRock Advisors has a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of BlackRock Advisors, with respect to each Fund under which BlackRock Advisors pays a fee for services it receives equal to a percentage of the advisory fee BlackRock Advisors receives from each Fund. BFM is responsible for the day-to-day management of each Fund’s portfolio.

Administration Agreement

BlackRock Advisors and BNY Mellon Investment Servicing (US) Inc. (“BNYM”) (formerly, PNC Global Investment Servicing (U.S.) Inc.) serve as the Acquiring Trust’s co-administrators pursuant to an administration agreement (the “Administration Agreement”).

Under the Administration Agreement, the Acquiring Trust pays to BlackRock Advisors and BNYM, on behalf of each Fund, a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.075% of the first $500 million of each Fund’s average daily net assets, 0.065% of the next $500 million of average daily net assets and 0.055% of the average daily net assets in excess of $1 billion and (ii) 0.025% of the first $500 million of average daily net assets of each respective class of shares of each Fund, 0.015% of the next $500 million of such average daily net assets and 0.005% of the average daily nets assets of each respective class of shares of each Fund in excess of $1 billion.

The Administration Agreement provides that the Trust will separately indemnify, defend and hold harmless BlackRock Advisors and BNYM (each, an “Administrator”), and their respective affiliates (including their respective officers, directors and employees) from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, reasonable attorneys’ fees and disbursements and liabilities arising under any securities laws or blue sky laws) arising directly or indirectly from any action or omission to act taken or omitted by or on behalf of an Administrator (i) in connection with the provision of services thereunder; (ii) at the request or on the direction of or in reasonable reliance on the advice of the Trust; or (iii) upon oral instructions or written instructions reasonably believed to be genuine; provided, that in each case in which indemnification is sought, such Administrator has not acted contrary to the standard of reasonable care and diligence and provided, further, that neither Administrator (nor any of its affiliates) shall be indemnified against any liability (or any expenses incident to such liability) arising out of its (or its affiliates’) own willful misfeasance, bad faith, negligence or breach of the Administration Agreement on its part in the performance of its duties under such Agreement.

The Administration Agreement will remain in place following the closing of each Reorganization with respect to the Combined Fund.

Other Service Providers

	High Income Fund (Target Fund)	MAS: High Income Portfolio (Target Fund)	High Yield Portfolio (Acquiring Fund)
Distributor	BlackRock Investments, LLC 40 East 52nd Street, New York, NY 10022	BlackRock Investments, LLC 40 East 52nd Street, New York, NY 10022	BlackRock Investments, LLC 40 East 52nd Street, New York, NY 10022

Custodian	State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 021111	State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 021111	PFPC Trust Company 8800 Tinicum Boulevard Philadelphia, PA 19153

Transfer Agent	BNYM 301 Bellevue Parkway Wilmington, DE 19809	BNYM 301 Bellevue Parkway Wilmington, DE 19809	BNYM 301 Bellevue Parkway Wilmington, DE 19809

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 750 College Road East Princeton, NJ 08540	Deloitte & Touche LLP 750 College Road East Princeton, NJ 08540	Deloitte & Touche LLP 1700 Market Street Philadelphia, PA 19103

Accounting Services Provider	State Street Bank and Trust Company 600 College Road East Princeton, NJ 08540	State Street Bank and Trust Company 600 College Road East Princeton, NJ 08540	BNYM 301 Bellevue Parkway Wilmington, DE 19809

Fund Counsel	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Combined Fund. Following the closing of each Reorganization, the Acquiring Fund’s current service providers will serve the Combined Fund.

Distributor; Distribution and Service Fees

BlackRock Investments, LLC (“BRIL”), 40 East 52nd Street, New York, New York 10022, an affiliate of BlackRock Advisors, acts as each Fund’s distributor and will act as distributor for the Combined Fund following the closing of each Reorganization.

The share classes of each Fund are subject to annual service and/or distribution fees at the following rates, expressed as a percentage of a Fund’s average daily net assets attributable to the share class:

High Income Fund

Share Class	Annual Service Fee Rate	Annual Distribution Fee Rate
Investor A	0.25%	None
Investor B*	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Institutional	None	None

*	Shareholders of Investor B shares of the High Income Fund will receive Investor B1 shares of the Combined Fund in connection with the Reorganization involving the High Income Fund.

MAS: High Income Portfolio

The shares of the MAS: High Income Portfolio are not subject to any ongoing distribution or service fees.

High Yield Portfolio

Share Class	Annual Service Fee Rate	Annual Distribution Fee Rate
Investor A	0.25%	None
Investor B1	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Institutional	None	None

Combined Fund. Following the closing of each Reorganization, the Acquiring Fund’s distribution and service fees will be applied to investors.

Dividends and Distributions

The Acquiring Fund distributes net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Acquiring Fund at least annually at a date determined by the Acquiring Trust’s Board. Following the closing of the Reorganizations, the Acquiring Fund’s dividends and distributions policy will be continued by the Combined Fund.

Purchase, Exchange, Redemption and Valuation of Shares

Shareholders should refer to the Acquiring Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) for the specific procedures applicable to purchases, exchanges and redemptions of shares. The following discussion describes the policies and procedures related to the purchase, exchange, redemption and valuation of shares of the Acquiring Fund, which policies and procedures will be the same for the Combined Fund following the closing of the Reorganization except as noted below.

Purchasing Shares. The Acquiring Fund offers its shares to the public on a continuous basis. Investor A, Investor C and Institutional shares may be purchased through orders placed with its distributor, BRIL, or the shareholders’ intermediaries. Investor B1 and Investor C1 shares are closed to new purchases (except for shares purchased pursuant to a dividend reinvestment plan that are attributable to shares received in connection with the respective Reorganization). Investor B1 and Investor C1 shareholders can purchase shares of another class of the Fund, subject to meeting applicable eligibility requirements. Only certain investors are eligible to buy Institutional shares. Shareholders of the Acquiring Fund may purchase their shares at Net Asset Value (“NAV”), which is computed as of the close of trading on the New York Stock Exchange (“NYSE”) on any day the NYSE is open for trading, through written or telephone instructions. The order must be placed before the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time. Orders made after the close of trading will be priced based on the next calculation of NAV per share.

Exchanging Shares. Acquiring Fund shareholders have the right to exchange their Investor A, Investor C and Institutional shares into the same class of another fund in the BlackRock Advisors mutual fund complex that offers that class of shares or Investor B1 and Investor C1 shares into Investor B and Investor C shares, respectively, of another fund in the BlackRock Advisors mutual fund complex, provided that the share class and fund is available and open to new investors, except as noted below. There is a minimum required amount for exchanges of Acquiring Fund’s Investor A, Investor B1, Investor C or Investor C1 shares of $1,000 and none for Institutional shares. Shares are exchanged at NAV.

Redeeming Shares. Institutional shares are redeemed at NAV, while Investor A, Investor B1, Investor C and Investor C1 shares are redeemed at NAV, adjusted for any applicable deferred sales charges. Investor A shares do not have a CDSC, except there is a CDSC of 0.75% for redemption of an investment of $1 million or more and the redemption is made within 18 months after the investment. Investor B1 shares have a CDSC of 4.00% for redemption of an investment within two years, and the CDSC for Investor B1 shares decreases for redemptions made in subsequent years, with no CDSC after six years. Investor C and Investor C1 shares have a CDSC of 1.00% for redemption of an investment within 12 months after the investment. The Acquiring Fund shares may be redeemed through orders placed with its distributor, BRIL, or the shareholders’ intermediaries. NAV of the Acquiring Fund is computed as of the close of trading on the NYSE on any day the NYSE is open for trading, through written or telephone instructions. The order must be placed before the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time. Orders made after the close of trading will be priced based on the next calculation of NAV per share.

Comparison of Valuation Policies. The valuation policies of the Funds are identical. Each Fund uses current market quotations to value its portfolio securities, if such quotations are readily available and reflect the fair value of the security. In the absence of current market quotations, or if current market quotations are available but, in the judgment of the Fund’s adviser, do not reflect the fair value of a security, each Fund uses fair valuation policies to determine the value of a security. The Board of each Fund has designated a separate pricing/valuation committee with the responsibility for day-to-day determinations of fair value. Each Fund’s policies also provide for the use of independent pricing services to assist in the determination of fair value.

Combined Fund. The Combined Fund’s valuation policies will be those of the Acquiring Fund, which are identical to those of each Target Fund.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BRIL, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Disclosure of Portfolio Holdings

For a discussion of the Acquiring Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Acquiring Fund’s Statement of Additional Information. The Fund makes its top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

Market Timing Trading Policies and Procedures

The Funds have identical market timing policies. See the Acquiring Fund’s Prospectus—“Account Information—Short-Term Trading Policy.”

FINANCIAL HIGHLIGHTS

The financial highlights tables for the existing share classes of the Acquiring Fund that are contained in the Acquiring Fund’s Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement, have been derived from the financial statements audited by Deloitte & Touche LLP. Financial highlights tables from the share classes of the Target Funds may be found in each Target Fund’s Prospectus, Annual Reports and Semi-Annual Reports, which are available without charge by calling (800) 441-7762.

INFORMATION ABOUT THE REORGANIZATIONS

The following summary of each Reorganization Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix II and is incorporated herein by reference.

General

Under each Reorganization Agreement, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The form of each Reorganization Agreement is attached as Appendix II— “Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to each Target Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date (as defined in Appendix II) of the Reorganization (the “Valuation Time”). Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter Target Fund will be terminated as a series of the Corporation under Maryland state law and a series of the MAS Target Trust under Delaware state law, as applicable.

The distribution of Acquiring Fund shares to each Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of each Target Fund’s shareholders and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that each Target Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

As a result of the Reorganization involving the High Income Fund, High Income Fund shareholders will own the same class of shares of the Combined Fund, except for shareholders of Investor B shares of the High Income Fund, who will receive Investor B1 shares of the Combined Fund, as indicated in the table below. As a result of the Reorganization involving the MAS: High Income Portfolio, MAS: High Income Portfolio shareholders will own the Institutional shares of the Combined Fund, as indicated in the table below. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

High Income Fund Shares (Target Fund)	MAS: High Income Portfolio Shares (Target Fund)	High Yield Portfolio Shares (Combined Fund)
Institutional	Shares of beneficial interest*	Institutional
Investor A	N/A	Investor A
Investor B**	N/A	Investor B1
Investor C	N/A	Investor C
Investor C1	N/A	Investor C1

*	Shareholders of the MAS: High Income Portfolio will receive Institutional shares of the Combined Fund in connection with the Reorganization involving the MAS: High Income Portfolio.
**	Shareholders of Investor B shares of the High Income Fund will receive Investor B1 shares of the Combined Fund in connection with the Reorganization involving the High Income Fund.

No sales charge or fee of any kind will be assessed to either Target Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Terms of the Reorganization Agreement

Pursuant to each Reorganization Agreement, the Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund.

On the Closing Date, the relevant Target Fund will transfer to the Acquiring Fund its assets in exchange solely for the shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of the certain stated liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

Each Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with applicable state law and the charter of the Target Fund. Thereafter, the relevant Target Fund will be terminated as a series of the Corporation under Maryland state law and a series of the MAS Target Trust under Delaware state law, as applicable.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the Acquiring Fund and Target Funds, respectively, are conditioned upon, among other things:

•	the approval of the Reorganization by the Target Fund’s shareholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the Funds, either before or after approval thereof by the shareholders of the Target Fund.

The Board, including all of the Independent Board Members, recommends that you vote to approve the Reorganization relating to your Target Fund, as it believes the Reorganization is in the best interests of the Target Fund (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Target Fund will not be diluted as a result of consummation of the proposed Reorganization.

Reasons for the Reorganizations

Each Board, including all of the Independent Board Members, evaluated the relevant Reorganization independently of the other Reorganization and approved each Reorganization separately. The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:

The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:

•

that the investment objectives of the Target Funds and Acquiring Fund are similar. The fact that certain strategies of the relevant Target Fund and the Acquiring Fund are similar and compatible, while others are different. The Board considered the principal differences in investment strategies between the relevant Target Fund and the Acquiring Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

that assuming the Reorganization involving the High Income Fund had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganization as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganization, except in the case of Institutional shares. However, assuming the Reorganization had occurred on September 30, 2010, the Combined Fund would have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganization as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the

Reorganization. BlackRock Advisors has agreed to implement contractual waivers and/or reimbursements with respect to Investor A, Investor B1, Investor C and Investor C1 shares until February 1, 2014 following the closing of the Reorganization. In addition, BlackRock Advisors has agreed to keep in effect the Acquiring Fund’s existing contractual fee waivers and/or expense reimbursements with respect to Institutional shares until February 1, 2012.

•

that the MAS: High Income Portfolio is an investment option for certain “wrap-fee” or other separately managed account program clients who have retained BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) to manage their accounts, or who have requested that their investment adviser implement investment recommendations provided by BIM LLC in connection with the management of their accounts. Because BlackRock Advisors has contractually agreed to waive all fees and pay or reimburse all expenses of the MAS: High Income Portfolio, shareholders of the MAS: High Income Portfolio currently only pay a “wrap” fee to the sponsor and are not subject to any fund level expenses as a result of their investment in the MAS: High Income Portfolio. Assuming the Reorganization involving the MAS: High Income Portfolio had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for Institutional shares that are expected to be lower than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganization as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganization. Therefore, current shareholders of the MAS: High Income Portfolio, as shareholders of the Institutional shares of the Combined Fund, would be subject to the net annual fund operating expenses for such Institutional shares. However, BlackRock Advisors intends to offset fees at the wrap program level with respect to current shareholders of the MAS: High Income Portfolio following the closing of the Reorganization in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund. As a result, current shareholders of the MAS: High Income Portfolio, who are currently bearing those expenses directly as part of their wrap fee, will continue to bear those expenses following the closing of the Reorganization, but indirectly as shareholders of the Combined Fund. BlackRock Advisors has agreed to keep in effect the Acquiring Fund’s existing contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) with respect to Institutional shares until February 1, 2012.

•

that assuming both Reorganizations had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for certain of its share classes that are expected to be higher than those of the corresponding share classes of the High Income Fund prior to the Reorganizations as of such date and (ii) net annual fund operating expenses for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the High Income Fund prior to the Reorganizations as of such date, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to implement with respect to certain share classes for a certain period of time following the closing of the Reorganizations, except in the case of Institutional shares. However, assuming the Reorganizations had occurred on September 30, 2010, the Combined Fund would have net annual fund operating expenses for Institutional shares that are expected to be lower than those of the Institutional shares of the High Income Fund prior to the Reorganization as of such date, after giving effect to all applicable expense limitations (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganizations. In addition, assuming both Reorganizations had occurred on September 30, 2010, the Combined Fund would have (i) total annual fund operating expenses for Institutional shares that are expected to be the same as those of the shares of the MAS: High Income Portfolio prior to the Reorganizations as of

April 30, 2010 and (ii) net annual fund operating expenses for Institutional shares that are expected to be higher than those of the shares of the MAS: High Income Portfolio prior to the Reorganizations as of April 30, 2010, after taking into account applicable contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) that BlackRock Advisors has agreed to continue with respect to Institutional shares of the Acquiring Fund for a certain period of time following the closing of the Reorganizations. Therefore, current shareholders of the MAS: High Income Portfolio, as shareholders of the Institutional shares of the Combined Fund, would be subject to the net annual fund operating expenses for such Institutional shares. However, BlackRock Advisors intends to offset fees at the wrap program level with respect to current shareholders of the MAS: High Income Portfolio following the closing of the Reorganizations in an amount equal to the net annual fund operating expenses of Institutional shares of the Combined Fund. As a result, current shareholders of the MAS: High Income Portfolio, who are currently bearing those expenses directly as part of their wrap fee, will continue to bear those expenses following the closing of the Reorganizations, but indirectly as shareholders of the Combined Fund. BlackRock Advisors has agreed to implement contractual waivers and/or reimbursements with respect to Investor A, Investor B1, Investor C and Investor C1 shares until February 1, 2014 following the closing of the Reorganizations. In addition, BlackRock Advisors has agreed to keep in effect the Acquiring Fund’s existing contractual fee waivers and/or expense reimbursements (excluding the effects of certain fees and expenses) with respect to Institutional shares until February 1, 2012.

•

that the contractual management fee rate for the Combined Fund is expected to be, depending on asset levels, higher or lower than the contractual management fee rates for the High Income Fund, which includes breakpoints, and the MAS: High Income Portfolio, which does not have breakpoints, and the effective management fee rate for the Combined Fund is expected to be higher than the effective management fee rates for the High Income Fund and the MAS: High Income Portfolio.

•

the expectation that the Combined Fund will achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain fixed costs over a larger asset base.

•

that the same portfolio management team (as described below under “Comparison of the Funds—Management of the Funds”) that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganizations.

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information.”

•	that each Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of each Target Fund will receive shares of the Acquiring Fund.

•

that there is expected to be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction. In addition, prior to a Reorganization, each Target Fund will distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.

•

that the aggregate net asset value of the shares that shareholders of the relevant Target Fund will receive in the Reorganization is expected to equal the aggregate net asset value of the shares that shareholders of the relevant Target Fund own immediately prior to the Reorganization, and that shareholders of the relevant Target Fund will not be diluted as a result of the Reorganization.

•

that the costs associated with each Reorganization will be paid by BlackRock Advisors or its affiliates regardless of whether the Reorganizations are consummated, and will not be borne by shareholders of the Funds.

For these and other reasons, each Board, including all of the Independent Board Members, concluded that, based upon the factors and determinations summarized above, consummation of each Reorganization is in the best interests of the relevant Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

If a Reorganization is not approved by shareholders of a Target Fund, the Board will consider other alternatives.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Target Funds as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that each Fund receive an opinion from Willkie Farr & Gallagher LLP, special tax counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain liabilities of the Target Fund except for (A) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Fund.

•

No gain or loss will be recognized by a shareholder of the Target Fund who exchanges all of his, her or its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

•

The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•

The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Acquiring Fund and the relevant Target Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Fund or the Acquiring Fund from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Fund at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund and its shareholders.

Prior to the Closing Date, each Target Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

A portion of the portfolio assets of each Target Fund may be sold in connection with the Reorganization, and a portion of such assets may be required to be marked to market as a result of the termination of the Target Fund’s taxable year or as a result of the transfer of certain assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales (or deemed sales) on a net basis will be distributed to the Target Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale (or deemed sale) and prior to or on the date of the Reorganization, and such distributions will be taxable to shareholders of the Target Fund.

For five years beginning after the Closing Date of the Reorganization, the Combined Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to either MAS: High Income Portfolio or the Acquiring Fund (if any) with the capital loss carryforwards attributable to any of the other Funds in the Reorganization (other than the Fund to which the built-in gains were attributable). The shareholders of the High Income Fund would forfeit a portion of their net capital loss carryforwards following the Reorganization but the capital loss carryforwards of MAS: High Income Portfolio and the Acquiring Fund should not be limited by reason of the Reorganization. The High Income Fund shareholders’ capital loss carryforwards per share would be also significantly diluted in the Combined Fund. The capital loss carryforwards of the shareholders of the MAS: High Income Portfolio would be slightly diluted in the Combined Fund, while the Acquiring Fund shareholders’ capital loss carryforwards per share would approximately double following the Reorganizations. As a result, it is possible that the shareholders of the Target Funds would receive taxable distributions of capital gains earlier than they would have in the absence of the Reorganization.

Shareholders of each Target Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, these are taxable transactions. Shareholders must consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganization

BlackRock Advisors and its affiliates have agreed to bear all expenses associated with each Reorganization. The estimated expenses of the Reorganization are $648,402. The foregoing estimated expenses will be borne by BlackRock Advisors and its affiliates regardless of whether the Reorganizations are consummated.

The Reorganization expenses include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, attending the Board meeting and preparing the minutes of the Board meeting, obtaining an opinion of counsel as to certain tax matters, the preparation of the Reorganization Agreement and the N-14 Registration Statement, fees of the SEC and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Proxy Statement and any other proxy materials to be used in connection with the meeting of shareholders to consider the Reorganizations, expenses incurred in connection with the solicitation of proxies to be voted at that meeting, and any other legal and auditing fees in connection with the foregoing.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of each Reorganization, the Acquiring Fund will establish a position for each Target Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. If you currently hold certificates representing your shares of a Target Fund, it is not necessary to surrender such certificates. No certificates for shares of the Acquiring Fund will be issued in connection with the Reorganizations.

Legal Matters

Certain legal matters concerning the federal income tax consequences of each Reorganization will be passed on by Willkie Farr & Gallagher LLP, special tax counsel to the Acquiring Fund. Certain matters concerning the issuance of shares of the Acquiring Fund will be passed on by Bingham McCutchen LLP, which serves as Massachusetts counsel to the Acquiring Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of September 30, 2010: (i) the unaudited capitalization of the High Income Fund; (ii) the unaudited capitalization of the MAS: High Income Portfolio; (iii) the unaudited capitalization of the Acquiring Fund; and (iv) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been completed. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

High Income Fund

	Investor A	Investor B	Investor C	Investor C1	Institutional	Total
Net assets	$492,814,965	$43,620,133	$102,344,798	$127,438,593	$203,939,525	$970,158,014
Shares outstanding	106,168,088	9,392,704	22,034,023	27,443,552	43,980,027	209,018,394
Net asset value	$4.64	$4.64	$4.64	$4.64	$4.64	$4.64

MAS: High Income Portfolio

	Institutional	Total
Net assets	$98,973,827	$98,973,827
Shares outstanding	10,349,554	10,349,554
Net asset value	$9.56	$9.56

High Yield Bond Portfolio

	Investor A	Investor B	Investor B1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$848,953,337	$15,539,825	$15,693,967	$144,224,275	$26,265,544	$738,473,688	$20,302,536	$173,027,146	$725,723,648	$2,708,203,966
Shares outstanding	113,599,288	2,078,993	2,099,844	19,280,908	3,509,473	98,815,977	2,717,377	23,144,838	97,083,870	362,330,568
Net asset value	$7.47	$7.47	$7.47	$7.48	$7.48	$7.47	$7.47	$7.48	$7.48	$7.47

Pro Forma Adjustments (assuming the Reorganization of the High Income Fund into the High Yield Portfolio)

	Investor A	Investor B	Investor B1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$(16,571,786)	$—	$(1,466,117)	$(3,439,313)	$(4,283,691)	$(6,864,886)	$—	$—	$—	$(32,625,793)
Shares outstanding	(42,441,525)	—	(3,752,520)	(8,811,648)	(10,988,200)	(17,609,260)	—	—	—	(83,603,153)

High Income Fund into High Yield Portfolio Pro Forma Combined Fund

	Investor A	Investor B	Investor B 1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$1,325,196,516	$15,539,825	$57,847,983	$243,129,760	$149,420,446	$935,548,327	$20,302,536	$173,027,146	$725,723,648	$3,645,736,187
Shares outstanding	177,325,851	2,078,993	7,740,028	32,503,283	19,964,825	125,186,744	2,717,377	23,144,838	97,083,866	487,745,805
Net asset value	$7.47	$7.47	$7.47	$7.48	$7.48	$7.47	$7.47	$7.48	$7.48	$7.47

Pro Forma Adjustments (assuming the Reorganization of the MAS: High Income Portfolio into the High Yield Portfolio)

	Investor A	Investor B	Investor B1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Shares outstanding	—	—	—	—	—	2,894,236	—	—	—	2,894,236

MAS: High Income Portfolio into High Yield Portfolio: Pro Forma Combined Fund

	Investor A	Investor B	Investor B1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$848,953,337	$15,539,825	$15,693,967	$144,224,275	$26,265,544	$837,447,515	$20,302,536	$173,027,146	$725,723,648	$2,807,177,793
Shares outstanding	113,599,288	2,078,993	2,099,844	19,280,908	3,509,473	112,059,767	2,717,377	23,144,838	97,083,870	375,574,358
Net asset value	$7.47	$7.47	$7.47	$7.48	$7.48	$7.47	$7.47	$7.48	$7.48	$7.47

Pro Forma Adjustments (assuming the Reorganization of each of the High Income Fund and MAS: High Income Portfolio into the High Yield Portfolio)

	Investor A	Investor B	Investor B1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$(16,571,786)	$—	$(1,466,117)	$(3,439,313)	$(4,283,691)	$(6,864,886)	$—	$—	$—	$(32,625,793)
Shares outstanding	(42,441,525)	—	(3,752,520)	(8,811,648)	(10,988,200)	(14,715,018)	—	—	—	(80,708,911)

High Income Fund and MAS: High Income Portfolio into High Yield Portfolio: Pro Forma Combined Fund(1)(2)

	Investor A	Investor B	Investor B1	Investor C	Investor C1	Institutional	Class R	Service	BlackRock	Total
Net assets	$1,325,196,516	$15,539,825	$57,847,983	$243,129,760	$149,420,446	$1,034,522,154	$20,302,536	$173,027,146	$725,723,648	$3,744,710,014
Shares outstanding	177,325,851	2,078,993	7,740,028	32,503,283	19,964,825	138,430,540	2,717,377	23,144,838	97,083,870	500,989,605
Net asset value	$7.47	$7.47	$7.47	$7.48	$7.48	$7.47	$7.47	$7.48	$7.48	$7.47

(1)	Assumes the Reorganization(s) had taken place on September 30, 2010.
(2)	Reflects the distribution of undistributed net investment income of $32,625,793 attributable to the High Income Fund.

Shareholder Information

As of the Record Date, there were                      shares of the High Income Fund outstanding and there were                      shares of the MAS: High Income Portfolio outstanding. [As of such date, the Board members and officers of the Corporation as a group owned less than 1% of the shares of the High Income Fund, and the Board members and officers of the MAS Target Trust as a group owned less than 1% of the shares of the MAS: High Income Portfolio.] As of such date, no person was known by either Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

[INSERT 5% SHAREHOLDER INFORMATION]

As of the Record Date, there were                      shares of the Acquiring Fund outstanding. [As of such date, the Board members and officers of the Acquiring Trust as a group owned less than 1% of the shares of the Acquiring Fund.] As of such date, no person was known by the Acquiring Fund to own beneficially or of record 5% or more of any class of shares of the Acquiring Fund except as follows:

[INSERT 5% SHAREHOLDER INFORMATION]

Shareholder Rights and Obligations

The High Income Fund is a series of BlackRock Bond Fund, Inc., a corporation organized under the laws of the State of Maryland. The authorized capital stock of the High Income Fund consists of 2,900,000,000 shares of common stock, having a par value of $0.10 per share.

The MAS: High Income Portfolio is a series of Managed Account Series, a statutory trust organized under the laws of the State of Delaware. Under the Acquiring Trust’s organizational documents, the High Yield Portfolio is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.01 per share.

The High Yield Portfolio is a series of BlackRock Funds II, a business trust organized under the laws of the Commonwealth of Massachusetts. Under the Acquiring Trust’s organizational documents, the High Yield Portfolio is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.001 per share.

With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services), and have exclusive voting rights with respect to matters relating to the class’ account maintenance and/or distribution expenditures.

There are no preemptive rights in connection with shares of either Target Fund or the Acquiring Fund. When issued in accordance with the provisions of their respective Prospectuses (and, in the case of shares of the Acquiring Fund, issued in the connection with the Reorganizations), all shares are fully paid and non-assessable.

Comparison of Maryland Corporations, Delaware Statutory Trusts and Massachusetts Business Trusts

The following description is based on relevant provisions of the Maryland General Corporation Law, Delaware Statutory Trust Act, applicable Massachusetts law and a Fund’s operative documents. This summary does not purport to be complete and we refer you to the Maryland General Corporation Law, Delaware Statutory Trust Act, applicable Massachusetts law and the relevant Fund’s operative documents.

In General

A fund organized as a series of a Massachusetts business trust, such as the High Yield Portfolio, is governed by the trust’s declaration of trust or similar instrument. Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally reside with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration. Because Massachusetts law governing business trusts provides more flexibility compared to typical state corporate statutes, the Massachusetts business trust has become a common form of organization for mutual funds. However, some consider it less desirable than other entities because it relies on the terms of the applicable declaration and judicial interpretations rather than statutory provisions for substantive issues, such as the personal liability of shareholders and trustees, and does not provide the level of certitude that corporate laws like those of Maryland, or newer statutory trust laws, such as those of Delaware, provide.

A fund organized as a Maryland corporation, such as the High Income Fund, on the other hand, is governed both by the Maryland General Corporation Law (the “MGCL”) and the Maryland corporation’s charter and bylaws. For a Maryland corporation, unlike a Massachusetts trust, the MGCL prescribes many aspects of corporate governance.
Shareholders of a Maryland corporation generally are shielded from personal liability for the corporation’s debts or obligations. Shareholders of a Massachusetts business trust, on the other hand, are not afforded the statutory limitation of personal liability generally afforded to shareholders of a corporation from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The Declaration of Trust for the Acquiring Trust (“Declaration”) contains such provisions.

Similarly, the trustees of a Massachusetts business trust are not afforded the protection from personal liability for the obligations of the trust by form of organization. The directors of a Maryland corporation, on the other hand, generally are shielded from personal liability for the corporation’s acts or obligations under the corporate form of organization. Courts in Massachusetts have, however, recognized limitations of a trustee’s personal liability in contract actions for the obligations of a trust contained in the trust’s declaration, and declarations may also provide that trustees may be indemnified out of the assets of the trust to the extent held personally liable. The Declaration contains such provisions.

A fund organized as a series of a Delaware statutory trust, such as the MAS: High Income Portfolio, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust or similar instrument; for the MAS: High Income Portfolio, it is the MAS Target Trust’s Agreement and Declaration of Trust and Amended and Restated Bylaws (collectively, the “MAS Declaration”). As is common for Delaware statutory trusts, internal governance matters of the MAS: High Income Portfolio are generally a function of the terms of the MAS Declaration. The MAS Target Trust and the MAS: High Income Portfolio have taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust’s debts or obligations to the same extent a shareholder is shielded from a corporation’s debts or obligations. The MAS Declaration provides that shareholders are not personally liable for the debts or obligations of the MAS Target Trust and also provides that a shareholder of the MAS: High Income Portfolio shall be indemnified out of the assets of the MAS Trust held with respect to the MAS: High Income Portfolio against liability arising solely from the shareholder’s ownership of shares in the MAS: High Income Portfolio.

Maryland Corporations

A Maryland corporation is governed by the MGCL, its charter and bylaws. Some of the key provisions of the MGCL are summarized below.

Shareholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders. Depending on the circumstances and the charter of the corporation, there may be various exceptions to these votes. Shareholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. The charter of the Corporation contains such provisions.

Election and Removal of Directors

Shareholders of a Maryland corporation generally are entitled to elect and remove directors. Shareholders of the Corporation may elect directors at any annual meeting or a special meeting in lieu thereof. Provided the charter or bylaws so provides, the MGCL does not require a corporation registered as an open-end investment company to hold an annual meeting in any year in which the election of directors is not required by the 1940 Act. The Corporation’s bylaws contain such a provision. Shareholders may, in accordance with the terms of the charter and bylaws of the Corporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the High Income Fund will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in service or distribution fees or of a change in fundamental policies, objectives or restrictions.

Amendments to the Charter

Under the MGCL, shareholders of corporations are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. Under the MGCL, generally a change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of a Maryland corporation may, however, if permitted by the charter, without a vote of the shareholders, classify or reclassify any unissued stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. The charter of the Board permits the Board to do so. The MGCL permits the board of directors of an open-end investment company to supplement the charter without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares in any class or series, unless prohibited by the charter. The Corporation’s charter does not prohibit the Corporation Board from doing so.

Issuance of Shares

The board of directors of a Maryland corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of a Maryland corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

Shareholder, Director and Officer Liability

Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. Maryland law provides that a director who has met his or her statutory standard of conduct has no liability for reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

Derivative Actions

Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Massachusetts Business Trusts

The High Yield Portfolio is governed by the Acquiring Trust’s Declaration of Trust (the “Declaration”) and Code of Regulations (the “By-Laws”, together with the Declaration, the “Governing Documents”). Under the Declaration, any determination as to what is in the interests of the Acquiring Trust made by the Acquiring Trustees in good faith is conclusive, and in construing the provisions of the Declaration, there is a presumption in favor of a grant of power to the Acquiring Trustees. Further, the Declaration provides that certain determinations made in good faith by the Acquiring Trustees are binding upon the Acquiring Trust and all shareholders, and shares are issued and sold on the condition and understanding, evidenced by the purchase of shares, that any and all such determinations shall be so binding. The following is a summary of some of the key provisions of the Acquiring Trust’s Governing Documents.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party.

The Declaration requires a shareholder vote on matters in addition to those required under the 1940 Act, such as certain mergers, consolidations and sales of assets, derivative actions (to the same extent as shareholder of a Massachusetts business corporation) and certain amendments to the Declaration, Shareholders have no power to vote on any matter except as required by applicable law, the Governing Documents, or as otherwise determined by the Acquiring Trustees.

There are ordinarily no annual meetings of shareholders, but special meetings may be called by the Acquiring Trustees or certain officers and by the written request of shareholders owning at least ten percent of the outstanding shares entitled to vote. The Declaration provides that the presence, in person or by proxy, of the shareholders entitled to cast at least a majority of the votes which all shareholders are entitled to cast on the particular matter shall constitute a quorum for the purpose of considering such matter. Except as may otherwise be required by applicable law, the Declaration or the Acquiring Trustees, the affirmative vote of a majority of the shares present in person or by proxy is required to approve a matter, except that Trustees are elected by plurality vote.

Election and Removal of Trustees

The Declaration provides that the Acquiring Trustees determine the size of the board of trustees, subject to a maximum of twenty, and to set and alter the terms of office of the trustees, and may make their terms of unlimited duration. It also provides that vacancies on the board of trustees may be filled by the remaining Trustees, except when election by the shareholders is required under the 1940 Act Therefore, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. Trustees are then elected by a plurality vote of the shareholders. A Trustee may be removed at any time with or without cause by action of at least two-thirds of the remaining Trustees.

Issuance of Shares

Under the Declaration, the Acquiring Trustees are permitted to issue an unlimited number of shares for such consideration and on such terms as the Acquiring Trustees may determine. Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to additional shares. Shares are subject to such other preference, conversion, exchange or similar rights, as the Acquiring Trustees may determine.

Series and Classes

The Declaration gives broad authority to the Acquiring Trustees to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes. The Acquiring Trustees are also authorized to merge or terminate a series or a class without a vote of shareholders under certain circumstances.

Amendments to Declaration

Amendments to the Declaration generally require a vote by a majority of the outstanding shares, voting in the aggregate and not by class except to the extent that applicable law may require voting by class, although certain amendments may be made by the Acquiring Trustees without a shareholder vote. However, no amendment may be made that would impair the exemption from personal liability of the trustees or shareholders of the trust, or that would permit an assessment upon any shareholder.

Shareholder, Trustee and Officer Liability

The Governing Documents provide that shareholders have no personal liability for the acts or obligations of the Acquiring Trust and require the Acquiring Trust to indemnify a shareholder from any loss or expense arising solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reasons. In addition, the Acquiring Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Governing Documents provide that any person who is a trustee, officer or employee of the Acquiring Trust is not personally liable to any person in connection with the affairs of the Acquiring Trust, other than to the Acquiring Trust and its shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty. The Governing Documents further provide for indemnification of such persons and advancement of the expenses of defending any such actions for which indemnification might be sought. The Declaration also provides that Trustees may rely in good faith on expert advice.

Derivative Actions

Massachusetts has what is commonly referred to as a “universal demand statute,” which requires that a shareholder make a written demand on the board, requesting the board members to bring an action, before the shareholder is entitled to bring or maintain a court action or claim on behalf of the entity.

Delaware Statutory Trusts

A fund organized as a Delaware statutory trust is governed both by the Delaware Act and the fund’s governing instrument. As is common for Delaware statutory trusts, internal governance matters of the MAS Target Trust are generally a function of the terms of the MAS Declaration. The MAS Target Trust and the MAS: High Income Portfolio have taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust’s debts or obligations to the same extent a shareholder is shielded from a corporation’s debts or obligations. The MAS Declaration provides that shareholders are not personally liable for the debts or obligations of the MAS Target Trust and also provides that a shareholder of the MAS: High Income Portfolio shall be indemnified out of the assets of the MAS Trust held with respect to the MAS: High Income Portfolio against liability arising solely from the shareholder’s ownership of shares in the MAS: High Income Portfolio.

The Delaware Act permits a shareholder to bring a derivative action on behalf of the trust if the trustees refuse to do so, but that power can be restricted by such standards and restrictions as are set forth in the declaration of trust and, before a shareholder of the MAS: High Income Portfolio can bring a derivative action, the MAS Declaration requires that shareholders who collectively hold at least 10% of the outstanding shares of the MAS: High Income Portfolio request the trustees to bring the action except where such a request would not be likely to succeed.

A Delaware statutory trust can limit a trustee’s personal liability in the declaration of trust. The MAS Declaration limits the liability to the MAS Target Trust or a series thereof of Trustees, officers and certain other persons of the MAS Target Trust, except for their own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties and, in addition, requires the MAS Target Trust to indemnify them against all liabilities and against all expenses reasonably incurred in connection with the defense or disposition of any claim, action, suit or proceeding in which any such person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer, or acting in another specified capacity, except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The MAS Declaration further provides that the Trustees of the MAS Target Trust are entitled and empowered to purchase with trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee, officer or agent of the trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a trustee, officer or agent of the MAS Target Trust. The 1940 Act currently provides that no officer or director shall be protected from liability to the MAS Target Trust or shareholders for misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. The MAS Declaration generally provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Board of Trustees without seeking the consent of shareholders.

The foregoing is only a summary of certain rights of shareholders under the charter documents governing the High Income Fund, the MAS: High Income Portfolio and the High Yield Portfolio and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

The Funds do not hold regular annual meetings of shareholders. As a general matter, the Acquiring Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. In the event a Reorganization is not completed, each Target Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of a Target Fund should send such proposal to the BlackRock Funds, Attn: Secretary, 100 Bellevue Parkway, Wilmington, Delaware 19809. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Under the Corporation’s by-laws or the MAS Trust’s by-laws or Code of Regulations, as applicable, in order for a shareholder proposal to be considered for presentation at a shareholders’ meeting, other than a proposal presented under rules promulgated by the SEC, the shareholder making the proposal must meet the requirements set out in the Corporation’s charter and/or by-laws or the MAS Declaration, as applicable, including with respect to the timeliness of submission. To be timely, a shareholder’s notice to the Secretary must be delivered or mailed and received at the principal executive officers of the Fund not later than the close of business on the fifth (5th) day following the day on which notice of the date of the meeting was made, whichever first occurs.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of each of the Target Funds and the Board primarily by the mailing of the Notice of Special Meeting of Shareholders and this Combined Prospectus/Proxy Statement with its enclosures on or about [            ], 2011. Target Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Target Funds and their affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The Target Funds have has retained [            ]), located at [            ], a professional proxy solicitation firm, to assist with the solicitation of proxies. In addition, [Broadridge Financial Solutions, Inc. (“Broadridge”), located at 51 Mercedes Way, Edgewood, New York 11717,] will assist the Target Funds in the distribution of proxy materials and the tabulation of proxies. Target Fund shareholders may receive a telephone call from [            ] asking them to vote. The proxy mailing, tabulation and solicitation expenses in connection with the combination of the Target Funds with the Acquiring Fund are estimated to be approximately $[            ], which will be borne by BlackRock Advisors or its affiliates.

Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of the Target Funds. Representatives of BlackRock Advisors and its affiliates and

other representatives of the Target Funds may also solicit proxies. Questions about the proposal should be directed to [            ] at [phone number].

[            ] [and/or Broadridge] will assist with the mailing and tabulation effort and may also solicit proxies by contacting shareholders by telephone.

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Fund into the Acquiring Fund and the solicitation of proxies by and on behalf of the Board for use at the Special Meeting. The Special Meeting will be held on Friday, June 24, 2011 at 12:30 p.m., Eastern Time, at the offices of BlackRock Advisors, LLC at 800 Scudders Mill Road, Plainsboro, NJ 08536, or at such later time as is made necessary by adjournment or postponement.

As of the Record Date, the High Income Fund had the following number of shares outstanding:

Share Class	Number of Shares
Investor A
Investor B
Investor C
Investor C1
Institutional

As of the Record Date, the MAS: High Income Portfolio had [            ] shares outstanding:

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

Approval by each Target Fund of the proposed Reorganization relating to such Fund will require the affirmative vote of a majority of the shares outstanding and entitled to vote at the respective Target Fund’s Special Meeting, as defined in the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the relevant Target Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the relevant Target Fund, voting together as a single class. Shareholder approval of one Reorganization is not contingent upon shareholder approval of any other Reorganization. If the shareholders fail to approve the proposed Reorganization relating to their Target Fund, the Reorganization will not occur. The Board has fixed the close of business on April 27, 2011 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper proxy card or by submitting a Proxy by telephone or over the Internet), the shares of the Target Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof.

With respect to the High Income Fund, a majority of the outstanding shares of the Fund entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting. With respect to the MAS: High Income Portfolio, holders of shares entitled to cast one-third of the votes must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

The chairman of any meeting of the shareholders may adjourn the meeting from time to time to reconvene at the same or some other place, whether or not a quorum is present. Notice need not be given of any such adjourned meeting if the time and place, if any, thereof and the means of remote communications, if any, by which shareholders and proxyholders may be deemed to be present in person and vote at such adjourned meeting are announced at the meeting at which the adjournment is taken and the adjourned meeting is held not more than 120 days after the original record date. If a shareholder vote is called and a quorum is present, any such adjournment will require the affirmative vote of the holders of a majority of the shares of the Corporation present in person or by proxy and entitled to vote on such adjournment. At the adjourned meeting, any business may be transacted that might have been transacted at the original meeting. The absence from any meeting, in person or by proxy, of a quorum for action upon any given matter shall not prevent action at such meeting upon any other matter or matters that properly come before the meeting, if there shall be present thereat, in person or by proxy, a quorum in respect of such other matters. A quorum, once established, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed Proxies will be voted For the approval of the Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners may vote on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum. Abstentions and broker non-votes will have the same effect as votes against the Reorganization.

Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on the Reorganization before the Special Meeting. The NYSE has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealers’ request for voting instructions may not vote such customer’s shares on the Reorganization. A signed proxy card or other authorization by a beneficial owner of shares of a Target Fund that does not specify how the beneficial owner’s shares are to be voted on the proposed Reorganization may be deemed to be an instruction to vote such shares in favor of the Reorganization.

Manner of Voting

Target Fund shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed proxy card or by casting their vote via touchtone telephone or the Internet using the instructions provided on the enclosed proxy card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the Internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Corporation or Trust, as applicable, or by voting in person at the Special Meeting.

Voting by Mail. To vote by mail, you should date and sign the proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the card in the envelope provided.

Voting by Telephone. You may use the automated touch-tone voting method by calling the toll-free number provided on the proxy card. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your proxy card at hand.

Internet Voting. To vote over the Internet, please log on to the website listed on your proxy card and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your proxy card at hand. After logging on, follow the instructions on the screen. If you receive more than one proxy card, you may vote them during the same session.

Additional Information. Shareholders voting their Proxies by telephone or Internet need not return their proxy card by mail.

A person submitting votes by telephone or Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the Internet to submit voting instructions, the shareholder is authorizing [            ,] a tabulation agent, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

Each Target Fund believes that the procedures for authorizing the execution of a Proxy by telephone or Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed proxy card promptly. No postage is necessary if mailed in the United States.

[            ], 2011

APPENDIX I

FUNDAMENTAL INVESTMENT RESTRICTIONS

High Income Fund

The High Income Fund may not:

(1) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(2) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, banker’s acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time. (For purposes of this restriction, corporate debt securities include corporate loans purchased in the secondary market).

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) the Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

MAS: High Income Portfolio

The MAS: High Income Portfolio may not:

(1) Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(2) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements, purchase and sale contracts or any similar instruments shall not be deemed to be the making of a loan; (ii) that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Registration Statement, as it may be amended from time to time; and (iii) as may otherwise be permitted by an exemptive order issued to the Fund by the Securities and Exchange Commission.

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) the Fund may borrow in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

High Yield Portfolio

The High Yield Portfolio may not:

Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or the Acquiring Trust, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

The High Yield Portfolio also may not:

(1) Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(2) Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

(3) Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

(4) Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

(5) Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

(6) Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

(7) Purchase securities of companies for the purpose of exercising control.

(8) Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options or the Fund’s sale of securities short against the box, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(9) Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

(10) Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

(11) Purchase or sell commodities except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the adviser or sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2011, by and between [BlackRock Bond Fund, Inc., a registered investment company and a Maryland corporation (the “Target Company”), on behalf of BlackRock High Income Fund, a separate series of the Target Company (the “Target Fund”)] [Managed Account Series, a registered investment company and a Delaware statutory trust (the “Target Company”), on behalf of High Income Portfolio, a separate series of the Target Company (the “Target Fund”), and BlackRock Funds II, a registered investment company and a Massachusetts business trust (the “Acquiring Company”), on behalf of BlackRock High Yield Bond Portfolio, a separate series of the Acquiring Company (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund and [Investor A, Investor B1, Investor C, Investor C1 and Institutional shares] [Institutional shares] of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund, and (iii) the termination, dissolution and complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”);

WHEREAS, the Target Company and the Acquiring Company are both open-end, registered management investment companies within the meaning of the Investment Company Act of 1940 (the “1940 Act”);

WHEREAS, each of the Acquiring Fund and the Target Fund qualifies as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Acquiring Company has determined that the Reorganization is in the best interests of the Acquiring Fund;

WHEREAS, the Board of [Directors] [Trustees] of the Target Fund has determined that the Reorganization is in the best interests of the Target Fund and determined that the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund shareholders as of the record date for determining the Target Fund shareholders entitled to vote at such meeting (the “Shareholder Meeting Record Date”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund, agrees to convey, transfer and deliver substantially all of the assets of the Target Fund free and clear of all liens, encumbrances and claims whatsoever to the Acquiring Fund. In exchange, the Acquiring Fund, agrees: (a) to deliver to the Target Fund, the number of full and fractional Acquiring Fund Shares, determined by dividing: (i) the aggregate value of the Target Fund’s assets [with respect to each class of the Target Fund], net of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund [with respect to each class of the Target Fund], computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one share of the corresponding class of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Target Fund described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. For the purposes of this Agreement, [the Investor A shares of the Target Fund correspond to the Investor A shares of the Acquiring Fund, the Investor B shares of the Target Fund correspond to the Investor B1 shares of the Acquiring Fund, the Investor C shares of the Target Fund correspond to the Investor C shares of the Acquiring Fund, the Investor C1 shares of the Target Fund correspond to the Investor C1 shares of the Acquiring Fund, the Institutional shares of the Target Fund correspond to the Institutional shares of the Acquiring Fund] [the shares of beneficial interest of the Target Fund correspond to the Institutional shares of the Acquiring Fund], and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund unless the context otherwise requires.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.2 and other than the Target Fund’s rights under this Agreement (the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. The Target Fund, will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations of the Target Fund, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Stated Liabilities”). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 STATE FILINGS. Prior to the Closing Date, (i) the Target Company shall make any filings with the [State of Maryland] [State of Delaware] that are required under the laws of the [State of Maryland] [State of Delaware] to be made prior to the Closing Date and (ii) the Acquiring Company shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, (i) the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number and class of Acquiring Fund Shares due Target Fund Shareholders and (ii) the Target Fund will dissolve as a separate series of the Target Company. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Company, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Company, on behalf of the Target Fund.

1.9 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 ACTION BY THE ACQUIRING COMPANY; ACTION BY TARGET COMPANY. The Acquiring Company shall take all actions expressed herein as being the obligations of the Acquiring Company, on behalf of the Acquiring Fund. The Target Company shall take all actions expressed herein as being the obligations of the Target Company, on behalf of the Target Fund.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.2, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. Full Acquiring Fund Shares, and to the extent necessary, fractional Acquiring Fund Shares, of an aggregate net asset value equal to the gross value of the Assets of the Target Fund acquired, determined as hereinafter provided, reduced by the amount of Stated Liabilities of the Target Fund assumed by the Acquiring Fund, shall be issued by the Acquiring Fund in exchange for such Assets of the Target Fund. The net asset value per share of the [Investor A, Investor B1, Investor C, Investor C1 and Institutional] [Institutional] Acquiring Fund Shares shall be the net asset value per share for the [Investor A, Investor B1, Investor C, Investor C1 and Institutional Shares] [shares of beneficial interest], respectively, of the Target Fund computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in the third quarter of 2011, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 7:00 a.m. on the Closing Date. The Closing shall be held at the offices of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian (the “Target Fund Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”) for examination no later than five (5) business days preceding the Closing Date and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Acquiring Fund Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct the Target Fund’s transfer agent (the “Target Fund Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent (the “Acquiring Fund Transfer Agent”) to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET COMPANY ON BEHALF OF THE TARGET FUND. The Target Company, on behalf of the Target Fund, represents and warrants to the Acquiring Company, on behalf of the Acquiring Fund, as follows:

(a) [The Target Company is a corporation that is duly incorporated, validly existing and in good standing under the laws of the State of Maryland. The Target Company is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Company or the Target Fund.] [The Target Company is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Target Company is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Company or the Target Fund.] The Target Fund is a legally designated, separate series of the Target Company. The Target Company, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 of the Acquiring Company and the Combined Prospectus/Proxy Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the Commission and becomes effective, as such Registration Statement may be amended or supplemented subsequent to the effective date of the Registration Statement (the “Registration Statement”), as of such effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Company and the Target Fund based on information provided in writing by the Target Fund for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Company and the Target Fund based on information provided in writing by the Target Fund for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Fund with respect to the Target Company or the Target Fund for use in the Registration Statement or any other materials provided by the Target Fund in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Company’s prospectus, statement of additional information and shareholder reports, in each case relating to the Target Fund and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VI and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Target Company on behalf of the Target Fund will not result in the violation of [Maryland] [Delaware] law, or any provision of the Target Company’s [articles of incorporation or bylaws] [declaration of trust or bylaws] or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Company is a party on behalf of the Target Fund or by which the Target Fund is bound, nor will the execution, delivery and performance of this Agreement by the Target Company result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Company is a party, on behalf of the Target Fund, or by which the Target Fund is bound.

(f) The Target Fund has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities or in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Target Company’s knowledge threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) (i) The audited financial statements of the Target Fund as of [September 30, 2010] [April 30, 2010] and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements; and (ii) the unaudited financial statements of the Target Fund for the six months ended [March 31, 2011 will be] [October 31, 2010 have been] prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP consistently applied, to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements as of [September 30, 2010] [April 30, 2010], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since [September 30, 2010] [April 30, 2010] there has not been (i) any pending or to the knowledge of the Target Company threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Target Company’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) [The Target Company is authorized to issue 4,600,000,000 shares of common stock, par value $0.10 per share of the Target Fund. All issued and outstanding shares of common stock of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights.] [The Target Company is authorized to issue an unlimited number of shares of beneficial interest of the Target Fund. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights.] All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under [Maryland] [Delaware] state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the requisite approval of this Agreement by the Target Fund shareholders as of the Shareholder Meeting Record Date, (i) the Target Company on behalf of the Target Fund has the power to enter into this Agreement and to consummate the transactions contemplated herein; (ii) the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the [Directors] [Trustees] of the Target Company; and (iii) this Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Target Company on behalf of the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the Registration Statement and the requisite approval of this Agreement by the Target Fund shareholders as of the Shareholder Meeting Record Date, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement.

(r) The Target Company has called a special meeting of Target Fund shareholders as of the Shareholder Meeting Record Date to consider and act upon this Agreement and the transactions contemplated hereby and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [            ], 2011 (or such other date as the parties may agree to in writing).

(s) Prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

4.2 REPRESENTATIONS OF THE ACQUIRING COMPANY, ON BEHALF OF THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Target Company, on behalf of the Target Fund, as follows:

(a) The Acquiring Company is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust that is existing under the laws of the Commonwealth of Massachusetts and is duly authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the Acquiring Company’s declaration of trust. The Acquiring Company has filed the necessary certificates required to be filed under Chapter 182 of the General Laws of the Commonwealth of Massachusetts and paid the necessary fees due thereon. The Acquiring Company is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Company or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Acquiring Company. The Acquiring Company, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Company and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Company and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning Target Company or the Target Fund furnished to the Acquiring Company by the Target Fund. Any written information furnished by the Acquiring Company with respect to the Acquiring Company or the Acquiring Fund for use in the Registration Statement or any other materials provided by the Acquiring Fund in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The prospectus, statement of additional information and shareholder reports of the Acquiring Company, in each case relating to the Acquiring Fund, and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VII and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Company, on behalf of the Acquiring Fund, will not result in the violation of, Massachusetts law or any provision of the Acquiring Company’s declaration of trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Company is a party, on behalf of the Acquiring Fund, or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party, on behalf of the Acquiring Fund, or by which the Acquiring Fund is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Acquiring Company’s knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) (i) The audited financial statements of the Acquiring Fund as of September 30, 2010 and for the fiscal year then ended have been prepared in accordance with GAAP consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements; and (ii) the unaudited financial statements of the Acquiring Fund for the six months ended March 31, 2011 will be prepared in accordance with GAAP consistently applied by the

Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) will fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP consistently applied, to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund as of September 30, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) Since September 30, 2010, there has not been (i) any pending or to the knowledge of the Acquiring Company threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Acquiring Fund’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(k) The Acquiring Company is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) At the Closing Date, the Acquiring Fund will have good and marketable title to all of its assets, and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing Date, and which have been taken into account in the net asset valuation of the Acquiring Fund.

(m) The Acquiring Company on behalf of the Acquiring Fund has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Company. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Acquiring Company, on behalf of the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s prospectus).

(o) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE ACQUIRING COMPANY, ON BEHALF OF THE ACQUIRING FUND, AND THE TARGET COMPANY, ON BEHALF OF THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraphs 7.2 and 7.6, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund at least five business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) a statement of Assets and Stated Liabilities of the Target Fund as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, and certified by the Treasurer or Assistant Treasurer of the Target Company.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Company’s officers and agents all books and records of the Target Fund, and the Acquiring

Fund shall make available to the Target Company’s officers and agents all books and records of the Acquiring Company relating to the Acquiring Fund.

5.4 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Target Company, on behalf of the Target Fund, will terminate all agreements to which the Target Company on behalf of the Target Fund, is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Company on behalf of the Target Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT. The Acquiring Company, on behalf of the Acquiring Fund, will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Target Fund. The Registration Statement shall include a combined prospectus/proxy statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective, at the time of the meeting of the shareholders of the Target Fund contemplated by Section 4.1(r) and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with such meeting of the shareholders of the Target Fund to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code.

Neither the Acquiring Fund (nor the Acquiring Company on behalf of the Acquiring Fund) nor the Target Fund (nor the Target Company on behalf of the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, special United States federal income tax counsel to the Acquiring Fund and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.9 REASONABLE BEST EFFORTS. Each of the Acquiring Company and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.10 AUTHORIZATIONS. The Acquiring Company, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.11 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, the Target Company shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.12 PROXY. The Target Company, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the combined prospectus/proxy statement contained in the Registration Statement, which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET COMPANY, ON BEHALF OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Acquiring Company, on behalf of the Acquiring Fund), pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board of [Directors] [Trustees] of the Target Company has approved this Agreement, with respect to the Target Fund.

6.3 The shareholders of the Target Fund have approved this Agreement in the manner specified in the Combined Prospectus/Proxy Statement included in the Registration Statement.

6.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement, if any.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING COMPANY, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Acquiring Company to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by the Target Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Company, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

7.3 The Board of Trustees of the Acquiring Company has approved this Agreement with respect to the Acquiring Fund.

7.4 The shareholders of the Target Fund have approved this Agreement in the manner specified in the combined prospectus/proxy statement contained in the Registration Statement.

7.5 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement.

7.6 The Target Company, on behalf of the Target Fund, shall have taken all steps required to terminate all agreements to which the Target Fund is a party (other than this Agreement) and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING COMPANY, ON BEHALF OF THE ACQUIRING FUND, AND THE TARGET COMPANY, ON BEHALF OF THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Company, the Target Fund, the Acquiring Company or the

Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the Target Fund Shareholders as of the Shareholder Meeting Record Date in accordance with the provisions of the Target Company’s [articles of incorporation] [declaration of trust] and bylaws, applicable [Maryland] [Delaware] law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Company, on behalf of the Acquiring Fund, nor the Target Company, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.1.

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Fund on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Target Fund, the Acquiring Fund, the Target Company or the Acquiring Company or any of the investment advisers, directors, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Acquiring Company, on behalf of the Acquiring Fund, and the Target Company, on behalf of the Target Fund, each shall have received an opinion of Willkie Farr & Gallagher LLP, special United States tax counsel to the Acquiring Fund, and the Target Company, on behalf of the Target Fund, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

(a) the transfer of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Target Fund followed by the distribution of Acquiring Fund Shares to the Target Fund Shareholders in complete dissolution and liquidation of the Target Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Target Fund;

(c) under Section 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Target Fund or upon the distribution of Acquiring Fund Shares to Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely or as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization;

(e) under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately before the Reorganization, except for certain adjustments that may be required to be made solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund; and

(h) under Section 1223(2) of the Code, the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the Target Fund except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and each of the Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Company, on behalf of the Acquiring Fund, nor the Target Company, on behalf of the Target Fund, may waive the conditions set forth in this paragraph 8.6.

The Tax Opinion will not express an opinion as to the effect of the Reorganization on the Target Fund with respect to the recognition of any unrealized gain or loss for any Asset that is required to be marked to market for U.S. federal income tax purposes upon termination of the Target Fund’s taxable year or as a result of the transfer of certain assets of the Target Fund.

ARTICLE IX

EXPENSES

The Target Fund, the Acquiring Fund and any other open-end investment company that sells substantially all of its assets to the Acquiring Fund on or about the Closing Date (for purposes of this Article IX only, a “Fund”) will bear expenses incurred in connection with the Reorganization, including but not limited to, costs related to the preparation and distribution of materials distributed to each [Fund’s Board of Directors or Board of Trustees] [Fund’s Board of Trustees], costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, attending the Board meeting and preparing the minutes of the Board meeting, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, fees of the Commission and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Proxy Statement and any other proxy materials to be used in connection with the meeting of shareholders to consider the Reorganization, expenses incurred in connection with the solicitation of proxies to be voted at that meeting, and any other legal and auditing fees in connection with the foregoing, which expenses will be borne directly by the respective Fund incurring the expense or allocated among the Funds based upon methodology as appropriate, unless BlackRock Advisors, LLC or one of its affiliates has agreed to bear the expenses of a particular Fund pursuant to a separate arrangement between BlackRock Advisors, LLC and such Fund. Neither the Funds nor the investment adviser will pay any expenses of shareholders arising out of or in connection with the Reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Company, on behalf of the Acquiring Fund, and the Target Company, on behalf of the Target Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Company on behalf of the Acquiring Fund the Target Company on behalf of the Target Fund. In addition, the Acquiring Company or the Target Company may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of a party, or its Board of Directors or Trustees, as applicable, or officers, as applicable, to the other party or its Board of Directors or Trustees, as applicable. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Company and the Target Company as specifically authorized by their [Board of Trustees and Board of Directors, respectively,] [respective Board of Trustees] provided, however, that, following the meeting of the Target Fund shareholders called by the Target Company pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such Target Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Acquiring Company Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Company personally, but shall bind only the property of the Acquiring Fund, as provided in the Acquiring Company’s declaration of trust and bylaws. Moreover, no series of the Acquiring Company other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Company on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Company, acting as such. Neither the authorization by such Board of Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Company as provided in the Acquiring Company’s declaration of trust.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer, or to the Acquiring Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

[BLACKROCK BOND FUND, INC., ON BEHALF OF ITS SERIES, BLACKROCK HIGH INCOME FUND] [MANAGED ACCOUNT SERIES, ON BEHALF OF ITS SERIES, HIGH INCOME PORTFOLIO]

By:
Name:
Title:

BLACKROCK FUNDS II, ON BEHALF OF ITS SERIES, BLACKROCK HIGH YIELD BOND PORTFOLIO

By:
Name:
Title:

BLACKROCK BOND FUND, INC.

BlackRock High Income Fund

MANAGED ACCOUNT SERIES

High income Portfolio

BLACKROCK FUNDS II

BlackRock High Yield Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2011

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of the BlackRock High Income Fund (the “High Income Fund”), a series of BlackRock Bond Fund, Inc. (the “Corporation”), and the High Income Portfolio (the “MAS: High Income Portfolio” and together with the High Income Fund, the “Target Funds” and each, a “Target Fund”), a series of Managed Account Series (the “Series”), into the BlackRock High Yield Bond Portfolio (the “High Yield Portfolio” or the “Acquiring Fund” and together with the Target Funds, the “Funds”), a series of the BlackRock Funds II (the “Acquiring Trust”).

This SAI contains information that may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated [            ], 2011 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of the assets of the relevant Target Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. Each Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to the Acquiring Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, or by calling (800) 441-7762.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

*	The accompanying notes are an integral part of the pro forma condensed combined financial statements and schedule.

ADDITIONAL INFORMATION ABOUT

THE HIGH INCOME FUND, THE MAS: HIGH INCOME PORTFOLIO AND THE HIGH YIELD PORTFOLIO

For the High Income Fund: Incorporates by reference the Annual Report to Shareholders for the fiscal year ended September 30, 2010, filed December 7, 2010 (SEC Accession No. 0000900092-10-001226), as filed with the Securities and Exchange Commission (the “SEC”).

For the MAS: High Income Portfolio: Incorporates by reference each of the Annual Report to Shareholders for the fiscal year ended April 30, 2010, filed July 8, 2010 (SEC Accession No. 0000900092-10-000452), as filed with the SEC, and the Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2010, filed January 6, 2011 (SEC Accession No. 0000900092-11-000034), as filed with the SEC.

For the High Yield Portfolio: Incorporates by reference the Statement of Additional Information included in the Registration Statement on Form N-1A of the High Yield Portfolio dated January 28, 2010 as supplemented (SEC Accession No. 0001193125-11-017534); and the Annual Report for the fiscal year ended September 30, 2010, filed December 2, 2010 (SEC Accession No. 0001193125-10-272918) as filed with the SEC.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the High Income Fund for the fiscal year ended September 30, 2010, (ii) the Annual Report to Shareholders of the MAS: High Income Portfolio for the fiscal year ended April 30, 2010, (iii) the Semi-Annual Report to Shareholders of the MAS: High Income Portfolio for the fiscal period ended October 31, 2010 and (iv) the Annual Report to Shareholders of the High Yield Portfolio for the fiscal year ended September 30, 2010, each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Funds. The financial statements therein, and, in the case of the Annual Reports, the reports of independent registered public accountants therein, are incorporated herein by reference.

Pro forma condensed combined financial statements of the High Income Fund, the MAS: High Income Portfolio and the High Yield Portfolio are provided on the following pages.

The unaudited pro forma condensed combined schedule of investments and pro forma condensed combined statement of assets and liabilities reflect financial positions as if the Reorganization occurred on September 30, 2010. The unaudited pro forma condensed combined statement of operations reflects expenses for the twelve months ended September 30, 2010. The pro forma condensed combined financial statements give effect to the proposed exchange of assets of each Target Fund in consideration for the assumption of certain stated liabilities of each Target Fund and shares of the Acquiring Fund, with the Acquiring Fund being the surviving entity in each case. Each proposed Reorganization will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. The portfolio managers of the Acquiring Fund have reviewed the portfolio holdings of each Target Fund and do not anticipate disposing of or requesting the disposition of any material portion of the holdings of either Target Fund, in preparation for, or as a result of, the applicable Reorganization. Consequently, no material transaction costs in restructuring the portfolio holdings of the Combined Fund are anticipated to be incurred in connection with any Reorganization. The portfolio managers will, however, need to evaulate the portfolio of the Combined Fund on a continuing basis and the foregoing statement is not intended to be a representation that portfolio holdings of each Target Fund or the Acquiring Fund will not be disposed of in the future.

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

	MAS: High Income Portfolio		High Income Fund		High Yield Portfolio		Pro Forma Combined Fund
Common Stocks	Shares	Value	Shares	Value	Shares	Value	Shares Adjustments (v)	Value
Airlines - 0.1%
Air Lease Corp. (a)	—	$—	—	$—	118,000	$2,360,000	118,000	$2,360,000
Delta Air Lines, Inc. (a)	—	—	—	—	553	6,437	553	6,437

		—		—		2,366,437		2,366,437

Auto Components - 1.4%
Delphi Corp. - Class B	—	—	—	—	3,504	52,212,580	3,504	52,212,580

Building Products - 0.1%
Armstrong World Industries, Inc. (a)	—	—	—	—	331	13,740	331	13,740
Masonite Worldwide Holdings (a)	—	—	77,021	2,849,777	54,226	2,006,362	131,247	4,856,139
Nortek, Inc. (a)	490	19,600	4,680	187,200	7,104	284,160	12,274	490,960

		19,600		3,036,977		2,304,262		5,360,839

Capital Markets - 0.1%
E*TRADE Financial Corp. (a)	—	—	—	—	276,100	4,014,494	276,100	4,014,494
Freedom Pay, Inc. (a)	—	—	—	—	314,534	3,145	314,534	3,145

		—		—		4,017,639		4,017,639

Chemicals - 0.2%
LyondellBasell Industries NV - Class A (a)	1,929	46,103	24,725	590,927	57,619	1,377,094	84,273	2,014,124
LyondellBasell Industries NV - Class B (a)	6,160	146,916	80,237	1,913,652	173,174	4,130,200	259,571	6,190,768
Wellman Holdings, Inc. (a)	—	—	—	—	4,035	202	4,035	202

		193,019		2,504,579		5,507,496		8,205,094

Communications Equipment - 0.2%
Loral Space & Communications, Inc. (a)	—	—	51,986	2,713,669	71,419	3,728,072	123,405	6,441,741

Diversified Financial Services - 0.0%
Adelphia Recovery Trust, Series ACC-1 INT (a)	—	—	—	—	1,108,793	29,937	1,108,793	29,937
Adelphia Recovery Trust, Series ACC-4 INT (a)	—	—	31,980,466	127,922	2,414,212	9,657	34,394,678	137,579
Adelphia Recovery Trust, Series Arahova INT (a)	—	—	—	—	242,876	53,433	242,876	53,433
Adelphia Recovery Trust, Series Frontiervision INT (a)	—	—	—	—	131,748	11,475	131,748	11,475

		—		127,922		104,502		232,424

Electrical Equipment - 0.0%
Medis Technologies Ltd. (a)	—	—	852,625	27,284	—	—	852,625	27,284
SunPower Corp. - Class B (a)	291	4,033	2,142	29,688	1,523	21,109	3,956	54,830

		4,033		56,972		21,109		82,114

Health Care Equipment & Supplies - 0.1%
Beckman Coulter, Inc.	—	—	13,500	658,665	40,000	1,951,600	53,500	2,610,265

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

	MAS: High Income Portfolio		High Income Fund		High Yield Portfolio		Pro Forma Combined Fund
Common Stocks	Shares	Value	Shares	Value	Shares	Value	Shares Adjustments (v)	Value
Hotels, Restaurants & Leisure - 0.0%
Buffets Restaurants Holdings, Inc. (a)	172	$396	3,546	$8,156	3,785	$8,705	7,503	$17,257

Household Durables - 0.1%
Beazer Homes USA, Inc. (a)	—	—	—	—	598,977	2,473,775	598,977	2,473,775

Machinery - 0.1%
Accuride Corp. (a)	46,695	51,364	—	—	685,179	753,697	731,874	805,061
Navistar International Corp. (a)	—	—	27,600	1,204,464	65,475	2,857,329	93,075	4,061,793
Reunion Industries, Inc. (a)	—	—	—	—	8,341	1,251	8,341	1,251

		51,364		1,204,464		3,612,277		4,868,105

Media - 0.2%
Charter Communications, Inc. - Class A (a)	—	—	—	—	148,343	4,821,148	148,343	4,821,148
HMH Holdings	—	—	—	—	541,811	2,709,055	541,811	2,709,055

		—		—		7,530,203		7,530,203

Multiline Retail - 0.0%
Lazydays RV Center, Inc. (a)	—	—	—	—	30,760	157,184	30,760	157,184

Paper & Forest Products - 0.1%
Ainsworth Lumber Co. Ltd. (a)	43,685	105,296	601,773	1,450,478	283,443	683,194	928,901	2,238,968
Ainsworth Lumber Co. Ltd. (a)(b)	50,148	120,874	691,101	1,665,789	321,575	775,105	1,062,824	2,561,768
Western Forest Products, Inc. (a)	—	—	330,542	101,196	83,810	25,659	414,352	126,855
Western Forest Products, Inc. (a)(b)	—	—	1,280,355	391,983	301,922	92,434	1,582,277	484,417

		226,170		3,609,446		1,576,392		5,412,008

Pharmaceuticals - 0.0%
Curative Health Services, Inc., Escrow Stock (a)(c)	—	—	—	—	570,169	114,718	570,169	114,718

Real Estate Investment Trusts (REITs) - 0.0%
Maguire Properties, Inc.	—	—	—	—	99,324	1,056,807	99,324	1,056,807

Software - 0.2%
HMH Holdings/EduMedia (a)	26,653	133,266	350,136	1,750,680	—	—	376,789	1,883,946
Spansion Inc. - Class A (a)	—	—	34,000	508,980	108,500	1,624,245	142,500	2,133,225
TiVo, Inc. (a)	—	—	—	—	274,725	2,489,009	274,725	2,489,009

		133,266		2,259,660		4,113,254		6,506,180

Specialty Retail - 0.1%
Dollar Thrifty Automotive Group, Inc.	—	—	—	—	80,500	4,036,270	80,500	4,036,270

Wireless Telecommunication Services - 0.2%
FiberTower Corp. (a)	26,789	113,585	396,744	1,682,195	993,774	4,213,601	1,417,307	6,009,381

Total Common Stocks - 3.2%		741,433		17,862,705		101,106,883		119,711,021

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Advertising - 0.9%
Affinion Group, Inc.: 10.13%, 10/15/13	USD	335,000	$344,212	USD	5,690	$5,846,475	USD	7,071	$7,265,452	USD	347,761	$13,456,139
10.13%, 10/15/13		330,000	338,250		—	—		11,260	11,541,500		341,260	11,879,750
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		175,000	187,250		2,195	2,348,650		4,548	4,866,360		181,743	7,402,260

			869,712			8,195,125			23,673,312			32,738,149

Aerospace & Defense - 1.6%
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		180,000	190,800		2,320	2,459,200		4,960	5,257,600		187,280	7,907,600
Sequa Corp.:
11.75%, 12/01/15 (b)		120,000	126,600		4,080	4,304,400		8,990	9,484,450		133,070	13,915,450
13.50%, 12/01/15 (b)(d)		1,261,722	1,350,043		8,527	9,123,554		25,625	27,546,407		1,295,874	38,020,004

			1,667,443			15,887,154			42,288,457			59,843,054

Airlines - 2.0%
Air Canada					—	—		—	—
9.25%, 8/01/15 (b)		350	353,500		3,730	3,767,300		10,000	10,100,000		14,080	14,220,800
12.00%, 2/01/16 (b)		40	38,400		—	—		—	—		40	38,400
Continental Airlines, Inc., Series 1999-1B, 6.80%, 8/02/18		—	—		—	—		1,002	964,190		1,002	964,190
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		200	213,519		2,423	2,592,726		5,321	5,693,830		7,944	8,500,075
Delta Air Lines, Inc., Escrow Bonds: 0.00%, 12/31/49 (a)(c)(e)		—	—		—	—		4,070	71,225		4,070	71,225
0.00%, 12/31/49 (a)(c)(e)		—	—		—	—		4,300	75,250		4,300	75,250
National Air Cargo Group, Inc.: 12.38%, 8/16/15		—	—		—	—		7,435	7,435,000		7,435	7,435,000
12.38%, 8/16/15		—	—		—	—		7,435	7,435,000		7,435	7,435,000
12.38%, 9/02/15 (f)		255	255,000		2,945	2,945,000		—	—		3,200	3,200,000
12.38%, 10/08/15		255	255,000		2,945	2,945,000		—	—		3,200	3,200,000
Sealed Air Corp., 7.88%, 6/15/17 (b)		285	308,763		3,200	3,466,813		6,445	6,982,378		9,930	10,757,954
United Air Lines, Inc., 12.75%, 7/15/12		297	333,043		3,866	4,329,562		12,440	13,932,307		16,603	18,594,912

			1,757,225			20,046,401			52,689,180			74,492,806

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Auto Components - 0.7%
Allison Transmission, Inc.: 11.00%, 11/01/15 (b)	USD	130	$141,050	USD	1,620	$1,757,700	USD	3,366	$3,652,110	USD	5,116	$5,550,860
11.25%, 11/01/15 (b)(d)		63	68,355		—	—		1,794	1,945,947		1,857	2,014,302
Delphi Corp., 12.00%, 10/06/14		18	17,223		321	314,161		667	653,723		1,006	985,107
Lear Corp., Escrow Bonds: 8.50%, 12/01/13 (a)(c)(e)		—	—		—	—		5,255	65,687		5,255	65,687
5.75%, 8/01/14 (a)(c)(e)		—	—		—	—		5,495	68,687		5,495	68,687
Stanadyne Corp.: 10.00%, 8/15/14		—	—		—	—		1,955	1,847,475		1,955	1,847,475
12.00%, 2/15/15 (g)		—	—		—	—		4,595	3,790,875		4,595	3,790,875
The Goodyear Tire & Rubber Co.: 8.25%, 8/15/20		150	157,875		1,710	1,799,775		4,000	4,210,000		5,860	6,167,650
8.75%, 8/15/20		90	96,300		1,380	1,476,600		2,340	2,503,800		3,810	4,076,700

			480,803			5,348,236			18,738,304			24,567,343

Beverages - 0.1%
Cott Beverages USA, Inc., 8.13%, 9/01/18 (b)		86	91,052		1,032	1,092,630		2,443	2,586,526		3,561	3,770,208

Building Products - 1.6%
Associated Materials LLC/Associated Materials Finance, Inc., 9.88%, 11/15/16		160	193,600		1,400	1,694,000		3,725	4,507,250		5,285	6,394,850
Building Materials Corp. of America: 6.88%, 8/15/18 (b)		175	171,937		2,070	2,033,775		4,865	4,779,863		7,110	6,985,575
7.00%, 2/15/20 (b)		140	143,500		1,660	1,701,500		3,490	3,577,250		5,290	5,422,250
Nortek, Inc., 11.00%, 12/01/13		532	565,438		3,611	3,836,474		9,016	9,579,047		13,159	13,980,959
Ply Gem Industries, Inc., 11.75%, 6/15/13		415	444,050		3,985	4,263,950		11,678	12,495,460		16,078	17,203,460
Ryland Group, Inc., 6.63%, 5/01/20		280	270,900		3,255	3,149,212		7,540	7,294,950		11,075	10,715,062

			1,789,425			16,678,911			42,233,820			60,702,156

Capital Markets - 0.3%
American Capital Ltd., 8.96%, 12/31/13		140	143,139		1,500	1,533,630		3,770	3,854,523		5,410	5,531,292
E*TRADE Financial Corp.: 12.49%, 8/31/19 (b)(h)(i)		—	—		831	1,168,594		589	828,281		1,420	1,996,875
Series A, 12.49%, 8/31/19 (h)(i)		254	357,188		26	36,562		48	67,500		328	461,250
Lehman Brothers Holdings, Inc.: 0.00%, 9/26/10 (a)(e)(j)		—	—		—	—		5,500	1,189,375		5,500	1,189,375
8.50%, 8/01/15 (a)(e)(j)		—	—		—	—		5,675	1,255,594		5,675	1,255,594
MU Finance Plc, 8.75%, 02/01/17 (b)		104	157,655		1,007	1,526,525		—	—		1,111	1,684,180

			657,982			4,265,311			7,195,273			12,118,566

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Chemicals - 3.1%
American Pacific Corp., 9.00%, 2/01/15	USD	180	$178,650	USD	3,100	$3,076,750	USD	3,250	$3,225,625	USD	6,530	$6,481,025
Celanese US Holdings LLC, 6.63%, 10/15/18 (b)		180	184,050		1,900	1,942,750		4,750	4,856,875		6,830	6,983,675
CF Industries, Inc.: 6.88%, 5/01/18		185	199,106		2,440	2,626,050		5,410	5,822,513		8,035	8,647,669
7.13%, 5/01/20		235	257,031		1,255	1,372,656		6,545	7,158,594		8,035	8,788,281
Chemtura Corp., 7.88%, 9/01/18 (b)		175	182,875		1,865	1,948,925		4,575	4,780,875		6,615	6,912,675
CPG International I, Inc., 10.50%, 7/01/13		—	—		—	—		2,450	2,474,500		2,450	2,474,500
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		60	62,850		715	748,962		1,495	1,566,013		2,270	2,377,825
Huntsman International LLC: 6.88%, 11/15/13 (b)	EUR	—	—	EUR	1,245	1,743,923	EUR	2,690	3,767,995	EUR	3,935	5,511,918
8.63%, 3/15/20	USD	90	82,800	USD	1,005	1,040,175	USD	2,135	2,209,725	USD	3,230	3,332,700
8.63%, 3/15/21 (b)		90	93,150		930	962,550		2,250	2,328,750		3,270	3,384,450
Ineos Finance Plc, 9.00%, 5/15/15 (b)		135	140,906		1,700	1,774,375		3,960	4,133,250		5,795	6,048,531
MacDermid, Inc., 9.50%, 4/15/17 (b)		260	271,700		2,460	2,570,700		3,975	4,153,875		6,695	6,996,275
Momentive Performance Materials, Inc., 9.75%, 12/01/14 (j)		200	205,000		2,360	2,419,000		7,205	7,385,125		9,765	10,009,125
Nalco Co., 8.25%, 5/15/17		210	232,050		2,000	2,210,000		4,620	5,105,100		6,830	7,547,150
NOVA Chemicals Corp., 8.63%, 11/01/19		220	233,475		2,500	2,653,125		5,390	5,720,137		8,110	8,606,737
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		185	199,337		1,893	2,039,707		4,925	5,306,687		7,003	7,545,731
PolyOne Corp., 7.38%, 9/15/20		80	82,500		840	866,250		2,020	2,083,125		2,940	3,031,875
Rhodia SA, 6.88%, 9/15/20 (b)		200	204,000		715	729,300		2,655	2,708,100		3,570	3,641,400
Solutia, Inc., 8.75%, 11/01/17		75	81,938		965	1,054,262		—	—		1,040	1,136,200
TPC Group LLC, 8.25%, 10/01/17 (b)(f)		125	128,125		1,225	1,255,625		3,405	3,490,125		4,755	4,873,875
Wellman Holdings, Inc., 12.00%, 2/15/19 (b)		—	—		—	—		2,690	2,340,300		2,690	2,340,300

			3,019,543			33,035,085			80,617,289			116,671,917

Commercial Banks - 0.5%
Glitnir Banki HF: 3.00%, 6/30/10 (a)(e)(j)	EUR	130	50,508	EUR	1,690	656,610	EUR	3,745	1,455,033	EUR	5,565	2,162,151
0.00%, 7/27/10 (a)(e)(j)		150	58,279		1,700	660,496		3,600	1,398,697		5,450	2,117,472
4.38%, 8/05/10 (a)(e)(j)		50	19,426		220	85,476		510	198,149		780	303,051
0.00%, 4/20/11 (a)(b)(e)(j)	USD	65	19,825	USD	507	154,635	USD	1,091	332,755	USD	1,663	507,215
6.38%, 9/25/12 (a)(b)(e)(j)		335	102,175		3,050	930,250		6,590	2,009,950		9,975	3,042,375

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Commercial Banks (concluded)
HBOS Plc: 1.05%, 3/29/16 (j)	EUR	—	$—	EUR	—	$—	EUR	500	$595,828	EUR	500	$595,828
1.19%, 9/01/16 (j)		60	71,259		705	837,296		2,935	3,485,766		3,700	4,394,321
1.08%, 3/21/17 (j)		—	—		345	395,664		765	877,342		1,110	1,273,006
HSH Nordbank AG: 1.20%, 2/14/17 (j)		—	—		250	240,316		500	480,633		750	720,949
4.38%, 2/14/17 (j)		—	—		1,500	1,561,336		3,250	3,382,895		4,750	4,944,231

			321,472			5,522,079			14,217,048			20,060,599

Commercial Services & Supplies - 1.5%
Aleris International, Inc.: 9.00%, 12/15/14 (a)(e)(j)	USD	495	1,237	USD	2,135	5,337	USD	2,450	6,125	USD	5,080	12,699
10.00%, 12/15/16 (a)(e)(j)		425	191		4,700	2,115		5,755	2,590		10,880	4,896
ARAMARK Corp., 3.9656%, 02/01/15 (j)		300	273,375		—	—		—	—		300	273,375
DynCorp International, Inc., 10.38%, 7/01/17 (b)		45	44,775		550	552,225		2,380	2,368,100		2,975	2,965,100
Harland Clarke Holdings Corp.: 6.00%, 5/15/15 (j)		60	50,400		980	823,200		1,120	940,800		2,160	1,814,400
9.50%, 5/15/15		70	66,325		1,180	1,118,050		1,360	1,288,600		2,610	2,472,975
Interactive Data Corp., 10.25%, 8/01/18 (b)		345	369,150		4,010	4,290,700		9,225	9,870,750		13,580	14,530,600
Mobile Services Group, 9.75%, 8/01/14		300	313,500		2,750	2,873,750		2,750	2,873,750		5,800	6,061,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18 (b)(n)		535	572,450		6,000	6,420,000		14,590	15,611,300		21,125	22,603,750
Reddy Ice Corp., 11.25%, 3/15/15		150	153,375		1,880	1,922,300		4,080	4,171,800		6,110	6,247,475

			1,844,778			18,007,677			37,133,815			56,986,270

Construction Materials - 0.2%
ESCO Corp.: 4.17%, 12/15/13 (b)(j)		—	—		1,110	1,015,650		1,110	1,015,650		2,220	2,031,300
8.63%, 12/15/13 (b)		115	117,875		1,560	1,599,000		2,900	2,972,500		4,575	4,689,375

			117,875			2,614,650			3,988,150			6,720,675

Consumer Finance - 0.3%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		200	210,000		1,810	1,900,500		8,015	8,415,750		10,025	10,526,250

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Containers & Packaging - 3.2%
Ball Corp.: 7.38%, 9/01/19	USD	60	$65,250	USD	300	$326,250	USD	1,235	$1,343,063	USD	1,595	$1,734,563
6.75%, 9/15/20		165	174,900		200	2,120,000		4,200	4,452,000		4,565	6,746,900
Berry Plastics Corp.: 8.88%, 9/15/14		520	505,700		7,450	7,245,125		13,310	12,943,975		21,280	20,694,800
8.88%, 9/15/14		305	295,087		3,680	3,560,400		7,480	7,236,900		11,465	11,092,387
8.25%, 11/15/15		45	46,350		590	607,700		3,585	3,692,550		4,220	4,346,600
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17		435	469,800		3,480	3,758,400		4,450	4,806,000		8,365	9,034,200
Crown European Holdings SA, 7.13%, 8/15/18 (b)		80	114,513		1,560	2,233,007		3,145	4,501,799		4,785	6,849,319
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/01/18 (b)		95	96,544		980	995,925		2,435	2,474,569		3,510	3,567,038
Graphic Packaging International, Inc.: 9.50%, 6/15/17		440	468,600		3,425	3,647,625		8,050	8,573,250		11,915	12,689,475
7.88%, 10/01/18		150	154,125		1,545	1,587,487		3,850	3,955,875		5,545	5,697,487
Greif, Inc., 7.75%, 8/01/19		105	113,531		1,155	1,248,844		2,410	2,605,813		3,670	3,968,188
Impress Holdings BV, 3.65%, 9/15/13 (b)(j)		200	199,000		1,770	1,761,150		4,565	4,542,175		6,535	6,502,325
Owens-Brockway Glass Container, Inc.: 6.75%, 12/01/14	EUR	120	167,680	EUR	1,015	1,418,293	EUR	1,595	2,228,747	EUR	2,730	3,814,720
7.38%, 5/15/16	USD	195	209,869	USD	1,890	2,034,112	USD	4,725	5,085,281	USD	6,810	7,329,262
Pregis Corp., 12.38%, 10/15/13		260	261,300		4,485	4,507,425		7,295	7,331,475		12,040	12,100,200
Rock-Tenn Co., 9.25%, 3/15/16		65	71,337		740	812,150		1,810	1,986,475		2,615	2,869,962

			3,413,586			37,863,893			77,759,947			119,037,426

Diversified Financial Services - 11.4%
AES Ironwood LLC, 8.86%, 11/30/25		—	—		—	—		3,269	3,358,652		3,269	3,358,652
AES Red Oak LLC: Series A, 8.54%, 11/30/19		—	—		—	—		2,265	2,327,196		2,265	2,327,196
Series B, 9.20%, 11/30/29		—	—		—	—		2,085	2,090,213		2,085	2,090,213
Ally Financial, Inc.:
5.38%, 6/06/11	EUR	—	—	EUR	—	—	EUR	2,397	3,284,054	EUR	2,397	3,284,054
7.50%, 12/31/13	USD	—	—	USD	210	223,125	USD	200	212,500	USD	410	435,625
2.50%, 12/01/14 (j)		395	353,153		3,561	3,183,737		8,615	7,702,301		12,571	11,239,191
8.30%, 2/12/15 (b)		—	—		—	—		11,350	12,371,500		11,350	12,371,500

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Diversified Financial Services (continued)
8.00%, 3/15/20 (b)	USD	920	$1,005,100	USD	7,803	$8,524,777	USD	20,662	$22,573,235	USD	29,385	$32,103,112
7.50%, 9/15/20 (b)		640	681,600		7,450	7,934,250		16,950	18,051,750		25,040	26,667,600
BMS Holdings, Inc., 8.59%, 2/15/12 (b)(d)		159	3,181		2,497	49,931		2,788	55,754		5,444	108,866
APP Finance II Mauritius Ltd., 12%, 01/00/00 (a)(e)(k)		—	—		21,000	2,100		—	—		21,000	2,100
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/13 (l)		—	—		—	—		—	1		—	1
10.25%, 5/01/15		—	—		—	—		133	137,310		133	137,310
10.25%, 5/01/17 (l)		—	—		—	—		—	1		—	1
CIT Group, Inc.:
7.00%, 5/01/13		—	—		—	—		4	4,004		4	4,004
7.00%, 5/01/16		1,019	1,003,232		13,758	13,551,702		27,541	27,127,961		42,318	41,682,895
7.00%, 5/01/17 (m)		2,075	2,030,824		15,046	14,726,569		57,164	55,948,783		74,285	72,706,176
Duloxetine Royalty, 13.00%, 10/15/13		—	—		—	—		300	291,000		300	291,000
Eagle-Picher, Inc., Escrow Bonds, 9.75%, 9/01/13 (a)(c)(e)(k)		—	—		—	—		3,285	—		3,285	—
FCE Bank Plc:
7.13%, 1/15/13	EUR	350	496,224	EUR	1,250	1,772,228	EUR	950	1,346,893	EUR	2,550	3,615,345
9.38%, 1/17/14		—	—		700	1,061,633		1,350	2,047,434		2,050	3,109,067
Ford Motor Credit Co. LLC:
8.00%, 12/15/16	USD	—	—	USD	1,210	1,367,749	USD	1,950	2,204,223	USD	3,160	3,571,972
6.63%, 8/15/17		450	479,446		4,100	4,368,288		9,400	10,015,098		13,950	14,862,832
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
9.75%, 11/15/14		275	286,000		3,350	3,484,000		7,230	7,519,200		10,855	11,289,200
8.88%, 2/01/18		175	171,500		1,300	1,274,000		5,740	5,625,200		7,215	7,070,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18 (n)		1,625	1,633,125		8,995	9,039,975		33,930	34,099,650		44,550	44,772,750
iPayment Investors LP, 11.63%, 7/15/14 (b)(d)		—	—		591	511,238		5,393	4,665,108		5,984	5,176,346
KKR Group Finance Co., 6.38%, 9/29/20 (b)		240	245,111		2,545	2,599,198		6,545	6,684,382		9,330	9,528,691
Leucadia National Corp.:
8.13%, 9/15/15 (n)		475	510,625		5,200	5,590,000		7,575	8,143,125		13,250	14,243,750
7.13%, 3/15/17		180	180,450		—	—		2,430	2,436,075		2,610	2,616,525

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Diversified Financial Services (concluded)
Marsico Parent Co. LLC, 10.63%, 1/15/16 (b)	USD	—	$—	USD	—	$—	USD	5,633	$2,140,540	USD	5,633	$2,140,540
Marsico Parent Holdco LLC, 12.50%, 7/15/16 (b)(d)		—	—		—	—		2,481	279,110		2,481	279,110
Marsico Parent Superholdco LLC, 14.50%, 1/15/18 (b)(d)		—	—		—	—		1,631	150,898		1,631	150,898
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	—	—	GBP	—	—	GBP	2,129	3,227,378	GBP	2,129	3,227,378
Pinafore LLC/Pinafore, Inc., 9.00%, 10/01/18 (b)	USD	180	189,000	USD	1,660	1,743,000	USD	5,040	5,292,000	USD	6,880	7,224,000
QHP Pharma, 10.25%, 3/15/15 (b)		199	203,213		2,314	2,365,707		4,966	5,076,493		7,479	7,645,413
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.75%, 10/15/16 (b)		300	305,250		3,415	3,474,763		8,180	8,323,150		11,895	12,103,163
7.75%, 10/15/16 (b)	EUR	150	207,555	EUR	1,650	2,283,107	EUR	3,550	4,912,138	EUR	5,350	7,402,800
7.75%, 10/15/16		100	138,370		1,035	1,432,130		2,140	2,961,120		3,275	4,531,620
8.00%, 12/15/16		215	275,513		2,885	3,697,004		6,072	7,781,007		9,172	11,753,524
8.50%, 5/15/18 (b)	USD	190	185,725	USD	2,265	2,214,037	USD	5,505	5,381,137	USD	7,960	7,780,899
Smurfit Kappa Acquisitions:
7.25%, 11/15/17 (b)	EUR	185	262,290	EUR	1,184	1,678,654	EUR	2,892	4,100,226	EUR	4,261	6,041,170
7.75%, 11/15/19 (b)		180	256,428		1,714	2,441,762		3,979	5,668,478		5,873	8,366,668
Southern Star Central Corp., 6.75%, 3/01/16 (b)	USD	180	181,800	USD	2,090	2,110,900	USD	2,925	2,954,250	USD	5,195	5,246,950
UPCB Finance Ltd., 7.63%, 1/15/20 (b)	EUR	80	113,832	EUR	1,021	1,452,775	EUR	2,680	3,813,357	EUR	3,781	5,379,964
Ziggo Bonds Co. BV, 8.00%, 5/15/18 (b)	USD	145	208,049	USD	1,426	2,046,057	USD	3,771	5,410,717	USD	5,342	7,664,823

			11,606,596			106,204,396			307,794,602			425,605,594

Diversified Telecommunication Services - 5.6%
Asia Global Crossing Ltd., 13.38%, 10/15/10 (a)(e)		—	—		—	—		1,627	2,034		1,627	2,034
Broadview Networks Holdings, Inc., 11.38%, 09/01/12		495	485,100		5,230	5,125,400		7,135	6,992,300		12,860	12,602,800
Clearwire Communications LLC/Clearwire
Finance, Inc., 12.00%, 12/01/15 (b)		60	64,650		580	624,950		1,470	1,583,925		2,110	2,273,525

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Diversified Telecommunication Services (continued)
Digicel Group Ltd.:
8.88%, 1/15/15 (b)	USD	—	$—	USD	2,680	$2,733,600	USD	8,155	$8,318,100	USD	10,835	$11,051,700
9.13%, 1/15/15 (b)(d)		170	173,613		3,160	3,227,150		5,321	5,434,071		8,651	8,834,834
10.50%, 4/15/18 (b)		200	219,500		2,200	2,414,500		4,600	5,048,500		7,000	7,682,500
Digicel Ltd., 8.25%, 9/01/17 (b)		465	488,250		2,070	2,173,500		6,910	7,255,500		9,445	9,917,250
Frontier Communications Corp.:
7.88%, 4/15/15		80	86,400		1,165	1,258,200		2,580	2,786,400		3,825	4,131,000
8.25%, 4/15/17		106	115,937		645	705,469		1,927	2,107,656		2,678	2,929,062
8.50%, 4/15/20		130	143,487		1,300	1,434,875		2,775	3,062,906		4,205	4,641,268
GeoEye, Inc., 9.63%, 10/01/15		50	54,562		710	774,787		1,510	1,647,788		2,270	2,477,137
Intelsat Corp., 9.25%, 6/15/16		240	255,900		3,390	3,614,587		5,930	6,322,863		9,560	10,193,350
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		245	246,225		2,560	2,572,800		6,445	6,477,225		9,250	9,296,250
Intelsat Subsidiary Holding Co. SA, 8.88%, 1/15/15 (b)		—	—		—	—		2,260	2,327,800		2,260	2,327,800
ITC Deltacom, Inc., 10.50%, 4/01/16		180	182,925		2,600	2,642,250		5,870	5,965,387		8,650	8,790,562
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		100	106,250		190	201,875		1,430	1,519,375		1,720	1,827,500
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		100	96,750		1,385	1,339,988		1,440	1,393,200		2,925	2,829,938
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)		196	186,323		3,928	3,456,724		10,499	9,973,611		14,623	13,616,658
Qwest Communications International, Inc.:
7.50%, 2/15/14		—	—		—	—		3,296	3,361,920		3,296	3,361,920
Series B, 7.50%, 2/15/14		—	—		—	—		6,461	6,590,220		6,461	6,590,220
7.50%, 10/01/14		125	141,250		935	1,056,550		—	—		1,060	1,197,800
8.00%, 10/01/15		200	216,500		2,500	2,706,250		5,380	5,823,850		8,080	8,746,600
Qwest Corp., 7.50%, 6/15/23		—	—		—	—		709	712,545		709	712,545
Sprint Capital Corp., 6.88%, 11/15/28 (n)		655	599,325		7,606	6,959,490		19,160	17,531,400		27,421	25,090,215
TW Telecom Holdings, Inc., 8.00%, 3/01/18		120	125,700		1,720	1,801,700		3,920	4,106,200		5,760	6,033,600
West Corp.:
9.50%, 10/15/14		—	—		—	—		3,615	3,782,194		3,615	3,782,194
11.00%, 10/15/16		420	446,250		1,588	1,687,250		7,810	8,298,125		9,818	10,431,625
8.63%, 10/01/18 (b)		—	—		1,740	1,740,000		4,740	4,834,800		6,480	6,574,800
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)		600	635,250		—	—		7,890	8,353,537		8,490	8,988,787
Windstream Corp., 7.88%, 11/01/17		350	364,875		2,680	2,793,900		8,235	8,584,987		11,265	11,743,762

			5,435,022			53,045,795			150,198,419			208,679,236

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Electric Utilities - 1.8%
Elwood Energy LLC, 8.16%, 7/05/26	USD	108	$101,154	USD	1,229	$1,156,050	USD	3,790	$3,562,945	USD	5,127	$4,820,149
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		875	868,665		9,760	9,689,338		31,620	31,391,071		42,255	41,949,074
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20 (b)		53	52,598		—	—		1,931	1,916,353		1,984	1,968,951
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (b)		—	—		—	—		373	356,311		373	356,311
Ipalco Enterprises, Inc.:
8.63%, 11/14/11		150	158,062		1,500	1,580,625		1,960	2,065,350		3,610	3,804,037
7.25%, 4/01/16 (b)		305	327,875		3,640	3,913,000		2,410	2,590,750		6,355	6,831,625
Mirant America Corp., Escrow Bonds, 0.00%, 7/15/49 (a)(b)(c)(e)(o)		—	—		—	—		3,270	—		3,270	—
Mirant Americas Generation LLC, Escrow Bonds, 0.00%, 12/31/49 (a)(c)(e)		—	—		—	—		1,215	—		1,215	—
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.88%, 6/01/16 (b)		215	234,887		2,400	2,622,000		5,145	5,620,913		7,760	8,477,800
Southern Energy, Inc., Escrow Bonds, 0.00%, 12/31/49 (a)(b)(c)(e)		—	—		—	—		1,880	—		1,880	—

			1,743,241			18,961,013			47,503,693			68,207,947

Energy Equipment & Services - 0.6%
Cie Generale de Geophysique-Veritas:
9.50%, 5/15/16		160	172,800		1,045	1,128,600		2,095	2,262,600		3,300	3,564,000
7.75%, 5/15/17		350	357,875		2,500	2,556,250		5,490	5,613,525		8,340	8,527,650
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		105	106,837		1,330	1,353,275		2,900	2,950,750		4,335	4,410,862
Pride International, Inc., 6.88%, 8/15/20		140	152,425		1,620	1,763,775		3,760	4,093,700		5,520	6,009,900

			789,937			6,801,900			14,920,575			22,512,412

Food Products - 0.4%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 09/29/17 (h)		—	—		3,100	3,038,000		—	—		3,100	3,038,000
AmeriQual Group LLC and AmeriQual Finance Corp., 9.50%, 4/01/12 (b)		125	122,500		2,310	2,263,800		625	612,500		3,060	2,998,800

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Food Products (concluded)
B&G Foods, Inc., 7.63%, 1/15/18	USD	80	$83,300	USD	960	$999,600	USD	2,370	$2,467,763	USD	3,410	$3,550,663
DGS International Finance Co., 10%, 06/01/07 (a)(b)(e)		—	—		20,000	2		—	—		20,000	2
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		110	126,500		1,310	1,506,500		3,262	3,751,300		4,682	5,384,300
TreeHouse Foods, Inc., 7.75%, 3/01/18		60	64,500		560	602,000		1,000	1,075,000		1,620	1,741,500

			396,800			8,409,902			7,906,563			16,713,265

Health Care Equipment & Supplies - 1.1%
DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14		765	831,937		4,605	5,007,937		17,435	18,960,563		22,805	24,800,437
Hologic, Inc., 2.00%, 12/15/37 (i)(p)		205	189,625		2,760	2,553,000		14,015	12,963,875		16,980	15,706,500

			1,021,562			7,560,937			31,924,438			40,506,937

Health Care Providers & Services - 3.2%
American Renal Holdings, 8.38%, 5/15/18 (b)		95	97,850		1,200	1,236,000		2,585	2,662,550		3,880	3,996,400
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)		315	336,262		1,930	2,060,275		6,480	6,917,400		8,725	9,313,937
HCA, Inc.:
8.50%, 4/15/19		1,235	1,377,025		1,370	1,527,550		13,675	15,247,625		16,280	18,152,200
7.88%, 2/15/20		490	535,937		—	—		15,765	17,242,969		16,255	17,778,906
7.25%, 9/15/20		215	230,050		2,550	2,728,500		17,460	18,682,200		20,225	21,640,750
Omnicare, Inc., 6.875%, 12/15/15		110	111,100		—	—		—	—		110	111,100
Tenet Healthcare Corp.:
9.00%, 5/01/15		362	393,675		4,814	5,235,225		13,859	15,071,663		19,035	20,700,563
10.00%, 5/01/18		312	356,460		1,084	1,238,470		12,724	14,537,170		14,120	16,132,100
8.88%, 7/01/19		188	207,505		2,299	2,537,521		8,765	9,674,369		11,252	12,419,395

			3,645,864			16,563,541			100,035,946			120,245,351

Health Care Technology - 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	768,900		6,660	7,758,900		17,145	19,973,925		24,465	28,501,725

Hotels, Restaurants & Leisure - 2.1%
Buffets Restaurants Holdings, Inc., Escrow
Bonds, 0.00%, 12/31/49 (a)(c)(e)		—	—		—	—		1,980	—		1,980	—
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		400	393,000		4,160	4,087,200		11,450	11,249,625		16,010	15,729,825
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	141	187,519	GBP	1,778	2,364,602	GBP	3,777	5,023,115	GBP	5,696	7,575,236

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(b)(e)	USD	130	$20	USD	225	$34	USD	2,115	$317	USD	2,470	$371
Harrah’s Operating Co., Inc., 10.00%, 12/15/18		300	239,625		—	—		9,670	7,723,913		9,970	7,963,538
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(e)		390	130,650		5,965	1,998,275		1,075	360,125		7,430	2,489,050
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)		120	115,800		1,500	1,447,500		3,230	3,116,950		4,850	4,680,250
MGM Resorts International:
13.00%, 11/15/13		—	—		—	—		2,410	2,831,750		2,410	2,831,750
10.38%, 5/15/14		640	712,000		1,850	2,058,125		7,000	7,787,500		9,490	10,557,625
Regal Entertainment Group, 9.13%, 8/15/18		110	115,363		1,310	1,373,863		3,070	3,219,663		4,490	4,708,889
Scientific Games International, Inc.:
8.13%, 9/15/18 (b)		65	66,300		—	—		1,735	1,769,700		1,800	1,836,000
9.25%, 6/15/19		—	—		—	—		185	196,563		185	196,563
Travelport LLC:
4.92%, 9/01/14 (j)		—	—		600	558,000		—	—		600	558,000
9.88%, 9/01/14		80	82,300		930	956,737		1,924	1,979,315		2,934	3,018,352
11.88%, 9/01/16		—	—		100	107,000		1,000	1,070,000		1,100	1,177,000
Travelport LLC/Travelport, Inc., 9.00%, 3/01/16 (b)		—	—		440	437,800		1,240	1,233,800		1,680	1,671,600
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(e)		485	218,250		8,165	3,674,250		14,355	6,459,750		23,005	10,352,250
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		206	130,604		2,578	1,634,452		3,414	2,164,476		6,198	3,929,532

			2,391,431			20,697,838			56,186,562			79,275,831

Household Durables - 2.5%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		45	41,512		1,355	1,249,987		2,910	2,684,475		4,310	3,975,974
12.00%, 10/15/17		485	557,750		200	2,300,000		13,050	15,007,500		13,735	17,865,250
9.13%, 6/15/18		570	533,662		4,580	4,288,025		16,400	15,354,500		21,550	20,176,187
Jarden Corp., Senior Subordinated Notes, 7.50%, 5/01/17		—	—		—	—		5,000	5,175,000		5,000	5,175,000
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		—	—		3,450	3,454,312		10,000	10,012,500		13,450	13,466,812

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Household Durables (concluded)
Pulte Group, Inc., 6.38%, 5/15/33	USD	30	$24,000	USD	300	$240,000	USD	660	$528,000	USD	990	$792,000
Standard Pacific Corp.:
9.25%, 4/15/12		—	—		580	585,800		1,253	1,265,530		1,833	1,851,330
6.25%, 4/01/14		—	—		2,375	2,288,906		4,965	4,785,019		7,340	7,073,925
7.00%, 8/15/15		125	119,687		—	—		3,255	3,116,663		3,380	3,236,350
10.75%, 9/15/16		495	539,550		3,845	4,191,050		8,045	8,769,050		12,385	13,499,650
8.38%, 5/15/18		300	300,000		785	785,000		4,615	4,615,000		5,700	5,700,000

			2,116,161			19,383,080			71,313,237			92,812,478

Independent Power Producers & Energy Traders - 1.4%
AES Corp./The, 8.75%, 05/15/13 (b)		84	85,260		147	149,205		—	—		231	234,465
Calpine Construction Finance Co. LP/CCFC
Finance Corp., 8.00%, 6/01/16 (b)		525	561,750		4,000	4,280,000		12,905	13,808,350		17,430	18,650,100
Infinis Plc, 9.125%, 12/15/14 (b)		105	173,191		1,205	1,987,574		2,510	4,140,091		3,820	6,300,856
NRG Energy, Inc.:
7.25%, 2/01/14		275	282,219		3,035	3,114,669		6,805	6,983,631		10,115	10,380,519
7.38%, 2/01/16		70	72,013		745	766,419		1,670	1,718,013		2,485	2,556,445
7.38%, 1/15/17		85	87,125		955	978,875		2,140	2,193,500		3,180	3,259,500
8.50%, 6/15/19		475	500,531		3,540	3,730,275		8,400	8,851,500		12,415	13,082,306

			1,762,089			15,007,017			37,695,085			54,464,191

Industrial Conglomerates - 0.2%
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(j)		135	124,200		—	—		2,155	1,982,600		2,290	2,106,800
Koppers, Inc., 7.88%, 12/01/19		160	166,800		1,825	1,902,562		3,950	4,117,875		5,935	6,187,237

			291,000			1,902,562			6,100,475			8,294,037

Insurance - 0.7%
American General Institutional Capital A, 7.57%, 12/01/45 (b)		—	—		2,985	2,805,900		6,275	5,898,500		9,260	8,704,400
Americo Life, Inc., 7.88%, 5/01/13 (b)		—	—		—	—		6,000	6,709,668		6,000	6,709,668
ING Verzekeringen NV, 6.38%, 5/07/27 (j)	EUR	—	—	EUR	2,000	2,535,649	EUR	4,000	5,071,298	EUR	6,000	7,606,947
USI Holdings Corp., 4.25%, 11/15/14 (b)(j)	USD	100	85,125	USD	1,530	1,302,412	USD	1,760	1,498,200	USD	3,390	2,885,737

			85,125			6,643,961			19,177,666			25,906,752

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
IT Services - 0.0%
SunGard Data Systems, Inc., 10.625%, 05/15/15	USD	100	$111,500	USD	—	$—		—	$—	USD	100	$111,500

Leisure Equipment & Products - 0.1%
Brunswick Corp., 11.25%, 11/01/16 (b)		—	—		1,660	1,913,150		2,628	3,028,770		4,288	4,941,920

Machinery - 1.9%
Accuride Corp., 7.50%, 2/26/20 (d)		5	11,871		—	—		72	174,206		77	186,077
Navistar International Corp.:
3.00%, 10/15/14 (i)		540	606,825		6,770	7,607,787		17,270	19,407,163		24,580	27,621,775
8.25%, 11/01/21		300	320,250		2,000	2,135,000		7,000	7,472,500		9,300	9,927,750
Oshkosh Corp., 8.25%, 3/01/17		370	397,750		3,170	3,407,750		8,055	8,659,125		11,595	12,464,625
Synventive Molding Solutions, 14.00%,07/14/11		—	—		—	—		500	40,000		500	40,000
Titan International, Inc.:
8.00%, 1/15/12 (b)		430	462,250		3,315	3,563,625		5,370	5,772,750		9,115	9,798,625
5.63%, 1/15/17 (b)(i)		90	132,750		1,050	1,548,750		2,180	3,215,500		3,320	4,897,000
7.88%, 10/01/17 (b)(f)		150	151,500		1,560	1,575,600		4,000	4,040,000		5,710	5,767,100

			2,083,196			19,838,512			48,781,244			70,702,952

Marine - 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (i)		600	546,000		9,770	8,890,700		19,748	17,970,680		30,118	27,407,380

Media - 7.0%
Adelphia Communications Corp., Escrow Bonds:
0.00%, 12/31/49 (a)(c)(e)		—	—		—	—		325	4,488		325	4,488
6.00%, 12/31/49 (a)(c)(e)					—	—		1,925	—
10.50%, 12/31/49 (a)(c)(e)		—	—		—	—		800	11,048		800	11,048
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		458	543,333		3,052	3,624,795		7,177	8,522,348		10,687	12,690,476
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.88%, 4/30/18 (b)		160	166,000		2,020	2,095,750		4,370	4,533,875		6,550	6,795,625
8.13%, 4/30/20 (b)		160	169,600		2,020	2,141,200		4,870	5,162,200		7,050	7,473,000
Central European Media Enterprises Ltd., 11.63%, 9/15/16 (b)	EUR	—	—	EUR	1,950	2,631,758	EUR	5,093	6,873,613	EUR	7,043	9,505,371

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Media (continued)
Century Communications, Escrow Bonds, 0.00%, 12/31/49 (a)(c)(e)	USD	—	$—	USD	—	$—	USD	625	$6,250	USD	625	$6,250
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		—	—		—	—		8,073	8,557,380		8,073	8,557,380
9.25%, 12/15/17		1,688	1,801,940		13,400	14,304,500		36,661	39,135,617		51,749	55,242,057
CMP Susquehanna Radio Holdings Corp., 3.26%, 5/15/14 (j)		—	—		—	—		320	6,400		320	6,400
DISH DBS Corp., 7.00%, 10/01/13		125	132,656		1,060	1,124,925		1,845	1,958,006		3,030	3,215,587
Gannett Co., Inc.,
10.00%, 04/01/16 (b)		75	84,750		2,200	2,486,000		—	—		2,275	2,570,750
9.38%, 11/15/17 (b)		160	174,800		—	—		500	546,250		660	721,050
Gray Television, Inc., 10.50%, 6/29/15		390	389,512		960	958,800		8,675	8,664,156		10,025	10,012,468
Liberty Global, Inc., 4.50%, 11/15/16 (b)(i)		170	228,650		1,970	2,649,650		4,180	5,622,100		6,320	8,500,400
Liberty Media LLC, 3.13%, 3/30/23 (i)		175	192,719		2,775	3,055,969		1,400	1,541,750		4,350	4,790,438
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		270	272,700		1,800	1,818,000		8,935	9,024,350		11,005	11,115,050
The McClatchy Co., 11.50%, 2/15/17		165	175,519		1,605	1,707,319		4,420	4,701,775		6,190	6,584,613
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14		—	—	USD	1,330	1,509,550		600	681,000		1,930	2,190,550
10.00%, 8/01/14		145	152,431		2,980	3,132,725		10,590	11,132,737		13,715	14,417,893
11.50%, 5/01/16		95	107,825		—	—		—	—		95	107,825
10.84%, 8/01/16 (g)		40	40,050		380	380,475		620	620,775		1,040	1,041,300
7.75%, 10/15/18 (b)(f)		—	—		2,860	2,839,036		10,590	10,512,375		13,450	13,351,411
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		185	187,775		1,940	1,969,100		4,830	4,902,450		6,955	7,059,325
Rainbow National Services LLC:
8.75%, 9/01/12 (b)			—		—	—		2,300	2,308,625		2,300	2,308,625
10.38%, 9/01/14 (b)		296	307,840		3,723	3,871,920		7,843	8,156,720		11,862	12,336,480
Sinclair Television Group, Inc., 9.25%, 11/01/17 (b)		—	—		—	—		3,100	3,324,750		3,100	3,324,750
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		430	427,313		4,410	4,382,438		10,650	10,583,437		15,490	15,393,188
Unitymedia GmbH:
9.63%, 12/01/19	EUR	50	73,616	EUR	719	1,058,593	EUR	1,475	2,171,661	EUR	2,244	3,303,870
9.63%, 12/01/19		—	—		—	—		5,475	8,060,910		5,475	8,060,910

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.13%, 12/01/17 (b)	USD	525	$546,000	USD	3,365	$3,499,600	USD	7,050	$7,332,000	USD	10,940	$11,377,600
8.13%, 12/01/17		50	71,486		720	1,029,392		1,458	2,084,518		2,228	3,185,396
8.13%, 12/01/17 (b)	EUR	110	157,268	EUR	1,578	2,256,084	EUR	3,169	4,530,753	EUR	4,857	6,944,105
9.63%, 12/01/19 (b)		240	353,355		2,490	3,666,058		—	—		2,730	4,019,413
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	—	—	USD	1,000	1,065,000	USD	4,800	5,112,000	USD	5,800	6,177,000

			6,757,138			69,258,637			186,386,317			262,402,092

Metals & Mining - 2.7%
AK Steel Corp., 7.63%, 5/15/20		35	35,437		70	70,875		310	313,875		415	420,187
California Steel Industries, Inc., 6.13%, 03/15/14		—	—		—	—		1,990	1,965,125		1,990	1,965,125
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		—	—		3,400	3,591,250		7,325	7,737,031		10,725	11,328,281
7.38%, 2/15/16		390	397,313		3,510	3,575,813		5,125	5,221,094		9,025	9,194,220
FMG Resources Property Ltd.:
10.00%, 9/01/13 (b)		60	66,300		1,155	1,276,275		2,560	2,828,800		3,775	4,171,375
10.63%, 9/01/16 (b)		340	418,625		3,870	4,764,938		7,205	8,871,156		11,415	14,054,719
Goldcorp, Inc., 2.00%, 8/01/14 (i)(j)		170	206,763		2,305	2,803,456		4,565	5,552,181		7,040	8,562,400
Murray Energy Corp., 10.25%, 10/15/15 (b)		140	145,250		1,595	1,654,813		3,395	3,522,313		5,130	5,322,376
New World Resources NV:
7.38%, 5/15/15	EUR	50	67,822	EUR	865	1,173,317	EUR	1,794	2,433,446	EUR	2,709	3,674,585
7.88%, 5/01/18		71	100,421		455	643,540		1,180	1,668,961		1,706	2,412,922
7.88%, 5/01/18 (b)		—	—		774	1,094,726		1,952	2,760,858		2,726	3,855,584
Novelis, Inc., 11.50%, 2/15/15	USD	—	—	USD	530	605,525	USD	6,505	7,431,963	USD	7,035	8,037,488
RathGibson, Inc., 11.25%, 2/15/14 (a)(e)		255	2,772		6,665	72,449		907	9,862		7,827	85,083
Ryerson, Inc.:
7.84%, 11/01/14 (j)		180	167,625		1,670	1,555,188		1,930	1,797,313		3,780	3,520,126
12.00%, 11/01/15		85	87,550		650	669,500		610	628,300		1,345	1,385,350
Steel Dynamics, Inc.
7.38%, 11/01/12		140	149,625		480	513,000		3,115	3,329,156		3,735	3,991,781
7.38%, 11/01/12 (b)		—	—		270	280,125		—	—		270	280,125
United States Steel Corp., 7.38%, 4/01/20		145	151,163		1,170	1,219,725		4,085	4,258,613		5,400	5,629,501
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		260	280,800		2,925	3,159,000		7,830	8,456,400		11,015	11,896,200

			2,277,466			28,723,515			68,786,447			99,787,428

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Multiline Retail - 1.4%
Dollar General Corp., 11.88%, 7/15/17 (d)	USD	1,056	$1,230,240	USD	7,112	$8,285,480	USD	24,428	$28,458,620	USD	32,596	$37,974,340
Rite Aid Corp.
9.75%, 06/12/16		180	192,375		—	—		—	—		180	192,375
8.00%, 8/15/20 (b)		350	355,250		3,600	3,654,000		10,320	10,474,800		14,270	14,484,050

			1,777,865			11,939,480			38,933,420			52,650,765

Multi-Utilities - 0.1%
CMS Energy Corp., 8.75%, 6/15/19		135	161,193		—	—		3,020	3,605,940		3,155	3,767,133

Oil, Gas & Consumable Fuels - 10.6%
Arch Coal, Inc., 7.25%, 10/01/20		285	301,031		3,340	3,527,875		7,775	8,212,344		11,400	12,041,250
Arch Western Finance LLC, 6.75%, 7/01/13		126	127,418		891	901,024		2,444	2,471,495		3,461	3,499,937
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.:
12.13%, 8/01/17		190	219,688		2,100	2,428,125		4,375	5,058,594		6,665	7,706,407
10.75%, 2/01/18		80	88,600		500	553,750		1,335	1,478,513		1,915	2,120,863
Berry Petroleum Co., 8.25%, 11/01/16		175	179,375		2,625	2,690,625		—	—		2,800	2,870,000
Bill Barrett Corp., 9.88%, 7/15/16		20	21,850		210	229,425		410	447,925		640	699,200
Chesapeake Energy Corp.:
6.50%, 8/15/17		100	103,750		1,200	1,245,000		4,670	4,845,125		5,970	6,193,875
6.63%, 8/15/20 (n)		785	820,325		7,195	7,518,775		22,620	23,637,900		30,600	31,977,000
6.88%, 11/15/20		—	—		—	—		300	318,000		300	318,000
2.25%, 12/15/38 (i)		350	269,063		3,550	2,729,063		5,100	3,920,625		9,000	6,918,751
Cimarex Energy Co., 7.13%, 5/01/17		420	441,000		2,745	2,882,250		3,115	3,270,750		6,280	6,594,000
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15 (b)		145	152,975		1,265	1,334,575		2,735	2,885,425		4,145	4,372,975
Connacher Oil and Gas Ltd.:
11.75%, 7/15/14 (b)		—	—		835	910,150		1,685	1,836,650		2,520	2,746,800
10.25%, 12/15/15 (b)		455	461,825		4,500	4,567,500		6,850	6,952,750		11,805	11,982,075
CONSOL Energy, Inc.:
8.00%, 4/01/17 (b)		—	—		—	—		500	541,250		500	541,250
8.25%, 4/01/20 (b)(n)		770	841,225		5,000	5,462,500		20,130	21,992,025		25,900	28,295,750
Continental Resources, Inc., 7.13%, 4/01/21 (b)		135	140,400		1,430	1,487,200		3,550	3,692,000		5,115	5,319,600

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18	USD	120	$125,700	USD	1,095	$1,147,013	USD	3,245	$3,399,137	USD	4,460	$4,671,850
Denbury Resources, Inc.:
7.50%, 12/15/15		110	114,125		750	778,125		4,150	4,305,625		5,010	5,197,875
9.75%, 3/01/16		265	297,463		1,895	2,127,138		3,385	3,799,663		5,545	6,224,264
8.25%, 2/15/20		254	277,178		2,021	2,205,416		6,391	6,974,179		8,666	9,456,773
El Paso Corp., 8.25%, 2/15/16		280	311,500		2,500	2,781,250		5,000	5,562,500		7,780	8,655,250
Encore Acquisition Co., 9.50%, 5/01/16		—	—		—	—		275	306,969		275	306,969
Energy Transfer Equity LP, 7.50%, 10/15/20		345	363,113		2,620	2,757,550		6,580	6,925,450		9,545	10,046,113
EXCO Resources, Inc., 7.50%, 9/15/18		205	203,719		2,090	2,076,937		5,390	5,356,313		7,685	7,636,969
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		635	604,837		6,974	6,642,735		14,305	13,625,513		21,914	20,873,085
Forest Oil Corp., 8.50%, 2/15/14		80	87,400		1,110	1,212,675		4,770	5,211,225		5,960	6,511,300
Foundation Pennsylvania Coal Co. LLC, 7.25%, 08/01/14		200	204,750		—	—		3,225	3,301,594		3,425	3,506,344
FrontierVision Holdings LP, Escrow Bonds, 0.00%, 12/31/49 (a)(c)(e)		—	—		—	—		500	—		500	—
Harvest Operations Corp., 6.88%, 10/01/17 (b)(f)		35	35,788		395	403,887		1,085	1,109,413		1,515	1,549,088
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 (b)		225	231,188		2,980	3,061,950		6,650	6,832,875		9,855	10,126,013
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (b)		320	339,200		4,750	5,035,000		12,000	12,720,000		17,070	18,094,200
7.75%, 2/01/21 (b)		220	221,925		2,305	2,325,169		5,735	5,785,181		8,260	8,332,275
Massey Energy Co., 6.88%, 12/15/13		90	92,250		1,370	1,404,250		1,845	1,891,125		3,305	3,387,625
OPTI Canada, Inc.:
9.00%, 12/15/12 (b)		750	759,375		7,000	7,087,500		20,580	20,837,250		28,330	28,684,125
9.75%, 8/15/13 (b)		300	304,500		3,900	3,958,500		8,700	8,830,500		12,900	13,093,500
Overseas Shipholding Group, Inc., 8.75%, 12/01/13		—	—		—	—		3,980	4,218,800		3,980	4,218,800
Patriot Coal Corp., 8.25%, 4/30/18 (m)		135	135,000		1,790	1,790,000		3,870	3,870,000		5,795	5,795,000
Peabody Energy Corp.
7.38%, 11/01/16		180	196,200		—	—		—	—		180	196,200
6.50%, 9/15/20		285	306,731		3,305	3,557,006		7,780	8,373,225		11,370	12,236,962
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18		85	88,081		2,280	2,362,650		4,965	5,144,981		7,330	7,595,712

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp.:
10.50%, 8/01/14	USD	285	$322,763	USD	2,160	$2,446,200	USD	4,855	$5,498,287	USD	7,300	$8,267,250
7.88%, 6/01/15		165	172,838		2,795	2,927,763		4,780	5,007,050		7,740	8,107,651
7.25%, 8/15/18 (b)		165	168,300		1,935	1,973,700		4,500	4,590,000		6,600	6,732,000
Range Resources Corp.:
6.38%, 3/15/15		160	163,600		1,840	1,881,400		—	—		2,000	2,045,000
8.00%, 5/15/19		—	—		—	—		4,100	4,479,250		4,100	4,479,250
6.75%, 8/01/20		100	104,000		1,140	1,185,600		2,630	2,735,200		3,870	4,024,800
Swift Energy Co., 7.13%, 6/01/17		290	287,100		1,700	1,683,000		2,375	2,351,250		4,365	4,321,350
Teekay Corp., 8.50%, 1/15/20		240	261,300		2,860	3,113,825		6,040	6,576,050		9,140	9,951,175
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		185	193,325		2,450	2,560,250		5,285	5,522,825		7,920	8,276,400
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	88	111,570	EUR	1,020	1,293,195	EUR	2,225	2,820,940	EUR	3,333	4,225,705
Whiting Petroleum Corp., 6.50%, 10/01/18	USD	185	189,163	USD	1,425	1,457,063	USD	4,905	5,015,363	USD	6,515	6,661,589

			11,442,507			111,704,584			274,539,104			397,686,195

Paper & Forest Products - 2.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		405	346,312		5,582	4,772,613		2,597	2,220,726		8,584	7,339,651
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	—	—	EUR	1,070	1,460,771	EUR	2,970	4,048,859	EUR	4,040	5,509,630
Boise Cascade LLC, 7.13%, 10/15/14	USD	90	86,400	USD	1,985	1,905,600	USD	2,679	2,571,840	USD	4,754	4,563,840
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		100	103,500		1,195	1,236,825		2,640	2,732,400		3,935	4,072,725
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17		125	134,063		1,455	1,560,488		2,840	3,045,900		4,420	4,740,451
Cascades, Inc., 7.75%, 12/15/17	CAD	195	203,287	CAD	2,250	2,345,625	CAD	4,885	5,092,613	CAD	7,330	7,641,525
Catalyst Paper Corp., 7.38%, 3/01/14	USD	100	41,250	USD	—	—	USD	2,275	938,437	USD	2,375	979,687
Clearwater Paper Corp., 10.63%, 6/15/16		165	185,625		1,865	2,098,125		3,750	4,218,750		5,780	6,502,500
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)(n)		485	538,956		5,885	6,539,706		12,675	14,085,094		19,045	21,163,756
NewPage Corp., 11.38%, 12/31/14		790	714,950		8,000	7,240,000		23,663	21,415,015		32,453	29,369,965
PH Glatfelter Co., 7.13%, 5/01/16		80	81,700		910	929,338		1,930	1,971,013		2,920	2,982,051

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Paper & Forest Products (concluded)
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.50%, 7/01/14	USD	275	$301,125	USD	2,195	$2,403,525	USD	7,065	$7,736,175	USD	9,535	$10,440,825
Series B, 4.22%, 8/01/14 (j)		60	53,400		851	757,390		565	502,850		1,476	1,313,640

			2,790,568			33,250,006			70,579,672			106,620,246

Pharmaceuticals - 1.7%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (j)		200	171,500		4,195	3,597,213		9,005	7,721,787		13,400	11,490,500
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16		325	331,500		2,925	2,983,500		10,300	10,506,000		13,550	13,821,000
InVentiv Health, Inc., 10.00%, 8/15/18 (b)		130	129,187		1,135	1,127,906		6,595	6,553,781		7,860	7,810,874
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	216	228,208	EUR	2,724	2,877,962	EUR	5,837	6,166,910	EUR	8,777	9,273,080
Omnicare, Inc.:
6.13%, 6/01/13	USD	90	89,888	USD	—	—	USD	925	923,844	USD	1,015	1,013,732
7.75%, 6/01/20		280	286,300		—	—		8,785	8,982,663		9,065	9,268,963
Valeant Pharmaceuticals International:
6.75%, 10/01/17 (b)		140	142,800		1,465	1,494,300		3,670	3,743,400		5,275	5,380,500
7.00%, 10/01/20 (b)		180	184,050		1,860	1,901,850		4,665	4,769,962		6,705	6,855,862

			1,563,433			13,982,731			49,368,347			64,914,511

Professional Services - 0.3%
FTI Consulting, Inc.:
7.75%, 10/01/16		75	78,000		—	—		2,905	3,021,200		2,980	3,099,200
6.75%, 10/01/20 (b)		250	251,875		2,625	2,644,688		6,535	6,584,012		9,410	9,480,575

			329,875			2,644,688			9,605,212			12,579,775

Real Estate Investment Trusts (REITs) - 0.1%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)	EUR	205	203,078	EUR	—	—	EUR	5,425	5,374,141	EUR	5,630	5,577,219

Real Estate Management & Development - 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 15.13%, 6/30/15 (b)(g)	USD	387	193,700	USD	4,220	2,109,900	USD	2,878	1,439,100	USD	7,485	3,742,700
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(e)		25	53		405	851		685	1,439		1,115	2,343

			193,753			2,110,751			1,440,539			3,745,043

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Road & Rail - 0.5%
Inaer Aviation Finance Ltd., 9.50%, 8/01/17 (b)	EUR	170	$231,173	EUR	1,730	$2,352,530	EUR	4,500	$6,119,298	EUR	6,400	$8,703,001
Syncreon Global Ireland Ltd./Syncreon Global Finance US, Inc., 9.50%, 5/01/18 (b)	USD	26	255,125	USD	2,490	2,443,312	USD	7,630	7,486,937	USD	10,146	10,185,374

			486,298			4,795,842			13,606,235			18,888,375

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)		95	98,088		1,180	1,218,350		2,500	2,581,250		3,775	3,897,688
Linear Technology Corp., 3.00%, 5/01/27 (i)		45	45,675		275	279,125		1,280	1,299,200		1,600	1,624,000

			143,763			1,497,475			3,880,450			5,521,688

Specialty Retail - 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 3/15/18		175	185,063		2,185	2,310,637		4,660	4,927,950		7,020	7,423,650
DFS Furniture Holdings Plc, 9.75%, 7/15/17 (b)	GBP	69	101,346	GBP	813	1,194,123	GBP	1,876	2,755,442	GBP	2,758	4,050,911
Group 1 Automotive, Inc., 2.25%, 6/15/36 (g)(j)(p)	USD	185	149,156	USD	—	—	USD	3,320	2,676,750	USD	3,505	2,825,906
The Hertz Corp., 7.50%, 10/15/18 (b)		385	385,000		1,175	1,175,000		10,275	10,275,000		11,835	11,835,000
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	240	343,540	EUR	3,030	4,337,187	EUR	6,400	9,161,055	EUR	9,670	13,841,782
Penske Automotive Group, Inc., 7.75%, 12/15/16	USD	—	—	USD	3,190	3,114,238	USD	5,075	4,954,469	USD	8,265	8,068,707
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 (b)		300	333,750		2,900	3,226,250		6,200	6,897,500		9,400	10,457,500
Sonic Automotive, Inc., 9.00%, 3/15/18		—	—		—	—		3,360	3,486,000		3,360	3,486,000
Toys R US - Delaware, Inc., 7.38%, 9/01/16 (b)		140	142,450		1,250	1,271,875		4,000	4,070,000		5,390	5,484,325

			1,640,305			16,629,310			49,204,166			67,473,781

Tobacco - 0.4%
Vector Group Ltd., 11.00%, 8/15/15		460	473,225		2,900	2,983,375		9,450	9,721,687		12,810	13,178,287

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Corporate Bonds (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Trading Companies & Distributors - 0.0%
Russel Metals, Inc., 6.38%, 3/01/14	USD	—	—	USD	—	$—	USD	1,625	$1,604,687	USD	1,625	$1,604,687

Wireless Telecommunication Services - 3.2%
Cricket Communications, Inc.:
10.00%, 7/15/15		475	513,000		5,550	5,994,000		11,905	12,857,400		17,930	19,364,400
7.75%, 5/15/16		250	265,313		3,470	3,682,537		11,690	12,406,013		15,410	16,353,863
Crown Castle International Corp., 7.125%, 11/01/19		150	159,750		—	—		—	—		150	159,750
FiberTower Corp.:
9.00%, 1/01/16 (b)(d)		78	67,065		1,519	1,303,596		2,745	2,417,462		4,342	3,788,123
9.00%, 1/01/16 (d)		24	20,957		—	—		1,060	933,433		1,084	954,390
iPCS, Inc., 2.59%, 5/01/13 (j)(n)		610	579,500		6,810	6,469,500		12,130	11,523,500		19,550	18,572,500
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		760	796,100		4,880	5,111,800		16,681	17,473,347		22,321	23,381,247
9.25%, 11/01/14		—	—		3,120	3,268,200		5,380	5,635,550		8,500	8,903,750
7.88%, 9/01/18		190	195,700		2,400	2,472,000		5,590	5,757,700		8,180	8,425,400
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		340	342,125		1,890	1,901,812		7,740	7,788,375		9,970	10,032,312
Series C, 5.95%, 3/15/14		70	69,650		—	—		2,410	2,397,950		2,480	2,467,600
Series D, 7.38%, 8/01/15		—	—		—	—		2,710	2,723,550		2,710	2,723,550
SBA Telecommunications, Inc., 8.00%, 08/15/16		—	—		—	—		3,090	3,321,750		3,090	3,321,750

			3,009,160			30,203,445			85,236,030			118,448,635

Total Corporate Bonds - 83.5%			84,284,947			819,764,695			2,223,921,145			3,127,970,787

Floating Rate Loan Interests (j)
Airlines - 0.2%
AWAS Finance Luxembourg S.à r.l., Loan, 7.75%, 5/27/16		—	—		—	—		5,400	5,454,000		5,400	5,454,000
7.75%, 6/10/16		250	252,500		2,500	2,525,000		—	—		2,750	2,777,500
Northwest Airlines Corp., Trade Claim Participation, 0.00%, 12/31/49		—	—		—	—		8,100	10,125		8,100	10,125

			252,500			2,525,000			5,464,125			8,241,625

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Floating Rate Loan Interests (j) (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Auto Components - 0.3%
Allison Transmission, Inc., Term Loan, 3.05%, 08/07/14	USD	239	$224,266	USD	2,069	$1,939,388	USD	4,120	$3,862,108	USD	6,428	$6,025,762
Delphi Holdings LLP: Tranche A-1, 6.00%, 10/06/14		—	—		—	—		171	161,438		171	161,438
Tranche A-2, 6.00%, 10/06/14		—	—		—	—		399	376,688		399	376,688
Tranche B-1A, 6.00%, 10/06/14		—	—		—	—		1,730	1,635,134		1,730	1,635,134
Tranche B-2A, 6.00%, 10/06/14		—	—		—	—		4,037	3,815,312		4,037	3,815,312

			224,266			1,939,388			9,850,680			12,014,334

Automobiles - 0.5%
Daimler Chrysler Financial Services Americas LLC, Term Loan (Second Lien), 6.76%, 08/05/13		83	82,367		—	—		—	—		83	82,367
Ford Motor Co.: Tranche B-1 Term Loan, 3.01%, 12/15/13		506	495,941		4,382	4,293,543		12,396	12,146,185		17,284	16,935,669
Tranche B-2 Term Loan, 3.01%, 12/15/13		—	—		—	—		1,127	1,098,977		1,127	1,098,977

			578,308			4,293,543			13,245,162			18,117,013

Chemicals - 0.0%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51-3.73%, 07/30/14		115	106,921		—	—		—	—		115	106,921

Commercial Services & Supplies - 0.4%
Visant Corp. (fka Jostens), Tranche B Term Loan, 5.25%, 12/20/16		—	—		—	—		10,400	10,457,200		10,400	10,457,200
7.00%, 12/20/16		400	402,200		3,700	3,720,350		—	—		4,100	4,122,550

			402,200			3,720,350			10,457,200			14,579,750

Diversified Financial Services - 1.5%
Affinion Group Holdings, Inc., Loan, 0.00%, 03/01/12		—	—		—	—		8,990	8,900,219		8,990	,8,900,219
AGFS Funding Co., Loan, 7.25%, 4/21/15		—	—		—	—		19,250	19,322,188		19,250	19,322,188
American General Finance Corp., Term Loan, 7.25%, 04/21/15		750	752,813		6,500	6,524,375		—	—		7,250	7,277,188
BLB Worldwide Holdings, Inc. (Wembley, Inc.), Second Priority Term Loan, 0.43%, 8/31/12		—	—		—	—		500	6,250		500	6,250

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Floating Rate Loan Interests (j) (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Diversified Financial Services (concluded)
iStar Financials, Term Loan (2011 Second Priority) 1.50%, 6/28/11	USD	—	$—	USD	—	$—	USD	2,300	$2,140,150	USD	2,300	$2,140,150
1.76%, 6/28/11		100	93,050		925	860,713		—	—		1,025	953,763
Marsico Parent Co., LLC, Term Loan 5.56%, 11/14/14		—	—		—	—		1,133	849,991		1,133	849,991
5.56%, 12/15/14		—	—		1,133	849,991		—	—		1,133	849,991
Wind Finance SL SA: Dollar Facility (Second Lien), 7.72%, 11/26/14		—	—		—	—		2,250	2,243,437		2,250	2,243,437
Euro Facility (Second Lien), 7.87%, 11/26/14	EUR	—	—	EUR	—	—	EUR	4,120	5,629,970	EUR	4,120	5,629,970
7.88%, 12/17/14		—	—		5,645	7,713,802		—	—		5,645	7,713,802
7.72%, 3/22/15		—	—		2,250	2,243,437		—	—		2,250	2,243,437

			845,863			18,192,318			39,092,205			58,130,386

Diversified Telecommunication Services - 0.3%
Hawaiian Telcom Communications, Inc., Tranche Term Loan C, 4.75%, 5/30/14	USD	—	—	USD	3,270	2,289,262	USD	4,983	3,488,399	USD	8,253	5,777,661
Protostar Ltd., DIP Term Loan, 0.00%, 18.00%, 10/26/10 (d)		—	—		763	762,999		—	—		763	762,999
0.00%, 4/30/11 (d)		—	—		—	—		2,034	2,034,116		2,034	2,034,116
Wind Telecomunicazioni SpA, A1 Term Loan Facility, 2.87%, 5/25/12	EUR	—	—	EUR	—	—	EUR	2,121	2,794,518	EUR	2,121	2,794,518

			—			3,052,261			8,317,033			11,369,294

Food & Staples Retailing - 0.4%
Centerplate, Inc., Term Loan B, 8.50%, 8.50%, 08/24/16	USD	—	—	USD	—	—	USD	9,600	9,415,968	USD	9,600	9,415,968
10.75%, 08/24/16		365	358,003		3,900	3,825,237		—	—		4,265	4,183,240

			358,003			3,825,237			9,415,968			13,599,208

Food Products - 0.2%
AdvancePierre Foods, Term Loan (Second Lien), 0.00%, 9/29/17		—	—		—	—		8,500	8,330,000		8,500	8,330,000

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Floating Rate Loan Interests (j) (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Health Care Providers & Services - 0.4%
Harden Healthcare LLC:
Tranche A additional Term Loan, 7.75%, 03/02/15	USD	220	$215,600	USD	2,447	$2,398,305	USD	5,948	$5,828,550	USD	8,615	$8,442,455
Tranche A Term Loan, 8.50%, 3/02/15		—	—		—	—		2,802	2,745,760		2,802	2,745,760
Tranche A Term Loan, 8.50%, 3/22/15		109	106,820		1,353	1,325,539		—	—		1,462	1,432,359
HCA, Inc., Tranche A-1 Term Loan, 1.80%, 11/16/12		—	—		845	815,397		3,104	2,994,936		3,949	3,810,333

			322,420			4,539,241			11,569,246			16,430,907

Hotels, Restaurants & Leisure - 0.7%
Travelport LLC (F/K/A Travelport, Inc.), Loan, 8.37%, 3/27/12 (d)		603	560,897		10,359	9,633,649		19,165	17,823,237		30,127	28,017,783

Independent Power Producers & Energy Traders - 0.1%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility Term Loan, 4.01%, 4/02/13		47	46,771		551	544,029		1,296	1,279,464		1,894	1,870,264
Tranche Term Loan B, 4.01%, 4/02/13		—	—		—	—		13	12,833		13	12,833

			46,771			544,029			1,292,297			1,883,097

Media - 0.8%
HIT Entertainment, Inc., Term Loan (Second Lien), 5.94%, 2/26/13		—	—		—	—		1,500	993,750		1,500	993,750
HMH Publishing Co. Ltd. (aka Education Media), Tranche A Term Loan, 5.76%, 6/12/14		270	248,594		2,742	2,521,504		5,385	4,951,448		8,397	7,721,546
Newsday LLC, Fixed Rate Term Loan, 10.50%, 08/01/13		550	584,031		5,725	6,079,234		12,180	12,933,638		18,455	19,596,903

			832,625			8,600,738			18,878,836			28,312,199

Multiline Retail - 0.3%
Hema Holding BV, Facility (Mezzanine), 5.00%,
9.12%, 1/29/17	EUR	—	—	EUR	2,619	3,454,071	EUR	—	—	EUR	2,619	3,454,071
5.00%, 7/05/17		—	—		—	—		5,572	7,349,740		5,572	7,349,740

			—			3,454,071			7,349,740			10,803,811

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Floating Rate Loan Interests (j) (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Multi-Utilities - 0.6%
Mach Gen LLC, Synthetic L/C Loan (First Lien), 0.00%, 2/22/13	USD	—	$—	USD	—	$—	USD	460	425,983	USD	460	$425,983
New Development Holdings LLC, Term Loan, 7.00%, 5/26/17		—	—		—	—		7,182	7,282,045		7,182	7,282,045
7.00%, 7/03/17		200	202,786		3,192	3,236,465		—	—		3,392	3,439,251
Texas Competitive Electric Holdings Co. LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79%, 10/10/14		88	68,246		4,498	3,478,155		1,272	987,023		5,858	4,533,424
Initial Tranche B-3 Term Loan, 3.79%, 10/10/14		851	658,386		—	—		9,408	7,275,453		10,259	7,933,839

			929,418			6,714,620			15,970,504			23,614,542

Paper & Forest Products - 0.5%
Ainsworth Lumber Co. Ltd., Term Loan, 5.31%, 06/26/14		—	—		—	—		4,000	3,770,000		4,000	3,770,000
Verso Paper Finance Holdings LLC, Loan, 6.69%, 02/01/13		—	—		4,842	3,631,358		12,363	9,272,528		17,205	12,903,886

			—			3,631,358			13,042,528			16,673,886

Pharmaceuticals - 0.3%
Inventiv Health, Inc. (fka Ventive Health, Inc., Term B Loan, 6.50%, 7/31/16		300	300,000		2,592	2,592,250		7,182	7,182,000		10,074	10,074,250

Professional Services - 0.4%
Turbo Beta Ltd., Dollar Facility, 12.00%,
12.00%, 03/15/18		—	—		—	—		13,719	8,917,206		13,719	8,917,206
14.50%, 03/15/18		—	—		9,835	6,392,951		—	—		9,835	6,392,951

			—			6,392,951			8,917,206			15,310,157

Real Estate Management & Development - 0.6%
Realogy Corp.:
Initial Term B Loan, 3.26%, 10/10/13		—	—		1,793	1,590,484		6,191	5,492,160		7,984	7,082,644
Second Lien Term Facility, 13.50%, 10/15/17		500	530,000		4,375	4,637,500		9,400	9,964,000		14,275	15,131,500
Synthetic Letter of Credit, 3.15%,
0.11%, 10/10/13		—	—		288	255,215		—	—		288	255,215
3.15%, 10/10/13		—	—		—	—		911	807,781		911	807,781

			530,000			6,483,199			16,263,941			23,277,140

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Floating Rate Loan Interests (j) (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Software - 0.4%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 09/24/14	USD	—	$—	USD	559	$492,119	USD	1,467	$1,291,110	USD	2,026	$1,783,229
Initial Tranche B-2 Term Loan, 0.00% , 09/24/14		139	122,552		1,605	1,411,902		3,660	3,219,980		5,404	4,754,434
Initial Tranche B-3 Term Loan, 3.01%, 09/24/14		364	320,463		1,405	1,235,708		7,139	6,279,405		8,908	7,835,576

			443,015			3,139,729			10,790,495			14,373,239

Specialty Retail - 0.1%
Claire’s Stores, Inc., Term Loan B, 3.23%, 05/29/14		74	64,014		687	594,492		1,337	1,157,396		2,098	1,815,902
The Neiman Marcus Group, Inc., Term Loan, 2.29%, 4/06/13		32	31,319		67	64,446		85	82,029		184	177,794

			95,333			658,938			1,239,425			1,993,696

Textiles, Apparel & Luxury Goods - 0.2%
EB Sports Corp., Loan, 11.50%, 5/01/12		—	—		2,674	2,607,554		3,398	3,313,270		6,072	5,920,824

Wireless Telecommunication Services - 0.9%
Vodafone Americas Finance 2, Inc., Initial Loan,
6.88%, 7/30/15		750	750,000		10,500	10,500,000		—	—		11,250	11,250,000
6.88%, 8/11/15		—	—		—	—		24,250	24,250,000		24,250	24,250,000

			750,000			10,500,000			24,250,000			35,500,000

Total Floating Rate Loan Interests - 10.1%			7,578,540			107,040,424			262,055,098			376,674,062

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		MAS: High Income Portfolio			High Income Fund			High Yield Portfolio			Pro Forma Combined Fund
Other Interests (q)		Beneficial Interest (000)	Value		Beneficial Interest (000)	Value		Beneficial Interest (000)	Value		Beneficial Interest (000)	Value
Auto Components - 0.6%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	—	$1,721,233	USD	1	$19,630,631	USD	—	$—	USD	1	$21,351,864
Lear Corp. Escrow, 5.75%		200	2,500		1,800	22,500		—	—		2,000	25,000
Lear Corp. Escrow, 8.5%		220	2,750		2,480	31,000		—	—		2,700	33,750

			1,726,483			19,684,131			—			21,410,614

Diversified Financial Services - 0.0%
RathGibson Acquisition Co. LLC (r)		—	—		—	—		74	390,816		74	390,816

Hotels, Restaurant and Leisure - 0.0%
Buffets, Inc.		90	9		1,855	186		—	—		1,945	195

Household Durables - 0.2%
Stanley Martin Homes-Class B (r)		1	294,700		14	5,894,000		5	2,092,370		20	8,281,070

Media - 0.0%
Adelphia Escrow, Inc.		—	—		25,500	2,550		—	—		25,500	2,550

Metals & Mining - 0.1%
Rath Gibson SPV, LLC (r)		—	—		421	2,234,979		—	—		421	2,234,979

Total Other Interests - 0.9%			2,021,192			27,815,846			2,483,186			32,320,224

Preferred Securities		Shares			Shares			Shares			Shares
Preferred Stocks
Auto Components - 0.1%
Dana Holding Corp., 4.00% (b)(d)		1,100	120,038		13,300	1,451,363		32,800	3,579,300		47,200	5,150,701

Computer Software & Services - 0.0%
PTV, Inc.-Series A, 10.00% (a)		—	—		130	8		34	2		164	10

Diversified Financial Services - 1.5%
Ally Financial, Inc., 7.00% (b)		943	848,847		10,621	9,560,560		27,744	24,973,936		39,308	35,383,343
Citigroup, Inc., 7.50% (d)		3,600	426,636		41,900	4,965,569		116,900	13,853,819		162,400	19,246,024

			1,275,483			14,526,129			38,827,755			54,629,367

Household Durables - 0.1%
Beazer Homes USA, Inc., 7.50% (d)		4,144	93,862		48,298	1,093,950		92,701	2,099,678		145,143	3,287,490

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

	MAS: High Income Portfolio		High Income Fund		High Yield Portfolio		Pro Forma Combined Fund
Preferred Securities (concluded)	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Preferred Stocks (concluded)
Media - 0.1%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)	—	$—	—	$—	74,628	$—	74,628	$—
TRA Global, Inc., 0.00% (a)	—	—	—	—	2,077,830	3,357,150	2,077,830	3,357,150

		—		—		3,357,150		3,357,150

Multiline Retail - 0.0%
Lazydays RV Center, Inc., 0.00% (a)	—	—	—	—	652	777,391	652	777,391

Real Estate Investment Trusts (REITs) - 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)	3,015	32,080	38,549	410,161	—	—	41,564	442,241

Thrifts & Mortgage Finance - 0.0%
Fannie Mae, 0.00% (a)	10,000	5,400	120,000	64,800	240,000	129,600	370,000	199,800
Freddie Mac, 8.38% (a)	28,405	12,214	310,989	133,725	651,217	292,983	990,611	438,922

		17,614		198,525		422,583		638,722

Total Preferred Stocks - 1.8%		1,539,077		17,680,136		49,063,859		68,283,072

Total Preferred Securities - 1.8%		1,539,077		17,680,136		49,063,859		68,283,072

Warrants
Auto Components - 0.0%
Turbo Cayman Ltd.	—	—	—	—	8	—	8	—

Health Care Providers & Services - 0.0%
HealthSouth Corp. (issued 07/28/06, Expires 1/16/11, strike price $0.01)	—	—	—	—	52,113	1	52,113	1
1/16/14 (a)	—	—	2	2	—	—	2	2

		—		2		1		3

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

	MAS: High Income Portfolio		High Income Fund		High Yield Portfolio		Pro Forma Combined Fund
Warrants (concluded)	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Hotels, Restaurants & Leisure - 0.0%
Buffets Restaurants Holdings, Inc. (a)	76	$1	1,566	$16	1,672	$16	3,314	$33
Hospitality Management Holdings	—	—	—	—	109,299	—	109,299	—

		1		16		16		33

Machinery - 0.0%
Synventive Molding Solutions (issued 8/06/08, Expires 1/15/13, strike price $0.01)	—	—	—	—	1	—	1	—

Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	—	—	—	—	85,280	1	85,280	1
Virgin Media, Inc., 01/13/11	—	—	117,980	2,360	—	—	117,980	2360

		—		2,360		1		2361

Software - 0.0%
HMH Holdings/EduMedia, 03/09/17	4,865	—	53,520	1	—	—	58,385	1

Total Warrants - 0.0%		1		2,379		18		2,398

Total Long-Term Investments (Cost - $3,699,276,303) - 99.5%		96,165,190		990,166,185		2,638,630,189		3,724,961,564

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (r)(s)	—	—	17,574,867	17,574,867	71,968,653	71,968,653	89,543,520	89,543,520
SSgA Prime Money Market	2,224,466	2,224,466	—	—	—	—	2,224,466	2,224,466

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

	MAS: High Income Portfolio		High Income Fund		High Yield Portfolio		Pro Forma Combined Fund
Short-Term Securities (concluded)	Beneficial Interest (000)	Value	Beneficial Interest (000)	Value	Beneficial Interest (000)	Value	Beneficial Interest (000)	Value
Institutional Money Market Trust, 0.30% (s)(t)(u)		$—	$—	$—	$233	$233,200	$233	$233,200

Total Short-Term Securities (Cost - $92,001,186) - 2.5%		2,224,466		17,574,867		72,201,853		92,001,186

	Contracts		Contracts		Contracts		Contracts
Over-the-Counter Call Options Purchased
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19	—	—	—	—	107	1	107	1

Total Options Purchased (Cost - $104,182) - 0.0%		—		—		1		1

Total Investments (Cost - $3,791,381,671*) - 102.0%		98,389,656		1,007,741,052		2,710,832,043		3,816,962,751
Other Assets Less Liabilities (Liabilities in Excess of Other Assets) - (2.0)%		584,171		(37,583,038)		(2,628,077)		(72,252,737	)(v)

Net Assets - 100.0%		$98,973,827		$970,158,014		$2,708,203,966		$3,744,710,014

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,786,835,313

Gross unrealized appreciation	$248,785,689
Gross unrealized depreciation	(218,658,252)

Net unrealized appreciation	$30,127,437

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security held in escrow for future payments.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$439,676	$12,603
Deutsche Bank AG	$4,222,786	$42,526
Goldman Sachs Co.	$1,727,100	$17,100
Wells Fargo Bank	$3,200,000	$—
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Convertible security.
(j)	Variable rate security. Rate shown is as of report date.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Par is less than $500.
(m)	Security, or a portion thereof, has been pledged as collateral for swap contracts.
(n)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(o)	Security, or a portion of security, is on loan.
(p)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(q)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(r)	The investment is held by a wholly owned taxable subsidiary of the Fund.
(s)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Pro Forma Combined Fund
Affiliate	Shares/ Beneficial Interest Held at September 30, 2009	Net Activity	Shares/ Beneficial Interest Held at September 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$8,118,162	$81,425,358	$89,543,520	$8	$75,991
Institutional Money Market Trust	$233,200	$—	$233,200	$—	$403
(t)	Represents the current yield as of report date.
(u)	Security was purchased with the cash collateral from loaned securities.
(v)	Reflects the distribution of undistributed net investment income of $32,625,793 attributable to High Yield Portfolio.
•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Pro Forma Combined Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,436,642	GBP	15,204,500	Royal Bank of Scotland Plc	10/20/10	$(444,647)
CAD	530,000	USD	503,209	UBS AG	10/20/10	$11,676
GBP	483,000	USD	753,456	UBS AG	10/20/10	$5,177
GBP	1,525,000	USD	2,409,060	Citibank, N.A.	10/20/10	$(13,008)
USD	2,135,619	CAD	2,255,000	Deutsche Bank AG	10/20/10	$(55,072)
USD	8,684,373	GBP	5,689,000	Citibank, N.A.	10/20/10	$(251,153)
USD	1,347,700	GBP	883,000	Deutsche Bank AG	10/20/10	$(39,199)
USD	616,572	GBP	400,000	Royal Bank of Scotland Plc	10/20/10	$(11,696)
USD	76,597	GBP	50,000	UBS AG	10/20/10	$(1,937)
EUR	18,482,000	USD	24,096,684	Citibank, N.A.	11/17/10	$1,089,432
USD	163,898,067	EUR	128,876,000	Citibank, N.A.	11/17/10	$(11,726,101)
EUR	4,683,000	USD	6,105,658	Citibank, N.A.	11/17/10	$276,016
EUR	5,771,200	USD	7,836,816	Royal Bank of Scotland Plc	11/17/10	$27,783
USD	80,092,907	EUR	62,978,500	Citibank, N.A.	11/17/10	$(5,729,912)

						$(16,862,641)

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

Financial futures contracts sold as of September 30, 2010 were as follows:

Pro Forma Combined Fund
Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation / Depreciation
215	S&P 500 Index	Chicago Mercantile	December 2010	$60,773,436	$(1,123,025)

Credit default swaps on single-name issues—buy protection outstanding as of September 30, 2010 were as follows:

Pro Forma Combined Fund
Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	$5,340	$(79,955)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	September 2013	$4,250	$37,279
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2014	$5,000	$(1,233,709)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	$2,750	$(285,368)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	December 2016	$3,400	$(127,422)

Total					$(1,689,175)

Credit default swaps on single-name issues—sold protection outstanding as of September 30, 2010 were as follows:

Pro Forma Combined Fund
Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Ford Motor Co.	5.10%	Bank of America, N.A.	December 2010	B	$7,500	$89,402
iStar Financial, Inc.	5.00%	Deutsche Bank AG	September 2011	CCC-	$3,400	$98,844
Texas Competitive LLC	5.00%	Goldman Sachs Bank USA	September 2012	CCC	$6,500	$(383,905)
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	$1,475	$34,900
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2015	C	$1,700	$(34,846)
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2015	C	$2,475	$11,795
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2015	C	$2,400	$(107,651)
Levi Strauss & Co.	5.00%	Citibank, N.A.	June 2015	B+	$4,850	$157,598
Nova Chemicals Corp.	5.00%	Goldman Sachs Bank USA	June 2015	B+	$5,150	$2,117
The Hertz Corp.	5.00%	Deutsche Bank AG	September 2015	CCC+	$2,000	$39,872
The Hertz Corp.	5.00%	Goldman Sachs Bank USA	September 2015	CCC+	$5,850	$(1,042)
The Hertz Corp.	5.00%	JPMorgan Chase Bank, N.A.	September 2015	CCC+	$5,000	$6,989
Levi Strauss & Co.	5.00%	Goldman Sachs Bank USA	September 2015	B+	$7,200	$216,493
Realogy Corp.	5.00%	JPMorgan Chase Bank, N.A.	September 2015	C	$1,350	$(4,490)

Total						$126,076

1	Using S&P’s rating of the issuer.
2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Pro Forma Condensed Combined Schedule of Investments for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

As of September 30, 2010 (Unaudited)

Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

Pro Forma Combined Fund
Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Deutsche Bank AG	0.60%	9/16/10	10/7/10	$4,509,127	$4,508,000
Deutsche Bank AG	0.60%	9/21/10	10/7/10	7,616,436	7,615,167
Deutsche Bank AG	0.55%	9/27/10	10/4/10	5,903,758	5,903,397
Deutsche Bank AG	0.55%	9/27/10	10/4/10	5,664,046	5,663,700
Deutsche Bank AG	0.55%	9/27/10	10/4/10	5,081,296	5,080,985
Deutsche Bank AG	0.55%	9/27/10	10/4/10	6,105,708	6,105,335
Deutsche Bank AG	0.55%	9/28/10	10/4/10	4,950,227	4,950,000
Deutsche Bank AG	0.60%	9/28/10	10/7/10	6,601,023	6,600,693

Total				$46,431,621	$46,427,277

Portfolio Abbreviations

CAD	Canadian Dollar	GO	General Obligation
CHF	Swiss Francs	LIBOR	London InterBank Offered Rate
DIP	Debtor-in-Possession	RB	Revenue Bonds
EUR	Euro	USD	US Dollar
GBP	British Pound
JPY	Japanese Yen

See Notes to Pro Forma Condensed Combined Financial Statements.

Pro Forma Condensed Combined Statement of Assets and Liabilities for

MAS: High Income Portfolio, High Income Fund and High Yield Bond Portfolio

as of September 30, 2010 (Unaudited)

	MAS: High Income Portfolio	High Income Fund	High Yield Bond Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments at value - unaffiliated(1)	$98,389,656	$990,166,185	$2,638,630,190			$3,727,186,031
Investments at value - affiliated(2)	—	17,574,867	72,201,853			89,776,720
Cash	—	110,938	—			110,938
Foreign currency at value(3)	606,353	150	17,173,351			17,779,854
Cash pledged as collateral in connection with swaps	—	460,000	500,000			960,000
Cash pledged as collateral in connection with financial futures contracts	—	2,076,000	5,250,000			7,326,000
Investments sold receivable	1,981,898	28,137,458	53,806,054			83,925,410
Interest receivable	1,753,252	16,855,629	46,061,285			64,670,166
Unrealized appreciation on swaps	—	167,273	576,653			743,926
Unrealized appreciation on foreign currency exchange contracts	31,860	288,792	1,089,432			1,410,084
Capital shares sold receivable	262,888	4,477,479	15,441,460			20,181,827
Receivable from advisor	20,884	—	36,821			57,705
Margin variation receivable	—	36,542	161,828			198,370
Dividends receivable - affiliated	—	—	16,423			16,423
Dividends receivable	1,910	22,654	59,461			84,025
Securities lending income receivable - affiliated	—	—	80			80
Principal paydown receivable	—	1,299,343	—			1,299,343
Swaps premium paid	—	815,664	—			815,664
Swaps receivable	—	23,823	—			23,823
Prepaid expenses	9,110	50,235	157,110			216,455
Other assets	3,614	2,637,323	2,781,257			5,422,194

Total Assets	$103,061,425	$1,065,200,355	$2,853,943,258			$4,022,205,038

Liabilities:
Bank overdraft	72	—	973,201			$973,273
Investments purchased payable	2,905,726	31,992,530	118,355,645			153,253,901
Reverse repurchase agreements	—	46,427,277	—			46,427,277
Unrealized depreciation on swaps	—	771,285	1,535,740			2,307,025
Unrealized depreciation unfunded loan commitments	9,183	167,499	—			176,682
Capital shares redeemed payable	132,427	2,389,643	3,976,909			6,498,979
Collateral received from swap contracts	—	—	400,000			400,000
Cash collateral on securities loaned at value	—	—	233,200			233,200
Interest expense payable	—	4,344	—			4,344
Unrealized depreciation on foreign currency exchange contracts	394,284	5,707,693	12,170,748			18,272,725
Income dividends payable	645,906	5,134,643	4,826,857	$32,625,793	(4)	43,233,199
Investment advisory fees payable	—	339,122	975,345			1,314,467
Service and distribution fees payable	—	303,297	370,851			674,148
Margin variation payable	—	—	76,154			76,154
Other affiliates payable	—	10,688	100,353			111,041
Officer’s and Trustees’/Directors’ fees payable	—	842	17,375			18,217
Swap premiums received	—	1,221,255	731,202			1,952,457
Swaps payable	—	10,756	—			10,756
Other accrued expenses payable	—	560,831	995,712			1,556,543
Other liabilities	—	636	—			636

Total liabilities	$4,087,598	$95,042,341	$145,739,292	$32,625,793		$277,495,024

Net Assets	$98,973,827	$970,158,014	$2,708,203,966	$(32,625,793)		$3,744,710,014

Pro Forma Condensed Combined Statement of Assets and Liabilities for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

as of September 30, 2010 (Unaudited)

	MAS: High Income Portfolio	High Income Fund	High Yield Portfolio	Pro Forma Adjustments		Portfolio Pro Forma Combined Fund
Net Assets Consist of:
Paid-in capital	$110,039,147	$2,496,213,917	$2,811,260,661			$5,417,513,725
Undistributed (distribution in excess of ) net investment income	—	32,625,793	21,368,033	$(32,625,793	)(4)	21,368,033
Accumulated distribution in excess of net investment income	(66,716)	—	—			(66,716)
Accumulated net realized loss	(13,145,987)	(1,482,068,352)	(208,890,665)			(1,704,105,004)
Net unrealized appreciation/depreciation	2,147,383	(76,613,344)	84,465,937			9,999,976

Net Assets	$98,973,827	$970,158,014	$2,708,203,966	$(32,625,793)		$3,744,710,014

(1) Investments at cost - unaffiliated	$95,887,679	$1,061,090,952	2,544,626,320			$3,701,604,951

(2) Investments at cost - affiliated	$598,730	$17,574,867	72,201,853			$90,375,450

(3) Foreign currency at cost	$—	$148	16,927,615			$16,927,763

Net Asset Value:
BlackRock
Net assets	$—	$—	$725,723,648	$—		$725,723,648
Shares outstanding	—	—	97,083,870	—		97,083,870
Net asset value	$—	$—	$7.48	$—		$7.48
Par value per share	—	—	$0.001			$0.001
Shares authorized	—	—	Unlimited			Unlimited

Institutional
Net assets	$98,973,827	$203,939,525	$738,473,688	(6,864,886	)(4)	$1,034,522,154
Shares outstanding	10,349,554	43,980,027	98,815,977	(14,715,018	)(5)	138,430,540
Net asset value	$9.56	$4.64	$7.47			$7.47
Par value per share	$0.01	$0.10	$0.001			$0.001
Shares authorized	Unlimited	500 million	Unlimited			Unlimited

Service
Net assets	$—	$—	$173,027,146	$—		$173,027,146
Shares outstanding	—	—	23,144,838	—		23,144,838
Net asset value	$—	$—	$7.48	$—		$7.48
Par value per share	—	—	$0.001			$0.001
Shares authorized	—	—	Unlimited			Unlimited

Investor A
Net assets	$—	$492,814,965	$848,953,337	(16,571,786	)(4)	$1,325,196,516
Shares outstanding	—	106,168,088	113,599,288	(42,441,525	)(6)	177,325,851
Net asset value	$—	$4.64	$7.47			$7.47
Par value per share	—	$0.10	$0.001			$0.001
Shares authorized	—	500 million	Unlimited			Unlimited

Investor B
Net assets	$—	$—	$15,539,825	—	(4)	$15,539,825
Shares outstanding	—	—	2,078,993	—	(5)	2,078,993
Net asset value	$—	$—	$7.47			$7.47
Par value per share	—	—	$0.001			$0.001
Shares authorized	—	—	Unlimited			Unlimited

Pro Forma Condensed Combined Statement of Assets and Liabilities for

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

as of September 30, 2010 (Unaudited)

	MAS: High Income Portfolio	High Income Fund	High Yield Portfolio	Pro Forma Adjustments		Portfolio Pro Forma Combined Fund
Investor B1
Net assets	$—	$43,620,133	$15,693,967	$(1,466,117	)(4)	$57,847,983
Shares outstanding	—	9,392,704	2,099,844	(3,752,520	)(5)	7,740,028
Net asset value	$—	$4.64	$7.47			$7.47
Par value per share	—	$0.10	$0.001			$0.001
Shares authorized	—	1,500 million	Unlimited			Unlimited

Investor C
Net assets	$—	$102,344,798	$144,224,275	(3,439,313	)(4)	$243,129,760
Shares outstanding	—	22,034,023	19,280,908	(8,811,648	)(5)	32,503,283
Net asset value	$—	$4.64	$7.48			$7.48
Par value per share	—	$0.10	$0.001			$0.001
Shares authorized	—	200 million	Unlimited			Unlimited

Investor C1
Net assets	$—	$127,438,593	$26,265,544	(4,283,691	)(4)	$149,420,446
Shares outstanding	—	27,443,552	3,509,473	(10,988,200	)(5)	19,964,825
Net asset value	$—	$4.64	$7.48			$7.48
Par value per share	—	$0.10	$0.001			$0.001
Shares authorized	—	200 million	Unlimited			Unlimited

Class R
Net assets	$—	$—	$20,302,536	$—		$20,302,536
Shares outstanding	—	—	2,717,377	—		2,717,377
Net asset value	$—	$—	$7.47	$—		$7.47
Par value per share	—	—	$0.001			$0.001
Shares authorized	—	—	Unlimited			Unlimited

(4)	Reflects the distribution of undistributed net investment income of $32,625,793 which was attributable to BlackRock High Income Fund.
(5)

Reflects the capitalization adjustments giving the effect of the transfer of shares of MAS: High Income Portfolio and High Income Fund, which the High Yield Portfolio’s shareholders will receive as if the Reorganization had taken place on September 30, 2010. The foregoing should not be relied upon to reflect the number of shares of High Yield Portfolio.

See Notes to Pro Forma Financial Statements

Pro Forma Condensed Combined Statement of Operations

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

For the Twelve Months Ended September 30, 2010 (Unaudited)

	MAS: High Income Portfolio	High Income Fund	High Yield Portfolio	Proforma Adjustments		Portfolio Pro Forma Combined Fund
Investment Income:
Interest	$7,777,050	$96,040,153	$209,659,900	—		$313,477,103
Securities lending - affiliated	—	—	403	—		403
Dividends	51,940	662,777	1,846,306	—		2,561,023
Facility and other fees	180,329	509,000	—	—		689,329
Dividends - affiliated	838	8,820	67,171	—		76,829

Total income	8,010,157	97,220,750	211,573,780			316,804,687

Expenses:
Investment advisory	361,253	4,415,078	10,897,199	$(21,601	)(1)	15,651,929
Service - Investor A	—	1,301,657	1,960,931	—		3,262,588
Service and distribution - Investor B	—	360,900	217,591	(360,900	)(2)	217,591
Service and distribution - Investor B1	—	—	138,241	360,900	(2)	499,141
Service and distribution - Investor C	—	929,775	1,181,671	—		2,111,446
Service and distribution - Investor C1	—	1,055,101	209,212	—		1,264,313
Service and distribution - Class R	—	—	79,980	—		79,980
Service and distribution - Service	—	—	426,706	—		426,706
Transfer agent	29,037	—	—	(29,037	)(3)	—
Transfer agent - BlackRock	—	—	34,494	—		34,494
Transfer agent - Institutional	—	487,588	642,064	(17,821	)(3)	1,111,831
Transfer agent - Investor A	—	852,649	1,550,561	(32,445	)(3)	2,370,765
Transfer agent - Investor B	—	136,355	40,599	(136,355	)(3)	40,599
Transfer agent - Investor B1	—	—	18,752	130,077	(2)(3)	148,829
Transfer agent - Investor C	—	374,358	144,002	(18,532	)(3)	499,828
Transfer agent - Investor C1	—	355,198	39,311	(18,454	)(3)	376,055
Transfer agent - Class R	—	—	64,614	—		64,614
Transfer agent - Service	—	—	275,192	—		275,192
Administration - fund level	39,958	233,741	1,430,814	357,003	(4)	2,061,516
Printing	20,974	133,061	326,455	78,320	(3)	558,810
Administration - BlackRock	—	—	141,848	22	(4)	141,870
Administration - Institutional	—	—	134,004	61,691	(4)	195,695
Administration - Investor A	—	—	167,731	47,533	(4)	215,264
Administration - Investor B	—	—	5,471	(12	)(4)	5,459
Administration - Investor B1	—	—	4,575	12,028	(4)	16,603
Administration - Investor C	—	—	29,532	23,291	(4)	52,823
Administration - Investor C1	—	—	6,505	32,965	(4)	39,470
Administration - Class R	—	—	3,997	—	(4)	3,997
Administration - Service	—	—	42,633	(27	)(4)	42,606
Custodian	24,062	105,310	172,997	(92,816	)(5)	209,553
Professional	64,707	243,254	167,663	(95,035	)(5)	380,589
Registration	27,099	89,269	194,732	6,538	(5)	317,638
Officer and Trustees/Directors	19,317	41,714	70,541	(38,183	)(5)	93,389
Miscellaneous	52,576	95,163	173,104	(70,037	)(5)	250,806
Recoupment of past waived fees - class specific	—	—	14,411	(14,411	)(6)	—

Total expenses excluding interest expense and fees	638,983	11,210,171	21,008,133	164,702		33,021,989

Interest expense	4,949	108,109	17,562	—		130,620

Total expenses	643,932	11,318,280	21,025,695	164,702		33,152,609

Less fees waived by advisor	(638,996)	(3,598)	(74,771)	692,440	(6)	(24,925)
Less administration fees waived - BlackRock	—	—	(129,374)	69,063	(6)	(60,311)
Less administration fees waived - Institutional	—	—	(133,587)	(62,108	)(6)	(195,695)
Less administration fees waived - Investor A	—	—	(28,533)	(186,731	)(6)	(215,264)
Less administration fees waived - Investor B	—	—	—	—	(6)	—
Less administration fees waived - Investor B1	—	—	—	(16,603	)(6)	(16,603)
Less administration fees waived - Investor C	—	—	—	(52,823	)(6)	(52,823)
Less administration fees waived - Investor C1	—	—	—	(39,470	)(6)	(39,470)
Less administration fees waived - Class R	—	—	(3,997)	—	(6)	(3,997)

Pro Forma Condensed Combined Statement of Operations

MAS: High Income Portfolio, High Income Fund and High Yield Portfolio

For the Twelve Months Ended September 30, 2010 (Unaudited)

	MAS: High Income Fund	High Income Fund	High Yield Portfolio	Pro Forma Adjustments		Portfolio Pro Forma Combined Fund
Less administration fees waived - Service	$—	$—	$(2,801)	$2,801	(6)	$—
Less transfer agent fees waived - BlackRock	—	—	(969)	969	(6)	—
Less transfer agent fees waived - Institutional	—	—	(3,103)	(2,952	)(6)	(6,055)
Less transfer agent fees waived - Investor A	—	—	(1,307)	(73,418	)(6)	(74,725)
Less transfer agent fees waived - Investor B	—	—	—	—		—
Less transfer agent fees waived - Investor B1	—	—	—	(485	)(6)	(485)
Less transfer agent fees waived - Investor C	—	—	—	(5,879	)(6)	(5,879)
Less transfer agent fees waived - Investor C1	—	—	—	(1,792	)(6)	(1,792)
Less transfer agent fees waived - Class R	—	—	(239)	—	(6)	(239)
Less transfer agent fees waived - Service	—	—	(7,634)	7,634	(6)	—
Less transfer agent fees reimbursed - BlackRock	—	—	(13,458)	13,458	(6)	—
Less transfer agent fees reimbursed - Institutional	—	—	(92,215)	(17,889	)(6)	(110,104)
Less transfer agent fees reimbursed - Investor A	—	—	(2,460)	(870,901	)(6)	(873,361)
Less transfer agent fees reimbursed - Investor B	—	—	—	—		—
Less transfer agent fees reimbursed - Investor B1	—	—	—	(50,492	)(6)	(50,492)
Less transfer agent fees reimbursed - Investor C	—	—	—	(156,625	)(6)	(156,625)
Less transfer agent fees reimbursed - Investor C1	—	—	—	(61,456	)(6)	(61,456)
Less transfer agent fees reimbursed - Class R	—	—	(31,474)	2,068	(6)	(29,406)
Less transfer agent fees reimbursed - Service	—	—	(19,691)	19,691	(6)	—
Lees fees paid indirectly	—	(277)	(2,591)	—		(2,868)

Total expenses after fees waived, reimbursed and paid indirectly	4,936	11,314,405	20,477,491	(626,798)		31,170,034

Net investment income	8,005,221	85,906,345	191,096,289	626,798		285,634,653

Realized and Net realized gain (loss) from:
Unrealized Gain (Loss):
Investments - unaffiliated	2,948,228	35,293,954	115,639,924			153,882,106
Investments - affiliated	—	—	8			8
Options written	—	695,250	1,379,625			2,074,875
Financial futures contracts	—	719,089	1,005,924			1,725,013
Swaps	1,959	(6,690,292)	(11,813,739)			(18,502,072)
Foreign currency transactions	842,363	13,793,031	18,128,128			32,763,522

	3,792,550	43,811,032	124,339,870			171,943,452

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	5,580,973	73,643,414	132,087,586			211,311,973
Unfunded loan commitments	(11,175)	(167,499)	—			(178,674)
Financial futures contracts	—	(324,189)	(798,836)			(1,123,025)
Swaps	—	4,910,135	9,809,593			14,719,728
Foreign currency transactions	(346,986)	(5,468,099)	(11,102,481)			(16,917,566)

	5,222,812	72,593,762	129,995,862			207,812,436

Total realized and unrealized gain	9,015,362	116,404,794	254,335,732			379,755,888

Net Increase in Net Assets Resulting from Operations:	$17,020,583	$202,311,139	$445,432,021	$626,798		$665,390,541

(1)	Reflects adjustments due to contractual advisory agreement of High Yield Portfolio.
(2)	Reflects adjustment due to Investor B1 shares of High Yield Portfolio being issued to Investor B shareholders of High Income Fund.
(3)	Reflects the reclassification of certain transfer agent fees to printing on the Combined High Yield Portfolio.
(4)	Reflects adjustments due to contractual administration agreement of High Yield Portfolio.
(5)	Reflects the anticipated increase/decrease in costs as a result of the Reorganization through consolidation of custody, legal and other services.
(6)	Reflects adjustments due to the expense limitation agreement of High Yield Portfolio currently in effect and changes that will be in effect upon completion of the Reorganization.

*	See Notes to Pro Forma Condensed Combined Financial Statements.

Notes to Pro Forma Condensed Combined Financial Statements as of September 30, 2010 (Unaudited)

NOTE 1 — Basis of Combination:

The Board of Trustees of BlackRock Funds II (the “Trust”) on behalf of the BlackRock High Yield Bond Portfolio, the Board of Directors of BlackRock Bond Fund, Inc., on behalf of its series BlackRock High Income Fund, and the Board of Trustees of Managed Account Series (MAS), on behalf of its series High Income Portfolio, (collectively, the “Funds”), at a meeting held on March 18, 2011, approved the Funds entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the BlackRock High Income Fund and the MAS High Income Portfolio will transfer all of their assets, subject to their liabilities, to the BlackRock High Yield Bond Portfolio, in exchange for the shares of the BlackRock High Yield Bond Portfolio equal in value to the net assets of the BlackRock High Income Fund and the MAS High Income Portfolio, respectively (the “Reorganization”). If the Reorganization is consummated, shares of the BlackRock High Yield Bond Portfolio then will be distributed to BlackRock High Income Fund’s and MAS High Income Portfolio’s shareholders on a pro rata basis in liquidation of BlackRock High Income Fund and MAS High Income Portfolio, respectively.

The Reorganization will be accounted for as a tax-free merger of investments companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds as though the merger had been effected on September 30, 2010. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended September 30, 2010. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of September 30, 2010, all the securities held by the BlackRock High Income Fund and MAS High Income Portfolio comply with the compliance guidelines and/or investment restrictions of the BlackRock High Yield Bond Portfolio. The historical cost of investment securities will be carried forward to the surviving legal entity.

The historical financial statements of the Funds included or incorporated by reference in their respective prospectuses should be read in conjunction with the accompanying pro forma condensed combined financial statements. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on September 30, 2010. Following the Reorganization, BlackRock High Yield Bond Portfolio will be the legal survivor.

All costs with respect to the Reorganization will be borne BlackRock Advisors, LLC and its affiliates.

NOTE 2 — BlackRock High Yield Bond Portfolio, BlackRock High Income Fund, and MAS High Income Portfolio Valuation:

The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices for one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the

Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

NOTE 3 — Capital Shares:

The pro forma net asset value per share assumes the issuance of shares of BlackRock High Yield Bond Portfolio that would have been issued at September 30, 2010 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of the respective shares of the BlackRock High Income Fund and the MAS High Income Portfolio, as of September 30, 2010, divided by the net asset value per share of the shares of BlackRock High Yield Bond Portfolio as of September 30, 2010. The pro forma number of shares outstanding, by class, for BlackRock High Yield Bond Portfolio consists of the following at September 30, 2010.

Class of Shares	Shares of BlackRock High Yield Bond Portfolio Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
BlackRock	97,083,870	—	(a)(b)	97,083,870
Institutional	98,815,977	39,614,563		138,430,540
Service	23,144,838	—	(a)(b)	23,144,838
Investor A	113,599,288	63,726,563	(a)	177,325,851
Investor B	2,078,993	—	(a)(b)	2,078,993
Investor B1	2,099,844	5,640,184	(a)	7,740,028
Investor C	19,280,908	13,222,375	(a)	32,503,283
Investor C1	3,509,473	16,455,352	(a)	19,964,825
Class R	2,717,377	—	(a)(b)	2,717,377

(a)	MAS High Income Portfolio has no shares outstanding for these classes.
(b)	BlackRock High Income Fund has no shares outstanding for these classes.

NOTE 4 — Pro Forma Operating Expenses:

The pro forma condensed combined statement of operations for the twelve month period ended September 30, 2010, as adjusted, giving effect to the Reorganization reflects changes in expenses of BlackRock High Yield Bond Portfolio as if the Reorganization was consummated on October 1, 2009. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:

Each of the BlackRock High Yield Bond Portfolio, the BlackRock High Income Fund and the MAS High Income Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it is determined that such qualification is no longer in the best interest of shareholders, BlackRock High Yield Bond Portfolio will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, the BlackRock High Income Fund and the MAS High Income Portfolio, respectively, will make any required income or capital gain distributions prior to consummation of the Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

The BlackRock High Yield Bond Portfolio will succeed to the capital loss carryforwards of the BlackRock High Income Fund and the MAS High Income Portfolio. The BlackRock High Income Fund’s and the MAS High Income Portfolio’s capital loss carryforwards will be subject to the limitations of the Code. In addition, for five years beginning after the Closing Date of the Reorganization, the BlackRock High Yield Bond Portfolio will not be allowed to offset certain pre-Reorganization built-in gains attributable to the BlackRock High Income Fund and the MAS High Income Portfolio with capital loss carryforwards. Due to the operation of these loss limitation rules, it is possible that the shareholders of the BlackRock High Income Fund and the MAS High Income Portfolio would receive taxable distributions earlier than they would have in the absence of the respective Reorganization.

Shareholders of the BlackRock High Income Fund and the MAS High Income Portfolio may tender their shares before the Reorganizations take place, which will be treated as a normal tender of shares and, generally, will be a taxable transaction. Shareholders must consult with their own tax advisers regarding potential transactions.

NOTE 6 — Pro Forma Calculation:

The accompanying Pro Forma Condensed Combined Financial Statements include pro forma calculations that are based on estimates and as such may not necessarily be representative of the actual combined fund financial statements.

NOTE 7 — Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the Pro Forma Condensed Combined Financial Statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the Pro Forma Condensed Combined Financial Statements.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement filed as Exhibit 5(a) to the Registrant’s Registration Statement. Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement filed as Exhibit 9(a), Section 12 of the Transfer Agency Agreement filed as Exhibit 13(b) and Section 9 of the Administration Agreement filed as Exhibit 13(a). Indemnification of BlackRock Advisors, LLC is provided for in Section 5 of the Shareholders’ Administrative Services Agreement filed as Exhibit 8(e). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust filed as Exhibit 1(a) provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Acquiring Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Acquiring Trust shall have received a written opinion from independent legal counsel approved by the Acquiring Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Acquiring Trust. The Acquiring Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Acquiring Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Acquiring Trustee shall indemnify officers, representatives and employees of the Acquiring Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, filed herein as Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of shares with the same alphabetical designation as that of the shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Acquiring Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Acquiring Trust and satisfy any judgment thereon from such assets.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws provides:

Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its representatives and employees to the full extent required under its Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

(g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws provides:

Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 16.    Exhibits

(1)		—Articles of Incorporation

	(a)	—Declaration of Trust of the Registrant dated April 26, 2007 is incorporated by reference to Exhibit 1(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(b)

—Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(2)		—By-laws

(a)

—Amended and Restated Code of Regulations of the Registrant, effective December 9, 2008 is incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(3)		—Voting trust agreements

	(a)	—None

(4)		—Plan of Reorganization

—Form of Agreement and Plan of Reorganization in included in Appendix II to the Combined Proxy Statement/Prospectus

(5)		—Instruments Defining Rights of Security Holders

(a)

—Sections V, VIII and IX of Registrant’s Declaration of Trust dated April 26, 2007 are incorporated herein by reference to Exhibit (1)(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

—Article I of Registrant’s Code of Regulations is incorporated herein by reference to Exhibit 2(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

—Article I, Article II and Article V (Section 4) of the Amended and Restated Code of Regulations of the Registrant are incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(6)		—Investment Advisory Agreements

(a)

—Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to all Portfolios except the Strategic Portfolio I is incorporated herein by reference to Exhibit 4(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)

—Form of Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Strategic Portfolio I is incorporated herein by reference to Exhibit 4(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(c)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Bond Portfolios is incorporated herein by reference to Exhibit 4(c) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(d)

—Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(e)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Emerging Market Debt, Strategic Income, Income and Income Builder Portfolios is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(f)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Investment Management, LLC with respect to the Income and Income Builder Portfolios is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(7)		—Underwriting Contracts

(a)

—Form of Distribution Agreement between Registrant and BlackRock Investments, LLC (formerly, BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2008.

(8)		—Bonus or Profit Sharing Contracts

—None.

(9)		—Custodian Agreements

(a)

—Form of Custodian Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)

—Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(10)		—Rule 12b-1 Plan

(a)

—Distribution and Service Plan for Service, Investor A, Investor B, Investor C, Institutional, HL, BlackRock, Investor A1, Investor B1, Investor B2, Investor C1, Investor C2 and R shares is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b)

—Appendix to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(11)		—Legal Opinions

	(a)	—Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is filed herewith.

(12)	(a)

—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock High Yield Bond Portfolio and BlackRock High Income Fund discussed in the Prospectus/Proxy Statement is filed herewith.

(b)

—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock High Yield Bond Portfolio and High Income Portfolio discussed in the Prospectus/Proxy Statement is filed herewith.

(13)		—Other Material Contracts

(a)

—Form of Administration Agreement among Registrant, BlackRock Advisors, LLC and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)

—Form of Transfer Agency Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(c)

—Form of Expense Limitation Agreement by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on October 29, 2009.

(d)

—Schedule A to Expense Limitation Agreement in incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(e)

—Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(e) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(f)

—Form of Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of BlackRock Global Growth Fund, Inc. filed on December 17, 2007.

— Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, dated as of November 19, 2008, relating to the Credit Agreement, dated as of November 17, 2007, is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. filed on December 22, 2008.

— First Amendment to Form of Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b)(4) to the Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of BlackRock Healthcare Fund, Inc. filed on August 28, 2009.

— Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, dated as of November 18, 2009, relating to the Credit Agreement, dated as of November 19, 2008 is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund Inc. filed on December 23, 2009.

—Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, dated as of November 17, 2010, relating to the Credit Agreement, dated as of November 18, 2009 is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on November 22, 2010.

	(g)	—Form of Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC. *

(14)		—Consents

	(a)	—Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock High Income Fund and the High Income Portfolio is filed herewith.

	(b)	— Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock High Yield Bond Portfolio is filed herewith.

(15)		—Omitted Financial Statements

	(a)	—None.

(16)		—Power of Attorney

	(a)	—Power of Attorney is included on the signature page.

17	(a)	—Form of Proxy Card is filed herewith.

(b)

—Prospectus and Statement of Additional Information of the BlackRock High Income Fund, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 46 to the Registration of BlackRock Bond Fund, Inc. on Form N-1A (File No. 002-62329), filed on January 28, 2011)

(c)

—Prospectus and Statement of Additional Information of the High Income Portfolio, each dated August 27, 2010 (incorporated by reference to Post-Effective Amendment No. 6 to the Registration of Managed Account Series on Form N-1A (File No. 333-124463), filed on August 27, 2010)

(d)

—Prospectus and Statement of Additional Information of the BlackRock High Yield Bond Portfolio, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 40 to the Registration of BlackRock Funds II on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(e)

—Annual Report to Shareholders of the BlackRock High Income Fund for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 7, 2010).

(f)

—Annual Report to Shareholders of the High Income Portfolio for the year ended April 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on July 8, 2010).

(g)

—Semi-Annual Report to Shareholders of the High Income Portfolio for the period ended October 31, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSRS of the Registrant, filed on January 6, 2011).

(h)

—Annual Report to Shareholders of the BlackRock High Yield Bond Portfolio for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

*	To be filed by amendment.

Item 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 1st day of April, 2011.

BLACKROCK FUNDS II (Registrant)

By:	/S/ JOHN PERLOWSKI
(John Perlowski, President and Chief Executive Officer)

Each person whose signature appears below hereby authorizes Howard Surloff, Ira Shapiro, Ben Archibald, Aaron Wasserman, John Perlowski, Neal J. Andrews, Jay M. Fife, Edward Baer, Brendan Kyne, Brian Schmidt, and Janey Ahn, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission. This power of attorney will be governed by and construed in accordance with the laws of the [Commonwealth of Massachusetts]. The execution of this power of attorney is not intended to, and does not, revoke any prior powers of attorney.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN PERLOWSKI (John Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	April 1, 2011

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 1, 2011

/S/ JAMES H. BODURTHA (James H. Bodurtha)	Trustee	April 1, 2011

/S/ BRUCE R. BOND (Bruce R. Bond)	Trustee	April 1, 2011

/S/ DONALD W. BURTON (Donald W. Burton)	Trustee	April 1, 2011

/S/ STUART E. EIZENSTAT (Stuart E. Eizenstat)	Trustee	April 1, 2011

/S/ KENNETH A. FROOT (Kenneth A. Froot)	Trustee	April 1, 2011

/S/ ROBERT M. HERNANDEZ (Robert M. Hernandez)	Trustee	April 1, 2011

/S/ JOHN F. O’BRIEN (John F. O’Brien)	Trustee	April 1, 2011

Signature	Title	Date

/S/ ROBERTA COOPER RAMO (Roberta Cooper Ramo)	Trustee	April 1, 2011

/S/ DAVID H. WALSH (David H. Walsh)	Trustee	April 1, 2011

/S/ FRED G. WEISS (Fred G. Weiss)	Trustee	April 1, 2011

/S/ RICHARD S. DAVIS (Richard S. Davis)	Trustee	April 1, 2011

/S/ LAURENCE D. FINK (Laurence D. Fink)	Trustee	April 1, 2011

/S/ HENRY GABBAY (Henry Gabbay)	Trustee	April 1, 2011

EXHIBIT INDEX

Exhibit No.		Description

11	(a)	—Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered.

12	(a)	—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock High Yield Bond Portfolio and BlackRock High Income Fund.

	(b)	—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of BlackRock High Yield Bond Portfolio and High Income Portfolio

14	(a)	—Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock High Income Fund and High Income Portfolio

	(b)	—Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock High Yield Bond Portfolio

17	(a)	—Form of Proxy Card